UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2668

                        Oppenheimer AMT-Free Municipals
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                      Date of reporting period: 07/31/2007

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
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TOP TEN CATEGORIES
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Tobacco Master Settlement Agreement                                        18.3%
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Special Assessment                                                         12.2
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Hospital/Health Care                                                        8.9
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Gas Utilities                                                               6.9
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Higher Education                                                            6.6
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Tax Increment Financing (TIF)                                               6.2
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Special Tax                                                                 4.2
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Education                                                                   3.9
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Multifamily Housing                                                         3.9
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Electric Utilities                                                          3.0

Portfolio holdings are subject to change. Percentages are as of July 31, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
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AAA                                                                         9.8%
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AA                                                                         14.8
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A                                                                          15.1
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BBB                                                                        39.6
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BB or lower                                                                20.7

Allocations are subject to change. Percentages are as of July 31, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 36.43% of the portfolio's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.

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                     15 | OPPENHEIMER AMT-FREE MUNICIPALS

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TOP HOLDINGS AND ALLOCATIONS
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--------------------------------------------------------------------------------

TOP TEN STATES
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Florida                                                                    20.1%
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California                                                                 15.1
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Texas                                                                      13.8
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Illinois                                                                    6.3
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Virginia                                                                    4.7
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Colorado                                                                    4.3
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Louisiana                                                                   4.1
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Georgia                                                                     3.8
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Washington                                                                  3.7
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Missouri                                                                    3.5

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2007, and are based on net assets.

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                      16 | OPPENHEIMER AMT-FREE MUNICIPALS

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FUND PERFORMANCE DISCUSSION
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HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF
THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JULY 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased to report that Oppenheimer AMT-Free Municipals distributed high levels of tax-free income to its shareholders during this reporting period, outperforming many fixed-income alternatives on an after-tax basis. As of July 31, 2007, Oppenheimer AMT-Free Municipals Class A shares provided a distribution yield of 4.75% at net asset value. Lipper Inc.--an independent mutual fund rating service--reported an average distribution yield of 3.87% among the 240 funds in its General Municipal Debt Funds category as of the same date. 1

      Tax-free income generated 100% of the Fund's positive total return for the reporting period, providing significant benefit to our yield-oriented investors. The Fund's Class A shares generated a 1-year total return of 4.37% without sales charge. By comparison, the Lehman Brothers Municipal Bond Index produced a total return of 4.27% in the same period. On July 31, 2007, the Fund was ranked in the top 10% of funds in its Lipper category in total return for periods of 1, 3, 5 and 10 years. 2 These results clearly demonstrate how the Fund's income-oriented approach continued to provide significant benefit to our investors in the past 12 months.

      Throughout this reporting period, the monthly dividend for Class A shares held steady at 4 cents per share. We believe this demonstrates the benefits of investing with seasoned fund managers who are skilled at finding bonds with generous yields even in challenging credit markets. In all, the Fund distributed 48 cents per Class A share in the reporting period ended July 31, 2007, including a small amount of taxable income.

      The Fund's holdings in tobacco Master Settlement Agreement (MSA) bonds continued to provide significant benefit this reporting period. These so-called tobacco bonds are backed by state and/or U.S. territory proceeds from a national litigation settlement with tobacco manufacturers. At the end of this reporting period, MSA-backed tobacco bonds accounted for nearly one-fifth of Fund investments and comprised the Fund's largest industry category.

1. Lipper Inc. Lipper calculations do not include sales charges which, if included, would reduce results.

2. Lipper Inc. As of July 31, 2007, Lipper Inc. ranked Oppenheimer AMT-Free Municipals 14th among 236 funds for the past year, 3rd among 220 funds for the past 3 years, 4th among 207 funds for the past 5 years and 8th among 132 funds for the past 10 years in its New York Municipal Debt Funds category. Lipper rankings are based on total returns, but do not consider sales charges. Lipper rankings are for the A share class only; other classes may have different performance characteristics. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


                      17 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      This sector contributed strongly to the Fund's total return this reporting period, which included two large pre-refundings that elevated bond prices. Tobacco manufacturers continue to face litigation, but we believe the risks have been overstated. In the history of MSA-backed tobacco bonds, interest payments and scheduled payments of principal on the bonds held by our funds have never been interrupted--and many bonds have repaid principal earlier than their scheduled final maturity.

      Some recent courtroom decisions, nonetheless, are worth noting. Tobacco manufacturers received good news in August 2006 when a judge ruled that she could not authorize financial remedies, despite a finding that federal racketeering laws had been violated. In November 2006, the U.S. Supreme Court declined to review a 2005 ruling by the Illinois Supreme Court that reversed a $10.1 billion judgment against Philip Morris USA. Late in this reporting period, a federal judge in the Southern District of New York ruled that a smoker's claim for punitive damages cannot be awarded because New York State, which had sued the tobacco industry in 1997, ultimately agreed to participate in the MSA.

      The Fund's current weighting in MSA-backed bonds reflects our belief that these bonds can continue to help the Fund deliver high levels of tax-free income.

      In this reporting period, the Fund continued to favor bonds issued to finance the infrastructure of new real estate development projects. The credit structure of these Special Tax and Special Assessment bonds (known as "dirt bonds") are advantageous, we believe, because the payments that secure the bonds are on parity with real estate taxes. Additionally, the responsibility for servicing the debt passes to all subsequent property owners as the land is developed and subdivided. Thus, as the number of owners increases, the risk bondholders face decreases. Further, the fear of foreclosure leads most property owners to stay current with their debt service payments--to the benefit of the Fund.

      In all, Special Tax and Special Assessment bonds constituted about one-sixth of the portfolio's market value as of July 31, 2007, included largely attractive holdings and contributed positively to total return. The Fund's small position in bonds issued to finance infrastructure development in the Roripaugh Community Facilities District, in Temecula, California, however, was a concern this reporting period. The construction timeline was delayed and various building permits were withheld when a financial institution affiliated with both the lead developer and a participating home builder filed for bankruptcy protection this reporting period. The prices of the bonds held by the Fund fell as a result and detracted from overall performance. All scheduled payments were made this reporting period, with the affiliated developers using a letter of credit to offset any payment


                      18 | OPPENHEIMER AMT-FREE MUNICIPALS
shortfalls. We expect payments to remain timely after the financial institution emerges from bankruptcy protection and construction resumes. Importantly, we continue to believe that our tax-free investments in "dirt bonds" represent valuable and relatively low-risk opportunities to participate in today's challenging housing market.

      Credit spreads were relatively stable this reporting period, and Fund managers continued to scour the municipal markets for securities that offered an attractive balance of risk and reward. At the end of the reporting period, about 80% of the Fund's portfolio consisted of investment-grade securities, and the Fund's average credit quality was A-minus.

      Including the effects of leverage, the Fund increased its position this reporting period in municipal inverse-floating-rate securities, which are tax-exempt securities whose interest payments move inversely to changes in short-term interest rates. Most of the Fund's new investments in these bonds were PLNs (percentage of LIBOR notes), which are designed to have minimal (if any) reaction to interest rate fluctuations. Additionally, PLNs reset quarterly and, to the benefit of the Fund, these "inverse floaters" offered yields that were higher than market averages during this reporting period.

      During this reporting period, the U.S. Supreme Court announced that it would hear DEPARTMENT OF REVENUE (KENTUCKY) V. DAVIS this fall or early in 2008, with a ruling to follow. The question posed in the case is whether Kentucky can tax the income that state residents earn on out-of-state municipal securities if the income that residents earn from in-state municipal securities is exempt from taxation. While the Court's decision could have implications for other states, exemption from federal taxes, which provides investors with the greatest benefit, is not in question. We cannot confidently predict what the Court will decide. However, we will continue to serve our shareholders by focusing on how best to create tax-free yield advantages in any current and future market scenario. We remain committed to helping fixed-income investors achieve their financial goals for tax-free income and will continue to offer a full complement of municipal bond funds to serve our shareholders' diverse needs.

      Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. Shareholders should note that market conditions during this reporting period did not affect the Fund's overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund's structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.


                      19 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND PERFORMANCE DISCUSSION
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COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2007. In the case of Class A, Class B and Class C shares, performance is measured over a ten-year period. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                      20 | OPPENHEIMER AMT-FREE MUNICIPALS

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer AMT-Free Municipals (Class A)
   Lehman Brothers Municipal Bond Index

   [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN PRINTED MATERIAL.]

                     Oppenheimer AMT-Free         Lehman Brothers
                     Municipals (Class A)      Municipal Bond Index
07/31/1997                  $ 9,525                   $10,000
10/31/1997                  $ 9,588                   $10,088
01/31/1998                  $ 9,908                   $10,402
04/30/1998                  $ 9,838                   $10,367
07/31/1998                  $10,053                   $10,599
10/31/1998                  $10,297                   $10,897
01/31/1999                  $10,515                   $11,093
04/30/1999                  $10,526                   $11,087
07/31/1999                  $10,311                   $10,904
10/31/1999                  $ 9,927                   $10,704
01/31/2000                  $ 9,730                   $10,691
04/30/2000                  $ 9,995                   $10,986
07/31/2000                  $10,224                   $11,374
10/31/2000                  $10,410                   $11,615
01/31/2001                  $10,730                   $12,111
04/30/2001                  $10,638                   $12,125
07/31/2001                  $11,044                   $12,521
10/31/2001                  $11,155                   $12,835
01/31/2002                  $11,054                   $12,825
04/30/2002                  $11,210                   $12,974
07/31/2002                  $11,529                   $13,361
10/31/2002                  $11,522                   $13,588
01/31/2003                  $11,697                   $13,782
04/30/2003                  $11,965                   $14,076
07/31/2003                  $11,812                   $13,842
10/31/2003                  $12,328                   $14,283
01/31/2004                  $12,840                   $14,635
04/30/2004                  $12,776                   $14,453
07/31/2004                  $12,947                   $14,643
10/31/2004                  $13,555                   $15,145
01/31/2005                  $13,984                   $15,346
04/30/2005                  $14,247                   $15,438
07/31/2005                  $14,589                   $15,573
10/31/2005                  $14,578                   $15,529
01/31/2006                  $14,917                   $15,780
04/30/2006                  $15,022                   $15,771
07/31/2006                  $15,287                   $15,970
10/31/2006                  $15,807                   $16,422
01/31/2007                  $15,963                   $16,458
04/30/2007                  $16,239                   $16,683
07/31/2007                  $15,954                   $16,651

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 7/31/07

1-Year   -0.59%     5-Year   5.68%     10-Year   4.78%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, AND THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 24 FOR FURTHER INFORMATION.


                      21 | OPPENHEIMER AMT-FREE MUNICIPALS

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FUND PERFORMANCE DISCUSSION
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CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer AMT-Free Municipals (Class B)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer AMT-Free       Lehman Brothers
                      Municipals (Class B)     Municipal Bond Index
07/31/1997                 $ 10,000                  $ 10,000
10/31/1997                 $ 10,046                  $ 10,088
01/31/1998                 $ 10,363                  $ 10,402
04/30/1998                 $ 10,270                  $ 10,367
07/31/1998                 $ 10,475                  $ 10,599
10/31/1998                 $ 10,708                  $ 10,897
01/31/1999                 $ 10,914                  $ 11,093
04/30/1999                 $ 10,905                  $ 11,087
07/31/1999                 $ 10,661                  $ 10,904
10/31/1999                 $ 10,243                  $ 10,704
01/31/2000                 $ 10,019                  $ 10,691
04/30/2000                 $ 10,273                  $ 10,986
07/31/2000                 $ 10,489                  $ 11,374
10/31/2000                 $ 10,660                  $ 11,615
01/31/2001                 $ 10,967                  $ 12,111
04/30/2001                 $ 10,852                  $ 12,125
07/31/2001                 $ 11,246                  $ 12,521
10/31/2001                 $ 11,338                  $ 12,835
01/31/2002                 $ 11,201                  $ 12,825
04/30/2002                 $ 11,339                  $ 12,974
07/31/2002                 $ 11,639                  $ 13,361
10/31/2002                 $ 11,611                  $ 13,588
01/31/2003                 $ 11,764                  $ 13,782
04/30/2003                 $ 12,012                  $ 14,076
07/31/2003                 $ 11,844                  $ 13,842
10/31/2003                 $ 12,361                  $ 14,283
01/31/2004                 $ 12,875                  $ 14,635
04/30/2004                 $ 12,811                  $ 14,453
07/31/2004                 $ 12,982                  $ 14,643
10/31/2004                 $ 13,592                  $ 15,145
01/31/2005                 $ 14,022                  $ 15,346
04/30/2005                 $ 14,286                  $ 15,438
07/31/2005                 $ 14,629                  $ 15,573
10/31/2005                 $ 14,617                  $ 15,529
01/31/2006                 $ 14,957                  $ 15,780
04/30/2006                 $ 15,063                  $ 15,771
07/31/2006                 $ 15,328                  $ 15,970
10/31/2006                 $ 15,850                  $ 16,422
01/31/2007                 $ 16,006                  $ 16,458
04/30/2007                 $ 16,283                  $ 16,683
07/31/2007                 $ 15,998                  $ 16,651

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 7/31/07

1-Year   -1.42%     5-Year   5.57%     10-Year   4.81%


                      22 | OPPENHEIMER AMT-FREE MUNICIPALS

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer AMT-Free Municipals (Class C)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    Oppenheimer AMT-Free            Lehman Brothers
                    Municipals (Class C)          Municipal Bond Index
07/31/1997                 $ 10,000                      $ 10,000
10/31/1997                 $ 10,047                      $ 10,088
01/31/1998                 $ 10,363                      $ 10,402
04/30/1998                 $ 10,270                      $ 10,367
07/31/1998                 $ 10,475                      $ 10,599
10/31/1998                 $ 10,708                      $ 10,897
01/31/1999                 $ 10,914                      $ 11,093
04/30/1999                 $ 10,905                      $ 11,087
07/31/1999                 $ 10,661                      $ 10,904
10/31/1999                 $ 10,243                      $ 10,704
01/31/2000                 $ 10,020                      $ 10,691
04/30/2000                 $ 10,273                      $ 10,986
07/31/2000                 $ 10,489                      $ 11,374
10/31/2000                 $ 10,660                      $ 11,615
01/31/2001                 $ 10,967                      $ 12,111
04/30/2001                 $ 10,853                      $ 12,125
07/31/2001                 $ 11,247                      $ 12,521
10/31/2001                 $ 11,338                      $ 12,835
01/31/2002                 $ 11,202                      $ 12,825
04/30/2002                 $ 11,339                      $ 12,974
07/31/2002                 $ 11,640                      $ 13,361
10/31/2002                 $ 11,611                      $ 13,588
01/31/2003                 $ 11,763                      $ 13,782
04/30/2003                 $ 12,011                      $ 14,076
07/31/2003                 $ 11,834                      $ 13,842
10/31/2003                 $ 12,327                      $ 14,283
01/31/2004                 $ 12,817                      $ 14,635
04/30/2004                 $ 12,729                      $ 14,453
07/31/2004                 $ 12,874                      $ 14,643
10/31/2004                 $ 13,442                      $ 15,145
01/31/2005                 $ 13,856                      $ 15,346
04/30/2005                 $ 14,090                      $ 15,438
07/31/2005                 $ 14,402                      $ 15,573
10/31/2005                 $ 14,348                      $ 15,529
01/31/2006                 $ 14,655                      $ 15,780
04/30/2006                 $ 14,746                      $ 15,771
07/31/2006                 $ 14,962                      $ 15,970
10/31/2006                 $ 15,443                      $ 16,422
01/31/2007                 $ 15,567                      $ 16,458
04/30/2007                 $ 15,808                      $ 16,683
07/31/2007                 $ 15,500                      $ 16,651

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 7/31/07

1-Year   2.60%     5-Year   5.89%     10-Year   4.48%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, AND THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 24 FOR FURTHER INFORMATION.


                      23 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE OPPENHEIMER AMT-FREE MUNICIPALS. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/27/76. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75% except where noted. The Fund's maximum sales charge for Class A shares was lower prior to 1/31/86, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 3/16/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      24 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                      25 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                       BEGINNING    ENDING       EXPENSES
                                       ACCOUNT      ACCOUNT      PAID DURING
                                       VALUE        VALUE        6 MONTHS ENDED
                                       2/1/07       7/31/07      JULY 31, 2007
--------------------------------------------------------------------------------
Class A Actual                         $ 1,000.00   $   999.40   $  6.86
--------------------------------------------------------------------------------
Class A Hypothetical                     1,000.00     1,017.95      6.93
--------------------------------------------------------------------------------
Class B Actual                           1,000.00       995.50     10.84
--------------------------------------------------------------------------------
Class B Hypothetical                     1,000.00     1,013.98     10.94
--------------------------------------------------------------------------------
Class C Actual                           1,000.00       995.60     10.65
--------------------------------------------------------------------------------
Class C Hypothetical                     1,000.00     1,014.18     10.74

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2007 are as follows:

CLASS        EXPENSE RATIOS
----------------------------
Class A           1.38%
----------------------------
Class B           2.18
----------------------------
Class C           2.14

The expense ratios reflect reduction to custodian expenses. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                      26 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  July 31, 2007
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--119.9%
-----------------------------------------------------------------------------------------------------------------------------------
ALABAMA--0.4%
$     20,000   AL 21st Century Authority Tobacco Settlement                                 5.500%     12/01/2021    $       20,723
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   AL HFA (Pelican)                                                             6.550      03/20/2030            15,146
-----------------------------------------------------------------------------------------------------------------------------------
   1,520,000   AL Space Science Exhibit Finance Authority                                   6.000      10/01/2025         1,517,021
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Bessemer, AL Water, Series A                                                 5.750      07/01/2026            25,286
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   Birmingham, AL Airport Authority                                             5.625      07/01/2026           106,093
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Birmingham, AL Baptist Medical Centers
               (Baptist Health System)                                                      5.625      11/15/2015            36,639
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Birmingham, AL Baptist Medical Centers
               (Baptist Health System)                                                      5.875      11/15/2024            15,705
-----------------------------------------------------------------------------------------------------------------------------------
     160,000   Birmingham, AL Private Educational Building Authority
               (Birmingham-Southern College)                                                6.125      12/01/2025           161,386
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Birmingham, AL Special Care Facilities
               (Children's Hospital of Alabama)                                             5.500      06/01/2022            15,316
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   Birmingham, AL Special Care Facilities Financing Authority
               (Daughters of Charity)                                                       5.000      11/01/2025            90,241
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Camden, AL Industrial Devel. Board
               (Weyerhaeuser Company), Series A 1                                           6.125      12/01/2024         1,076,750
-----------------------------------------------------------------------------------------------------------------------------------
     245,000   Cooperative District, AL Fort Deposit                                        6.000      02/01/2036           245,737
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   DCH Health Care Authority, AL (Health Care Facilities)                       5.000      06/01/2021            50,661
-----------------------------------------------------------------------------------------------------------------------------------
     185,000   Fayette, AL Waterworks                                                       5.250      10/01/2016           188,213
-----------------------------------------------------------------------------------------------------------------------------------
     435,000   Greater Montgomery, AL Educational Building Authority
               (Huntingdon College)                                                         5.100      05/01/2016           434,026
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Jefferson County, AL Sewer                                                   5.375      02/01/2027           125,134
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Lauderdale County & Florence, AL Health Care Authority
               (Coffee Health Group)                                                        5.250      07/01/2024            15,447
-----------------------------------------------------------------------------------------------------------------------------------
     975,000   McIntosh, AL Industrial Devel. Board
               (CIBA Specialty Chemicals) 1                                                 5.375      06/01/2028           989,196
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Montgomery, AL Special Care Facilities Financing Authority
               (Baptist Medical Center)                                                     5.375      09/01/2019            15,318
-----------------------------------------------------------------------------------------------------------------------------------
   5,800,000   Phenix City, AL Industrial Devel. Board (Meadwestvaco)                       6.100      05/15/2030         6,143,070
                                                                                                                     --------------
                                                                                                                         11,287,108
-----------------------------------------------------------------------------------------------------------------------------------
ALASKA--1.3%
      10,000   AK HFC                                                                       5.200      06/01/2021            10,223
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   AK HFC (Veterans Mtg.)                                                       6.150      06/01/2039            10,259
-----------------------------------------------------------------------------------------------------------------------------------
   8,000,000   AK HFC, Series A 2                                                           5.000      12/01/2033         8,081,040
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   AK HFC, Series A                                                             6.000      06/01/2049            61,864
-----------------------------------------------------------------------------------------------------------------------------------
  10,000,000   AK HFC, Series C 2                                                           5.250      06/01/2032        10,182,950
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   AK Industrial Devel. & Export Authority (Anchorage
               Sportsplex/Grace Community Church Obligated Group)                           6.150      08/01/2031           746,273
-----------------------------------------------------------------------------------------------------------------------------------
     600,000   AK Industrial Devel. & Export Authority Community
               Provider (Boys & Girls Home)                                                 5.875      12/01/2027           608,292


                      27 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
ALASKA Continued
$    500,000   AK Industrial Devel. & Export Authority Community
               Provider (Boys & Girls Home)                                                 6.000%     12/01/2036    $      510,175
-----------------------------------------------------------------------------------------------------------------------------------
  11,000,000   AK Northern Tobacco Securitization Corp. (TASC)                              5.000      06/01/2046        10,063,570
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Aleutians East Borough, AK (Aleutian Pribilof Islands)                       5.500      06/01/2025         1,049,110
-----------------------------------------------------------------------------------------------------------------------------------
   1,675,000   Aleutians East Borough, AK (Aleutian Pribilof Islands)                       5.500      06/01/2036         1,737,729
                                                                                                                     --------------
                                                                                                                         33,061,485
-----------------------------------------------------------------------------------------------------------------------------------
ARIZONA--2.6%
      30,000   Apache County, AZ IDA (Tucson Electric Power Company)                        5.875      03/01/2033            30,013
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Buckeye, AZ Watson Road Community Facilities District                        5.750      07/01/2022         1,007,920
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Buckeye, AZ Watson Road Community Facilities District                        6.000      07/01/2030         2,029,520
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Centerra, AZ Community Facilities District                                   5.150      07/15/2031           196,616
-----------------------------------------------------------------------------------------------------------------------------------
     673,950   Central AZ Irrigation & Drain District, Series A                             6.000      06/01/2013           674,772
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Estrella, AZ Mountain Ranch Community Facilities District                    5.625      07/15/2025           204,624
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Estrella, AZ Mountain Ranch Community Facilities District                    5.800      07/15/2030           102,329
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Flagstaff, AZ (Aspen Place Sawmill Improvements)                             5.000      01/01/2032         2,501,575
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Gladden Farms, AZ Community Facilities District                              5.500      07/15/2031           253,788
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Glendale, AZ IDA (Midwestern University)                                     5.375      05/15/2028            10,198
-----------------------------------------------------------------------------------------------------------------------------------
     800,000   Litchfield, AZ Park Community Facility District                              6.375      07/15/2026           835,080
-----------------------------------------------------------------------------------------------------------------------------------
   1,855,000   Maricopa County, AZ IDA (Christian Care Apartments)                          6.500      01/01/2036         1,941,313
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Maricopa County, AZ IDA (Christian Care Mesa II)                             6.625      01/01/2034         2,059,000
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Maricopa County, AZ IDA (Immanuel Campus Care)                               8.500      04/20/2041           502,755
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Maricopa County, AZ IDA (Sun King Apartments)                                6.750      11/01/2018         1,541,985
-----------------------------------------------------------------------------------------------------------------------------------
     785,000   Maricopa County, AZ IDA (Sun King Apartments)                                6.750      05/01/2031           803,236
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   Maricopa County, AZ Pollution Control Corp.
               (Public Service Company of New Mexico)                                       6.300      12/01/2026            56,244
-----------------------------------------------------------------------------------------------------------------------------------
   1,100,000   Maricopa County, AZ School District No. 24 (Gila Bend) 3                     5.500      07/01/2022         1,100,363
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Marley Park, AZ Community Facilities District                                5.300      07/15/2031           200,292
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Merrill Ranch, AZ Community Facilities District No. 1
               Special Assessment Lien                                                      5.300      07/01/2030           501,210
-----------------------------------------------------------------------------------------------------------------------------------
     275,000   Mesa, AZ IDA (Mesa Student Hsg.)                                             6.000      07/01/2032           286,781
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Mesa, AZ IDA Student Hsg. (Arizona State University East)                    6.000      07/01/2026           212,186
-----------------------------------------------------------------------------------------------------------------------------------
     375,000   Palm Valley, AZ Community Facility District No. 3                            5.300      07/15/2031           379,279
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Peoria, AZ IDA (Sierra Winds)                                                6.375      08/15/2029         3,084,510
-----------------------------------------------------------------------------------------------------------------------------------
   5,535,000   Phoenix, AZ IDA (Christian Care) 1                                           5.500      07/01/2035         5,530,793
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Phoenix, AZ IDA (Espiritu Community Devel. Corp.)                            6.250      07/01/2036           514,290
-----------------------------------------------------------------------------------------------------------------------------------
     775,000   Phoenix, AZ IDA (Summit Apartments) 1                                        6.550      07/20/2037           831,443
-----------------------------------------------------------------------------------------------------------------------------------
   1,735,000   Pima County, AZ IDA (Arizona Charter School)                                 6.100      07/01/2024         1,812,121
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Pima County, AZ IDA (Arizona Charter School)                                 6.300      07/01/2031           524,695
-----------------------------------------------------------------------------------------------------------------------------------
   1,400,000   Pima County, AZ IDA (Arizona Charter School)                                 6.500      07/01/2023         1,479,548
-----------------------------------------------------------------------------------------------------------------------------------
   1,315,000   Pima County, AZ IDA (Arizona Charter School)                                 6.750      07/01/2031         1,397,963


                      28 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$  2,150,000   Pima County, AZ IDA (Christian Senior Living)                                5.050%     01/01/2037    $    2,023,043
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Pima County, AZ IDA (Facility Choice Education &
               Devel. Corp.)                                                                6.250      06/01/2026           516,205
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   Pima County, AZ IDA (Facility Choice Education &
               Devel. Corp.)                                                                6.375      06/01/2036           774,698
-----------------------------------------------------------------------------------------------------------------------------------
   1,100,000   Pima County, AZ IDA (Noah Webster Basic School)                              6.125      12/15/2034         1,143,483
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Pima County, AZ IDA (P.L.C. Charter Schools)                                 6.750      04/01/2036           526,210
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   Pima County, AZ IDA (Paradise Education Center)                              5.875      06/01/2033           120,341
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Pima County, AZ IDA (Paradise Education Center)                              6.000      06/01/2036           252,793
-----------------------------------------------------------------------------------------------------------------------------------
   2,845,000   Pima County, AZ IDA (Phoenix Advantage Charter School)                       5.600      07/01/2023         2,945,770
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Pima County, AZ IDA (Sonoran Science Academy)                                5.670      12/01/2027           487,535
-----------------------------------------------------------------------------------------------------------------------------------
     650,000   Pima County, AZ IDA (Sonoran Science Academy)                                5.750      12/01/2037           628,680
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Pinal County, AZ IDA (Florence West Prison)                                  5.250      10/01/2021         1,030,000
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Pinal County, AZ IDA (Florence West Prison)                                  5.250      10/01/2022         1,029,250
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Quail Creek, AZ Community Facilities District                                5.550      07/15/2030           508,485
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   San Luis, AZ Facility Devel. Corp.
               (Regional Detention Center)                                                  7.000      05/01/2020         1,001,530
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Show Low Bluff, AZ Community Facilities District
               Special Assessment                                                           5.200      07/01/2017            99,027
-----------------------------------------------------------------------------------------------------------------------------------
   4,000,000   Show Low, AZ IDA (Navapache Regional Medical Center)                         5.000      12/01/2035         4,001,080
-----------------------------------------------------------------------------------------------------------------------------------
   4,000,000   Somerton, AZ IDA (Bienestar)                                                 5.750      07/01/2017         3,992,400
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   University AZ Medical Center Corp.
               (University Medical Center)                                                  5.000      07/01/2021            55,037
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Verrado, AZ Community Facilities District No. 1                              5.350      07/15/2031         3,015,810
-----------------------------------------------------------------------------------------------------------------------------------
   4,775,000   Verrado, AZ Community Facilities District No. 1                              6.500      07/15/2027         5,088,049
-----------------------------------------------------------------------------------------------------------------------------------
   1,375,000   Vistancia, AZ Community Facilities District                                  5.500      07/15/2020         1,456,634
-----------------------------------------------------------------------------------------------------------------------------------
   1,200,000   Vistancia, AZ Community Facilities District                                  5.750      07/15/2024         1,283,616
-----------------------------------------------------------------------------------------------------------------------------------
   1,775,000   Vistancia, AZ Community Facilities District                                  6.750      07/15/2022         1,943,998
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Westpark, AZ Community Facilities District                                   5.250      07/15/2031           488,330
                                                                                                                     --------------
                                                                                                                         67,018,446
-----------------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.2%
   2,550,000   Cave Springs, AR Municipal Property
               (Creeks Special Sewer District)                                              6.250      02/01/2038         2,554,514
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Hot Springs, AR New Public Hsg. Authority                                    5.125      02/01/2011            51,629
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Independence County, AR Hydroelectric Power                                  5.300      05/01/2033           101,435
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Little Rock, AR Municipal Property Owners                                    5.250      03/01/2023           123,489
-----------------------------------------------------------------------------------------------------------------------------------
     175,000   Little Rock, AR Municipal Property Owners                                    5.350      03/01/2032           172,988
-----------------------------------------------------------------------------------------------------------------------------------
     295,000   Pine Bluff, AR IDA (Colt Industries)                                         6.500      02/15/2009           295,525
-----------------------------------------------------------------------------------------------------------------------------------
     700,000   Pope County, AR Pollution Control
               (Arkansas Power & Light Company)                                             6.300      11/01/2020           706,223


                      29 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
ARKANSAS Continued
 $ 1,820,000   Sebastian County, AR Health Facilities Board
               (Sparks Regional Medical Center)                                             5.625%     11/01/2031    $    1,722,084
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   University of AR (Phillips College)                                          5.000      09/01/2017            15,009
                                                                                                                     --------------
                                                                                                                          5,742,896
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--15.1%
   3,255,000   Apple Valley, CA Redevel. Agency Tax Allocation 1                            5.000      06/01/2035         3,291,586
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Azusa, CA Redevel. Agency Tax Allocation                                     5.300      08/01/2036         1,005,780
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Azusa, CA Special Tax Community Facilities District No. 05-1                 5.000      09/01/2027           495,910
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Azusa, CA Special Tax Community Facilities District No. 05-1                 5.000      09/01/2027           198,364
-----------------------------------------------------------------------------------------------------------------------------------
   1,900,000   Azusa, CA Special Tax Community Facilities District No. 05-1                 5.000      09/01/2037         1,878,055
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Azusa, CA Special Tax Community Facilities District No. 05-1                 5.000      09/01/2037           490,445
-----------------------------------------------------------------------------------------------------------------------------------
   2,220,000   Beaumont, CA Financing Authority, Series B 1                                 5.875      09/01/2023         2,343,987
-----------------------------------------------------------------------------------------------------------------------------------
     665,000   Brentwood, CA Infrastructure Financing Authority                             5.000      09/02/2026           660,525
-----------------------------------------------------------------------------------------------------------------------------------
   1,125,000   Brentwood, CA Infrastructure Financing Authority                             5.000      09/02/2034         1,107,720
-----------------------------------------------------------------------------------------------------------------------------------
  16,500,000   CA County Tobacco Securitization Agency                                      5.714 4    06/01/2046         1,829,520
-----------------------------------------------------------------------------------------------------------------------------------
   7,000,000   CA County Tobacco Securitization Agency                                      6.500 4    06/01/2046           623,910
-----------------------------------------------------------------------------------------------------------------------------------
   6,000,000   CA County Tobacco Securitization Agency                                      6.650 4    06/01/2046           503,520
-----------------------------------------------------------------------------------------------------------------------------------
 129,820,000   CA County Tobacco Securitization Agency                                      6.700 4    06/01/2050         8,000,807
-----------------------------------------------------------------------------------------------------------------------------------
  38,650,000   CA County Tobacco Securitization Agency                                      7.550 4    06/01/2055         1,185,009
-----------------------------------------------------------------------------------------------------------------------------------
   8,000,000   CA County Tobacco Securitization Agency (TASC)                               5.125      06/01/2038         7,573,280
-----------------------------------------------------------------------------------------------------------------------------------
   4,060,000   CA County Tobacco Securitization Agency (TASC)                               5.125      06/01/2038         3,843,440
-----------------------------------------------------------------------------------------------------------------------------------
  93,000,000   CA County Tobacco Securitization Agency (TASC)                               6.650 4    06/01/2046         7,568,340
-----------------------------------------------------------------------------------------------------------------------------------
  14,000,000   CA GO                                                                        5.250      02/01/2025        14,715,680
-----------------------------------------------------------------------------------------------------------------------------------
  20,000,000   CA Golden State Tobacco Securitization Corp. (TASC) 2                        5.000      06/01/2045        20,121,000
-----------------------------------------------------------------------------------------------------------------------------------
  45,000,000   CA Golden State Tobacco Securitization Corp. (TASC) 2                        5.750      06/01/2047        46,411,050
-----------------------------------------------------------------------------------------------------------------------------------
  40,000,000   CA Golden State Tobacco Securitization Corp. (TASC)                          0.000 5    06/01/2037        29,794,400
-----------------------------------------------------------------------------------------------------------------------------------
  14,500,000   CA Golden State Tobacco Securitization Corp. (TASC)                          5.000      06/01/2045        14,587,725
-----------------------------------------------------------------------------------------------------------------------------------
  20,300,000   CA Golden State Tobacco Securitization Corp. (TASC) 1                        5.125      06/01/2047        18,965,681
-----------------------------------------------------------------------------------------------------------------------------------
  55,000,000   CA Golden State Tobacco Securitization Corp. (TASC)                          5.750      06/01/2047        56,724,250
-----------------------------------------------------------------------------------------------------------------------------------
 364,000,000   CA Golden State Tobacco Securitization Corp. (TASC)                          5.900 4    06/01/2047        36,512,840
-----------------------------------------------------------------------------------------------------------------------------------
 110,000,000   CA Golden State Tobacco Securitization Corp. (TASC)                          6.000 4    06/01/2047        10,555,600
-----------------------------------------------------------------------------------------------------------------------------------
   1,125,000   CA Municipal Finance Authority (Cancer Center of
               Santa Barbara)                                                               5.000      06/01/2026         1,136,531
-----------------------------------------------------------------------------------------------------------------------------------
   6,000,000   CA Statewide CDA (East Campus Apartments)                                    5.625      08/01/2034         6,201,600
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Chino, CA Community Facilities District Special Tax No. 2                    5.000      09/01/2026           198,654
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Chino, CA Community Facilities District Special Tax No. 2                    5.000      09/01/2036           490,580
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Corona-Norco, CA Unified School District Community
               Facilities District No. 04-1 1                                               5.200      09/01/2036         2,010,700
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Corona-Norco, CA Unified School District Public
               Financing Authority Special Tax                                              5.000      09/01/2036         1,962,320


                      30 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$  1,000,000   Davis, CA Special Tax Community Facilities District
               No. 2007-2 3                                                                 5.200%     09/01/2027    $      998,100
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Davis, CA Special Tax Community Facilities District
               No. 2007-2 3                                                                 5.250      09/01/2037         1,992,400
-----------------------------------------------------------------------------------------------------------------------------------
   5,060,000   East Palo Alto, CA Public Finance Authority
               (University Circle Gateway) 1                                                5.000      10/01/2029         5,097,798
-----------------------------------------------------------------------------------------------------------------------------------
     970,000   Elk Grove, CA Special Tax Community Facilities
               District No. 2005-1X                                                         5.250      09/01/2037           971,833
-----------------------------------------------------------------------------------------------------------------------------------
     420,000   Hemet, CA Unified School District                                            5.050      09/01/2026           414,666
-----------------------------------------------------------------------------------------------------------------------------------
     590,000   Independent Cities, CA Lease Finance Authority
               (Morgan Hill-Hacienda Valley)                                                5.950      11/15/2039           616,981
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Jurupa, CA Community Services District Special Tax 1                         5.000      09/01/2036           981,160
-----------------------------------------------------------------------------------------------------------------------------------
   1,200,000   Jurupa, CA Community Services District Special Tax
               Community Facilities District No. 17 1                                       5.125      09/01/2025         1,207,740
-----------------------------------------------------------------------------------------------------------------------------------
   1,685,000   Jurupa, CA Community Services District Special Tax
               Community Facilities District No. 17                                         5.200      09/01/2036         1,694,015
-----------------------------------------------------------------------------------------------------------------------------------
   1,270,000   Lake Elsinore, CA Special Tax                                                5.150      09/01/2025         1,271,422
-----------------------------------------------------------------------------------------------------------------------------------
   1,195,000   Lake Elsinore, CA Special Tax                                                5.250      09/01/2030         1,199,123
-----------------------------------------------------------------------------------------------------------------------------------
   2,450,000   Lake Elsinore, CA Special Tax                                                5.250      09/01/2035         2,456,542
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Lammersville, CA School District Community Facilities
               District No. 2002 (Mountain House) 1                                         5.125      09/01/2035         1,491,090
-----------------------------------------------------------------------------------------------------------------------------------
  14,600,000   Los Angeles, CA Community Redevel. Agency
               (Manchester Social Services)                                                 5.000      09/01/2030        14,975,074
-----------------------------------------------------------------------------------------------------------------------------------
   4,175,000   Los Angeles, CA Regional Airports Improvement Corp.
               (Delta Airlines) 1                                                           6.350      11/01/2025         4,173,581
-----------------------------------------------------------------------------------------------------------------------------------
     610,000   Menifee, CA Union School District Special Tax                                5.000      09/01/2026           598,575
-----------------------------------------------------------------------------------------------------------------------------------
     365,000   Menifee, CA Union School District Special Tax
               Community Facilities District No. 2006-3                                     5.000      09/01/2037           355,295
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Modesto, CA Special Tax Community Facilities
               District No. 4                                                               5.150      09/01/2036         2,490,550
-----------------------------------------------------------------------------------------------------------------------------------
     660,000   Moreno Valley, CA Unified School District Community
               Facilities District Special Tax No. 2004-3                                   5.000      09/01/2027           642,437
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000   Moreno Valley, CA Unified School District Community
               Facilities District Special Tax No. 2004-3                                   5.000      09/01/2037         1,207,525
-----------------------------------------------------------------------------------------------------------------------------------
   1,100,000   North Natomas, CA Community Facilities District
               Special Tax No. 4                                                            5.000      09/01/2026         1,099,285
-----------------------------------------------------------------------------------------------------------------------------------
   2,110,000   North Natomas, CA Community Facilities District
               Special Tax No. 4                                                            5.000      09/01/2033         2,081,156
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Northstar, CA Community Services District                                    5.000      09/01/2037         1,992,200
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Palmdale, CA Improvement Bond Act 1915                                       5.000      09/02/2036           490,580
-----------------------------------------------------------------------------------------------------------------------------------
     580,000   Perris, CA Community Facilities District Special Tax No. 2001                5.000      09/01/2026           576,097
-----------------------------------------------------------------------------------------------------------------------------------
   1,605,000   Perris, CA Community Facilities District Special Tax No. 2001                5.000      09/01/2037         1,574,328
-----------------------------------------------------------------------------------------------------------------------------------
     660,000   Perris, CA Community Facilities District Special Tax No. 2005-1              5.000      09/01/2037           647,387


                      31 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$  3,000,000   Redding, CA Electric System COP Linked SAVRS & RIBS 1                        6.368% 6   07/01/2022    $    3,504,000
-----------------------------------------------------------------------------------------------------------------------------------
   7,000,000   Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise                        6.625      03/01/2018         7,596,890
-----------------------------------------------------------------------------------------------------------------------------------
   1,225,000   South Tahoe, CA Redevel. Agency                                              5.000      10/01/2031         1,227,340
-----------------------------------------------------------------------------------------------------------------------------------
  13,675,000   Southern CA Tobacco Securitization Authority                                 6.400 4    06/01/2046         1,222,819
-----------------------------------------------------------------------------------------------------------------------------------
  47,250,000   Southern CA Tobacco Securitization Authority                                 7.100 4    06/01/2046         3,322,148
-----------------------------------------------------------------------------------------------------------------------------------
   1,465,000   Stockton, CA Public Financing Authority, Series A                            5.000      09/01/2022         1,495,501
-----------------------------------------------------------------------------------------------------------------------------------
   1,450,000   Stockton, CA Public Financing Authority, Series A                            5.000      09/01/2023         1,475,897
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000   Stockton, CA Public Financing Authority, Series A                            5.000      09/01/2024         1,270,488
-----------------------------------------------------------------------------------------------------------------------------------
   1,350,000   Stockton, CA Public Financing Authority, Series A                            5.000      09/01/2025         1,368,144
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Stockton, CA Public Financing Authority, Series A                            5.250      09/01/2031         3,083,850
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Stockton, CA Public Financing Authority, Series A                            5.250      09/01/2034         3,079,440
-----------------------------------------------------------------------------------------------------------------------------------
     935,000   Temecula Valley, CA Unified School District Community
               Facilities District No. 2004                                                 5.000      09/01/2037           917,132
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Temecula, CA Public Financing Authority Community
               Facilities District (Roripaugh)                                              5.450      09/01/2026         1,859,800
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Temecula, CA Public Financing Authority Community
               Facilities District (Roripaugh)                                              5.500      09/01/2036           911,780
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Victor Valley, CA Union High School District                                 5.050      09/01/2025            99,002
-----------------------------------------------------------------------------------------------------------------------------------
   1,160,000   Victor Valley, CA Union High School District                                 5.100      09/01/2035         1,157,367
-----------------------------------------------------------------------------------------------------------------------------------
   2,025,000   Westside, CA Unified School District Community Facilities
               District Special Tax No. 2005-2                                              5.000      09/01/2036         1,986,849
                                                                                                                     --------------
                                                                                                                        391,864,196
-----------------------------------------------------------------------------------------------------------------------------------
 COLORADO--4.3%
     500,000   Andonea, CO Metropolitan District No. 2                                      6.125      12/01/2025           516,740
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Andonea, CO Metropolitan District No. 3                                      6.250      12/01/2035         1,034,980
-----------------------------------------------------------------------------------------------------------------------------------
   2,800,000   Arista, CO Metropolitan District                                             6.750      12/01/2035         2,980,180
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Aurora, CO Single Tree Metropolitan District                                 5.500      11/15/2031           503,020
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Beacon Point, CO Metropolitan District                                       6.125      12/01/2025           516,740
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Bent County, CO School District No. RE-2 (McClave) COP                       5.000      12/01/2026           126,176
-----------------------------------------------------------------------------------------------------------------------------------
     600,000   Black Hawk, CO Excise Tax Revenue                                            5.000      12/01/2021           600,162
-----------------------------------------------------------------------------------------------------------------------------------
   3,500,000   Bromley Park, CO Metropolitan District No. 2                                 5.125      12/01/2037         3,530,520
-----------------------------------------------------------------------------------------------------------------------------------
   4,660,000   Broomfield, CO Village Metropolitan District No. 2                           6.250      12/01/2032         4,679,852
-----------------------------------------------------------------------------------------------------------------------------------
     985,000   Central Marksheffel, CO Metropolitan District                                7.250      12/01/2029         1,051,655
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   CO Conservatory Metropolitan District Arapahoe
               County Limited Tax 3                                                         5.125      12/01/2037         2,017,440
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   CO E-470 Public Highway Authority                                            5.000      09/01/2021            60,656
-----------------------------------------------------------------------------------------------------------------------------------
     145,000   CO E-470 Public Highway Authority                                            5.000      09/01/2026           146,585
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   CO Educational & Cultural Facilities Authority
               (Banning Lewis Ranch Academy)                                                6.125      12/15/2035           510,675
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   CO Educational & Cultural Facilities Authority (Carbon
               Valley Academy Charter School)                                               5.625      12/01/2036           502,660


                      32 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$  5,000,000   CO Educational & Cultural Facilities Authority
               (Inn at Auraria)                                                             6.000%     07/01/2042    $    5,061,150
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CO Educational & Cultural Facilities Authority
               (University of Northern Colorado)                                            5.000      07/01/2031            10,260
-----------------------------------------------------------------------------------------------------------------------------------
   9,080,000   CO Health Facilities Authority (Catholic Health Initiatives) 2               5.500      03/01/2022         9,691,129
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CO Health Facilities Authority (Denver Options)                              5.375      02/01/2022            10,247
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   CO Health Facilities Authority (Denver Options)                              5.625      02/01/2032            30,735
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   CO Health Facilities Authority
               (Northern Colorado Medical Center)                                           6.000      05/15/2020            31,187
-----------------------------------------------------------------------------------------------------------------------------------
   1,825,000   CO International Center Metropolitan District No. 3                          6.500      12/01/2035         1,889,824
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   CO State Board of Agriculture COP                                            5.250      05/01/2014            50,057
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Colorado Springs, CO Utilities                                               5.250      11/15/2022           100,359
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Colorado Springs, CO Utilities                                               5.375      11/15/2026            45,166
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Confluence, CO Metropolitan District                                         5.450      12/01/2034           245,278
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Copperleaf, CO Metropolitan District No. 2                                   5.850      12/01/2026           510,915
-----------------------------------------------------------------------------------------------------------------------------------
     625,000   Copperleaf, CO Metropolitan District No. 2                                   5.950      12/01/2036           630,056
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Crystal Crossing, CO Metropolitan District                                   6.000      12/01/2036           507,620
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Deer Creek, CO Metropolitan District                                         5.000      12/01/2026            10,335
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   Denver, CO City & County Airport                                             5.125      11/15/2015            86,120
-----------------------------------------------------------------------------------------------------------------------------------
     310,000   Denver, CO City & County Airport                                             5.250      11/15/2023           314,179
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Denver, CO City & County Airport                                             5.500      11/15/2025            35,498
-----------------------------------------------------------------------------------------------------------------------------------
     335,000   Denver, CO Urban Renewal Authority                                           9.125      09/01/2017           339,020
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Elbert & Highway 86, CO Metropolitan District                                5.750      12/01/2036           488,530
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Elkhorn Ranch, CO Metropolitan District 1                                    6.375      12/01/2035         1,039,820
-----------------------------------------------------------------------------------------------------------------------------------
     175,000   Fairplay, CO Sanitation District                                             5.250      12/15/2031           170,644
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Fallbrook, CO Metropolitan District                                          5.625      12/01/2026           496,235
-----------------------------------------------------------------------------------------------------------------------------------
   2,460,000   Goodman, CO Metropolitan District                                           12.000      06/01/2019         3,732,066
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Heritage Todd Creek, CO Metropolitan District                                5.500      12/01/2037           484,550
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   High Plains, CO Metropolitan District                                        6.250      12/01/2035           512,165
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Horse Creek, CO Metropolitan District                                        5.750      12/01/2036           487,850
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Huntington Trails, CO Metropolitan District                                  6.250      12/01/2036           517,265
-----------------------------------------------------------------------------------------------------------------------------------
   1,200,000   Kiowa, CO Water & Sewer                                                      5.500      12/01/2030         1,206,672
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000   Lambertson Farms, CO Metropolitan District No. 1                             6.100      12/01/2035         1,222,688
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Liberty Ranch, CO Metropolitan District                                      6.250      12/01/2036           516,540
-----------------------------------------------------------------------------------------------------------------------------------
     625,000   Madre, CO Metropolitan District No. 2                                        5.500      12/01/2036           608,538
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Metex, CO Metropolitan District                                              5.300      12/01/2012            50,737
-----------------------------------------------------------------------------------------------------------------------------------
   7,000,000   Midcities, CO Metropolitan District No. 2 1                                  5.125      12/01/2030         7,082,390
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Municipal Subdistrict Northern CO Water
               Conservancy District                                                         5.250      12/01/2015            35,518
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Murphy Creek, CO Metropolitan District No. 3                                 6.000      12/01/2026         1,026,590


                      33 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$  2,850,000   Murphy Creek, CO Metropolitan District No. 3                                 6.125%     12/01/2035    $    2,926,352
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000   North Range, CO Metropolitan District No. 2                                  5.500      12/15/2018         1,271,063
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   North Range, CO Metropolitan District No. 2                                  5.500      12/15/2037           495,225
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Northwest CO Metropolitan District No. 3                                     6.125      12/01/2025         1,034,150
-----------------------------------------------------------------------------------------------------------------------------------
   1,875,000   Northwest CO Metropolitan District No. 3                                     6.250      12/01/2035         1,941,844
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Park Creek, CO Metropolitan District                                         5.500      12/01/2030         2,090,320
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   Park Creek, CO Metropolitan District                                         5.500      12/01/2037         5,203,550
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Park Meadows, CO Business Improvement District                               5.300      12/01/2027           250,080
-----------------------------------------------------------------------------------------------------------------------------------
     360,000   Park Meadows, CO Business Improvement District                               5.350      12/01/2031           360,680
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Prairie Center, CO Metropolitan District No. 3                               5.250      12/15/2021           487,415
-----------------------------------------------------------------------------------------------------------------------------------
     815,000   Prairie Center, CO Metropolitan District No. 3                               5.400      12/15/2031           784,503
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   Regency, CO Metropolitan District                                            5.750      12/01/2036           748,455
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Ridges, CO Metropolitan District Mesa County                                 6.100      10/15/2013            20,037
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   SBC Metropolitan, CO District                                                5.000      12/01/2020         2,038,080
-----------------------------------------------------------------------------------------------------------------------------------
   2,250,000   SBC Metropolitan, CO District                                                5.000      12/01/2025         2,271,218
-----------------------------------------------------------------------------------------------------------------------------------
   1,440,000   SBC Metropolitan, CO District                                                5.000      12/01/2029         1,441,843
-----------------------------------------------------------------------------------------------------------------------------------
   5,330,000   SBC Metropolitan, CO District                                                5.000      12/01/2034         5,282,563
-----------------------------------------------------------------------------------------------------------------------------------
     270,000   Silver Dollar, CO Metropolitan District                                      5.100      12/01/2030           272,425
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Silver Peaks, CO Metropolitan District                                       5.750      12/01/2036           488,530
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Sorrell Ranch, CO Metropolitan District                                      6.750      12/15/2036         1,000,500
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Southlands, CO Medical District                                              7.000      12/01/2024         1,187,360
-----------------------------------------------------------------------------------------------------------------------------------
   4,000,000   Southlands, CO Medical District                                              7.125      12/01/2034         4,778,120
-----------------------------------------------------------------------------------------------------------------------------------
     685,000   Tallgrass, CO Metropolitan District                                          5.250      12/01/2037           649,675
-----------------------------------------------------------------------------------------------------------------------------------
     540,000   Tallyns Reach, CO Metropolitan District No. 3                                5.100      12/01/2026           522,239
-----------------------------------------------------------------------------------------------------------------------------------
   2,695,000   Tower, CO Metropolitan District 1                                            5.000      12/01/2029         2,717,665
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Tower, CO Metropolitan District                                              5.000      12/01/2035         1,995,360
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Traditions, CO Metropolitan District No. 2                                   5.750      12/01/2036           490,575
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   University of CO Hospital Authority                                          5.200      11/15/2017            30,691
-----------------------------------------------------------------------------------------------------------------------------------
   4,750,000   Vista Ridge, CO Metropolitan District 1                                      5.125      12/01/2040         4,768,525
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Wheatlands, CO Metropolitan District                                         6.000      12/01/2025         1,028,540
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Wheatlands, CO Metropolitan District                                         6.125      12/01/2035           515,030
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Wildgrass, CO Metropolitan District                                          6.200      12/01/2034           521,715
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Woodmen Heights, CO Metropolitan District No. 1                              6.750      12/01/2020           262,545
-----------------------------------------------------------------------------------------------------------------------------------
   4,500,000   Woodmen Heights, CO Metropolitan District No. 1                              7.000      12/01/2030         4,738,500
                                                                                                                     --------------
                                                                                                                        112,671,347
-----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--1.5%
      75,000   CT Devel. Authority (Church Homes)                                           5.800      04/01/2021            77,297
-----------------------------------------------------------------------------------------------------------------------------------
   1,220,000   CT Devel. Authority Pollution Control
               (Connecticut Light & Power Company)                                          5.850      09/01/2028         1,260,553


                      34 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON       MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT Continued
$  3,465,000   CT Devel. Authority Pollution Control
               (Western Massachusetts Electric Company)                                     5.850%     09/01/2028    $    3,580,177
-----------------------------------------------------------------------------------------------------------------------------------
     660,000   CT H&EFA (Bridgeport Hospital)                                               5.375      07/01/2025           667,253
-----------------------------------------------------------------------------------------------------------------------------------
   1,010,000   CT H&EFA (Bridgeport Hospital)                                               6.625      07/01/2018         1,013,929
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   CT H&EFA (Bridgeport Hospital/Bridgeport Hospital
               Foundation Obligated Group)                                                  5.250      07/01/2015            55,596
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   CT H&EFA (Canterbury School) 1                                               5.000      07/01/2036         1,001,740
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CT H&EFA (Day Kimball Hospital)                                              5.375      07/01/2016            25,277
-----------------------------------------------------------------------------------------------------------------------------------
     220,000   CT H&EFA (DKH/CHHC/HNE Obligated Group)                                      5.375      07/01/2026           222,418
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   CT H&EFA (Eastern Connecticut Health Network)                                5.000      07/01/2025         3,038,010
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   CT H&EFA (Eastern Connecticut Health Network)                                5.125      07/01/2030         5,064,700
-----------------------------------------------------------------------------------------------------------------------------------
   4,000,000   CT H&EFA (Hospital for Special Care)                                         5.250      07/01/2037         4,113,520
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   CT H&EFA (Lawrence & Memorial Hospital)                                      5.000      07/01/2013            20,016
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   CT H&EFA (Middlesex Hospital)                                                5.125      07/01/2017            50,545
-----------------------------------------------------------------------------------------------------------------------------------
     755,000   CT H&EFA (New Britain General Hospital), Series B                            6.000      07/01/2024           766,876
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CT H&EFA (Sacred Heart University)                                           5.000      07/01/2028            10,033
-----------------------------------------------------------------------------------------------------------------------------------
   4,430,000   CT H&EFA (University of Hartford)                                            5.250      07/01/2036         4,545,579
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   CT HFA                                                                       5.600      06/15/2017            61,252
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Georgetown, CT Special Taxing District                                       5.125      10/01/2036         1,457,880
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000   Mashantucket, CT Western Pequot Tribe, Series B                              5.500      09/01/2036         1,275,450
-----------------------------------------------------------------------------------------------------------------------------------
  10,150,000   Mashantucket, CT Western Pequot Tribe, Series B                              5.750      09/01/2027        10,263,376
-----------------------------------------------------------------------------------------------------------------------------------
     970,000   New Britain, CT Senior Citizens Hsg.
               (Nathan Hale Apartments) 1                                                   6.875      07/01/2024         1,005,444
                                                                                                                     --------------
                                                                                                                         39,576,921
-----------------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.4%
   4,000,000   Bridgeville, DE Special Obligation (Heritage Shores) 1                       5.450      07/01/2035         3,991,240
-----------------------------------------------------------------------------------------------------------------------------------
     255,000   DE EDA (General Motors Corp.)                                                5.600      04/01/2009           253,697
-----------------------------------------------------------------------------------------------------------------------------------
     310,000   DE EDA (Peninsula United Methodist Homes)                                    6.200      05/01/2015           314,858
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   DE Health Facilities Authority (Bayhealth Medical Center)                    5.200      07/01/2029             5,126
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   DE Health Facilities Authority
               (NMH/DDC/NAC Obligated Group)                                                5.625      05/01/2032           206,660
-----------------------------------------------------------------------------------------------------------------------------------
   1,100,000   Kent County, DE Student Hsg.
               (Delaware State University Student Hsg. Foundation)                          5.000      07/01/2025         1,104,422
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Kent County, DE Student Hsg.
               (Delaware State University Student Hsg. Foundation)                          5.000      07/01/2030           997,250
-----------------------------------------------------------------------------------------------------------------------------------
   2,310,000   Millsboro, DE Special Obligation (Plantation Lakes)                          5.450      07/01/2036         2,271,908
                                                                                                                     --------------
                                                                                                                          9,145,161
-----------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.6%
   5,130,000   District of Columbia Friendship Public Charter School                        5.000      06/01/2035         5,046,330
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   District of Columbia Friendship Public Charter School                        5.250      06/01/2033         2,025,040


                      35 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA Continued
$    180,000   District of Columbia Hospital (MH/NRH/MEDE/MRI/
               MLTCC/MCAS Obligated Group)                                                  5.750%     08/15/2026    $      182,066
-----------------------------------------------------------------------------------------------------------------------------------
     610,000   District of Columbia Tobacco Settlement Financing Corp. 1                    6.750      05/15/2040           652,194
-----------------------------------------------------------------------------------------------------------------------------------
  19,015,000   District of Columbia Tobacco Settlement Financing Corp.
               (TASC)                                                                       6.250 4    06/15/2046         1,814,031
-----------------------------------------------------------------------------------------------------------------------------------
  72,125,000   District of Columbia Tobacco Settlement Financing Corp.
               (TASC)                                                                       6.375 4    06/15/2046         6,541,738
                                                                                                                     --------------
                                                                                                                         16,261,399
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA--20.1%
     930,000   Aberdeen, FL Community Devel. District                                       5.250      11/01/2015           919,817
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Aberdeen, FL Community Devel. District                                       5.500      05/01/2036           989,220
-----------------------------------------------------------------------------------------------------------------------------------
     700,000   Amelia Walk, FL Community Devel. District Special
               Assessment                                                                   5.500      05/01/2037           692,349
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Amelia, FL Concourse Community Devel. District                               5.750      05/01/2038         2,005,120
-----------------------------------------------------------------------------------------------------------------------------------
  16,000,000   Arborwood, FL Community Devel. District (Centex Homes)                       5.250      05/01/2016        15,835,200
-----------------------------------------------------------------------------------------------------------------------------------
   1,185,000   Arlington Ridge, FL Community Devel. District                                5.500      05/01/2036         1,172,226
-----------------------------------------------------------------------------------------------------------------------------------
   2,750,000   Ave Maria Stewardship, FL Community Devel. District                          5.125      05/01/2038         2,545,923
-----------------------------------------------------------------------------------------------------------------------------------
   1,575,000   Avelar Creek, FL Community Devel. District                                   5.375      05/01/2036         1,529,987
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Avignon Villages, FL Community Devel. District                               5.300      05/01/2014           493,715
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Avignon Villages, FL Community Devel. District                               5.400      05/01/2037           238,638
-----------------------------------------------------------------------------------------------------------------------------------
     460,000   Bahia Lakes, FL Community Devel. District                                    5.450      05/01/2037           451,651
-----------------------------------------------------------------------------------------------------------------------------------
   1,620,000   Bainebridge, FL Community Devel. District                                    5.500      05/01/2038         1,585,753
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   Baker County, FL Hospital Authority                                          5.300      12/01/2023            65,830
-----------------------------------------------------------------------------------------------------------------------------------
   5,230,000   Bartram Park, FL Community Devel. District                                   5.300      05/01/2035         5,063,477
-----------------------------------------------------------------------------------------------------------------------------------
   1,900,000   Bay Laurel Center, FL Community Devel. District                              5.450      05/01/2037         1,865,515
-----------------------------------------------------------------------------------------------------------------------------------
     195,000   Bay, FL Medical Center (Bay Medical Center)                                  5.650      10/01/2026           198,297
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Bay, FL Medical Center (Bay Medical Center)                                  5.000      10/01/2022            25,397
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Bay, FL Medical Center (Bay Medical Center)                                  5.550      10/01/2015            60,950
-----------------------------------------------------------------------------------------------------------------------------------
     180,000   Bay, FL Medical Center (Bay Medical Center)                                  5.600      10/01/2019           183,312
-----------------------------------------------------------------------------------------------------------------------------------
   1,625,000   Baywinds, FL Community Devel. District                                       5.250      05/01/2037         1,530,620
-----------------------------------------------------------------------------------------------------------------------------------
   1,775,000   Beacon, FL Tradeport Community Devel. District                               7.250      05/01/2033         1,896,818
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   Bluewaters, FL Community Devel. District Special
               Assessment                                                                   6.000      05/01/2035           125,465
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Brevard County, FL Second Guaranteed Entitlement                             5.500      11/01/2014           100,411
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Broward County, FL Educational Facilities Authority
               (Nova Southeastern University)                                               5.625      04/01/2034            25,832
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Callaway, FL Capital Improvement                                             5.000      08/01/2026         2,009,380
-----------------------------------------------------------------------------------------------------------------------------------
   5,615,000   Callaway, FL Capital Improvement                                             5.250      08/01/2032         5,724,436
-----------------------------------------------------------------------------------------------------------------------------------
   5,620,000   Callaway, FL Capital Improvement                                             5.250      08/01/2037         5,707,391
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Cape Coral, FL Health Facilities Authority (Gulf Care)                       5.625      10/01/2027           204,382


                      36 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$    155,000   Cape Coral, FL Health Facilities Authority (Gulf Care)                       6.000%     10/01/2025    $      155,439
-----------------------------------------------------------------------------------------------------------------------------------
     820,000   Cascades, FL Groveland Community Devel. District                             5.300      05/01/2036           791,210
-----------------------------------------------------------------------------------------------------------------------------------
     350,000   Century Gardens, FL Community Devel. District                                5.100      05/01/2037           323,099
-----------------------------------------------------------------------------------------------------------------------------------
   3,500,000   Chapel Creek, FL Community Devel. District Special
               Assessment 1                                                                 5.500      05/01/2038         3,461,255
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Charlotte County, FL Utility                                                 5.000      10/01/2023            10,184
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   City Center, FL Community Devel. District                                    6.000      05/01/2038         1,484,865
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Clearwater Cay, FL Community Devel. District                                 5.500      05/01/2037           989,070
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Clearwater, FL Gas System                                                    5.000      09/01/2023           100,959
-----------------------------------------------------------------------------------------------------------------------------------
     355,000   Clearwater, FL Hsg. Authority (Hamptons at Clearwater)                       5.350      05/01/2024           361,947
-----------------------------------------------------------------------------------------------------------------------------------
   3,635,000   Concorde Estates, FL Community Devel. District 1                             5.850      05/01/2035         3,708,318
-----------------------------------------------------------------------------------------------------------------------------------
   1,350,000   Connerton West, FL Community Devel. District                                 5.125      05/01/2016         1,336,770
-----------------------------------------------------------------------------------------------------------------------------------
   1,685,000   Copperstone, FL Community Devel. District                                    5.200      05/01/2038         1,578,323
-----------------------------------------------------------------------------------------------------------------------------------
   2,700,000   Cordoba Ranch, FL Community Devel. District Special
               Assessment                                                                   5.550      05/01/2037         2,666,817
-----------------------------------------------------------------------------------------------------------------------------------
   2,650,000   Creekside, FL Community Devel. District                                      5.200      05/01/2038         2,482,229
-----------------------------------------------------------------------------------------------------------------------------------
     400,000   Crestview II, FL Community Devel. District Special
               Assessment                                                                   5.600      05/01/2037           402,572
-----------------------------------------------------------------------------------------------------------------------------------
     875,000   Crosscreek, FL Community Devel. District                                     5.500      05/01/2017           865,051
-----------------------------------------------------------------------------------------------------------------------------------
     425,000   Crosscreek, FL Community Devel. District                                     5.600      05/01/2039           411,192
-----------------------------------------------------------------------------------------------------------------------------------
   6,000,000   Cypress Creek of Hillsborough County, FL Community
               Devel. District                                                              5.350      05/01/2037         5,804,460
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Dade County, FL Aviation (Miami International Airport)                       5.125      10/01/2027           101,198
-----------------------------------------------------------------------------------------------------------------------------------
   1,225,000   Dade County, FL Aviation (Miami International Airport) 1                     5.600      10/01/2026         1,245,470
-----------------------------------------------------------------------------------------------------------------------------------
     265,000   Dade County, FL GO (Seaport)                                                 5.125      10/01/2026           267,949
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Dade County, FL GO (Seaport)                                                 5.450      10/01/2016           254,668
-----------------------------------------------------------------------------------------------------------------------------------
   1,640,000   Dade County, FL IDA (Miami Cerebral Palsy Residence)                         8.000      06/01/2022         1,659,631
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Dade County, FL Special Obligation                                           5.000      10/01/2035           100,609
-----------------------------------------------------------------------------------------------------------------------------------
     780,000   Dade County, FL Water & Sewer System                                         5.250      10/01/2026           789,165
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Dania, FL Sales Tax                                                          5.000      10/01/2025            10,008
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Destin, FL Community Redevel. Agency (Town Center Area)                      5.300      05/01/2027            25,251
-----------------------------------------------------------------------------------------------------------------------------------
   1,930,000   Double Branch, FL Special Assessment Community
               Devel. District                                                              6.700      05/01/2034         2,089,958
-----------------------------------------------------------------------------------------------------------------------------------
   1,065,000   Durbin Crossing, FL Community Devel. District Special
               Assessment                                                                   5.250      11/01/2015         1,053,338
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Duval County, FL HFA (CAU Eagles Point North/CAU
               Cedars Obligated Group)                                                      5.650      07/01/2022            10,134
-----------------------------------------------------------------------------------------------------------------------------------
     575,000   East Homestead, FL Community Devel. District                                 5.000      05/01/2011           570,791
-----------------------------------------------------------------------------------------------------------------------------------
   1,240,000   East Homestead, FL Community Devel. District                                 5.375      05/01/2036         1,197,666
-----------------------------------------------------------------------------------------------------------------------------------
   1,400,000   East Homestead, FL Community Devel. District                                 5.450      11/01/2036         1,367,100
-----------------------------------------------------------------------------------------------------------------------------------
     375,000   Easton Park, FL Community Devel. District                                    5.200      05/01/2037           351,559


                      37 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$    500,000   Enclave at Black Point Marina, FL Community
               Devel. District                                                              5.200%     05/01/2014    $      497,265
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Enclave at Black Point Marina, FL Community
               Devel. District                                                              5.400      05/01/2037           239,843
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Escambia County, FL Health Facilities Authority
               (Baptist Manor)                                                              5.125      10/01/2019            50,462
-----------------------------------------------------------------------------------------------------------------------------------
     920,000   Fiddlers Creek, FL Community Devel. District                                 5.875      05/01/2021           947,710
-----------------------------------------------------------------------------------------------------------------------------------
   7,500,000   Fiddlers Creek, FL Community Devel. District No. 2
               Special Assessment                                                           6.000      05/01/2038         7,674,225
-----------------------------------------------------------------------------------------------------------------------------------
     830,000   FL Capital Trust Agency (AHF Florida LLC)                                    8.125      10/01/2038           864,354
-----------------------------------------------------------------------------------------------------------------------------------
   2,550,000   FL Capital Trust Agency (American Opportunity) 1                             5.875      06/01/2038         2,587,307
-----------------------------------------------------------------------------------------------------------------------------------
  10,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)                           5.300      07/01/2035         9,992,300
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)                           5.350      07/01/2040         4,980,550
-----------------------------------------------------------------------------------------------------------------------------------
   6,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)                           6.000      07/01/2040         6,201,120
-----------------------------------------------------------------------------------------------------------------------------------
   1,955,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)                           8.000      07/01/2040         1,995,410
-----------------------------------------------------------------------------------------------------------------------------------
   1,200,000   FL Capital Trust Agency (Seminole Tribe Convention)                          8.950      10/01/2033         1,437,360
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   FL Correctional Private Commission (350 Bed Youthful) COP                    5.000      08/01/2017            25,024
-----------------------------------------------------------------------------------------------------------------------------------
     240,000   FL Gateway Services Community Devel. District
               (Sun City Center)                                                            6.500      05/01/2033           256,296
-----------------------------------------------------------------------------------------------------------------------------------
     350,000   FL HFA (The Vinyards)                                                        6.500      11/01/2025           355,607
-----------------------------------------------------------------------------------------------------------------------------------
     950,000   FL Principal One Community Devel. District                                   5.650      05/01/2035           971,280
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   FL State Board of Education                                                  5.000      06/01/2024            60,046
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   FL Turnpike Authority (Dept. of Transportation)                              5.000      07/01/2019            30,269
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Flora Ridge, FL Educational Facilities Benefit District                      5.300      05/01/2037           475,920
-----------------------------------------------------------------------------------------------------------------------------------
   1,255,000   Forest Creek, FL Community Devel. District                                   5.450      05/01/2036         1,232,536
-----------------------------------------------------------------------------------------------------------------------------------
   5,750,000   Glades, FL Correctional Devel. Corp.
               (Glades County Detention)                                                    7.375      03/01/2030         5,996,158
-----------------------------------------------------------------------------------------------------------------------------------
  10,000,000   Grand Bay at Doral, FL Community Devel. District 3                           6.000      05/01/2017        10,018,600
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Grand Bay at Doral, FL Community Devel. District 3                           6.000      05/01/2039         3,005,370
-----------------------------------------------------------------------------------------------------------------------------------
   3,625,000   Greater Lakes/Sawgrass Bay, FL Community Devel. District                     5.500      05/01/2038         3,584,871
-----------------------------------------------------------------------------------------------------------------------------------
   3,820,000   Harrison Ranch, FL Community Devel. District                                 5.300      05/01/2038         3,633,660
-----------------------------------------------------------------------------------------------------------------------------------
     375,000   Hawks Point, FL Community Devel. District                                    5.300      05/01/2039           356,490
-----------------------------------------------------------------------------------------------------------------------------------
   3,950,000   Heritage Bay, FL Community Devel. District 1                                 5.500      05/01/2036         3,907,419
-----------------------------------------------------------------------------------------------------------------------------------
     965,000   Heritage Harbour South, FL Community Devel. District                         6.500      05/01/2034         1,031,517
-----------------------------------------------------------------------------------------------------------------------------------
     210,000   Heritage Isles, FL Community Devel. District                                 7.100      10/01/2023           212,793
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000   Heritage Plantation, FL Community Devel. District                            5.400      05/01/2037         1,218,288
-----------------------------------------------------------------------------------------------------------------------------------
   1,375,000   Hialeah, FL Capital Improvement                                              5.500      10/01/2018         1,376,884
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Hialeah, FL Hsg. Authority                                                   5.800      06/20/2033            10,493
-----------------------------------------------------------------------------------------------------------------------------------
     320,000   Highland Meadows, FL Community Devel. District
               Special Assessment, Series A                                                 5.500      05/01/2036           316,550
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Highlands County, FL Health Facilities Authority (Adventist)                 5.250      11/15/2028            10,282


                      38 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$  3,270,000   Highlands, FL Community Devel. District 1                                    5.000%     05/01/2011    $    3,246,064
-----------------------------------------------------------------------------------------------------------------------------------
   5,800,000   Highlands, FL Community Devel. District                                      5.550      05/01/2036         5,721,526
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   Hillsborough County, FL IDA (Senior Care Group)                              6.750      07/01/2029           762,023
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Hillsborough County, FL IDA (Tampa General Hospital)                         5.400      10/01/2028            25,597
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Hillsborough County, FL IDA
               (University Community Hospital) 1                                            5.625      08/15/2023         3,064,470
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Hillsborough County, FL School Board COP                                     5.375      07/01/2021            61,287
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Indian River County, FL Water & Sewer                                        5.250      09/01/2020            25,836
-----------------------------------------------------------------------------------------------------------------------------------
     920,000   Indigo, FL Community Devel. District                                         5.750      05/01/2036           923,735
-----------------------------------------------------------------------------------------------------------------------------------
   1,600,000   Islands at Doral, FL Southwest Community Devel. District                     6.375      05/01/2035         1,702,112
-----------------------------------------------------------------------------------------------------------------------------------
   4,235,000   Jacksonville, FL Electric Authority                                          5.100      10/01/2032         4,286,371
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Jacksonville, FL Electric Authority                                          5.100      10/01/2032            50,607
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Jacksonville, FL Electric Authority (Water & Sewer)                          5.250      10/01/2039            10,269
-----------------------------------------------------------------------------------------------------------------------------------
   7,500,000   Jacksonville, FL Electric System 2                                           4.625      10/01/2022         7,489,238
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Jacksonville, FL Health Facilities Authority
               (Daughters of Charity Health Services of Austin)                             5.250      08/15/2027            35,386
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Jacksonville, FL Sales Tax                                                   5.000      10/01/2030            25,445
-----------------------------------------------------------------------------------------------------------------------------------
   2,115,000   K-Bar Ranch, FL Community Devel. District Special
               Assessment                                                                   5.450      05/01/2036         2,077,142
-----------------------------------------------------------------------------------------------------------------------------------
   2,935,000   Keys Cove, FL Community Devel. District                                      5.500      05/01/2036         2,903,361
-----------------------------------------------------------------------------------------------------------------------------------
   1,185,000   Keys Cove, FL Community Devel. District                                      5.875      05/01/2035         1,219,152
-----------------------------------------------------------------------------------------------------------------------------------
  10,000,000   Lake County, FL School Board COP 2                                           5.000      06/01/2030        10,276,550
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Lake Frances, FL Community Devel. District Special
               Assessment                                                                   5.300      05/01/2037           237,960
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Lakeland, FL Hospital System (Lakeland Regional
               Medical Center)                                                              5.250      11/15/2025            76,061
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Lakeside Landings, FL Devel. District                                        5.500      05/01/2038           243,293
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Landmark at Doral, FL Community Devel. District
               Special Assessment                                                           5.500      05/01/2038           988,930
-----------------------------------------------------------------------------------------------------------------------------------
   4,500,000   Lee County, FL IDA (Cypress Cove Healthpark)                                 6.750      10/01/2032         4,800,690
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Legends Bay, FL Community Devel. District                                    5.500      05/01/2014           499,840
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Legends Bay, FL Community Devel. District                                    5.875      05/01/2038           497,130
-----------------------------------------------------------------------------------------------------------------------------------
   2,150,000   Lucaya, FL Community Devel. District                                         5.375      05/01/2035         2,089,435
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Madeira, FL Community Devel. District                                        5.250      11/01/2014         2,469,275
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Madeira, FL Community Devel. District                                        5.450      05/01/2039         2,390,875
-----------------------------------------------------------------------------------------------------------------------------------
     585,000   Madison County, FL Mtg. (Twin Oaks)                                          6.000      07/01/2025           599,093
-----------------------------------------------------------------------------------------------------------------------------------
   1,775,000   Magnolia Creek, FL Community Devel. District                                 5.900      05/01/2039         1,750,984
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Magnolia West, FL Community Devel. District Special
               Assessment                                                                   5.350      05/01/2037         1,451,115
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   Marion County, FL Hospital District
               (Munroe Regional Medical Center)                                             5.625      10/01/2024            99,413


                      39 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$  1,925,000   Marsh Harbor, FL Community Devel. District, Series A                         5.450%     05/01/2036    $    1,890,543
-----------------------------------------------------------------------------------------------------------------------------------
   1,615,000   Meadow Woods, FL Community Devel. District
               Special Assessment                                                           6.050      05/01/2035         1,674,917
-----------------------------------------------------------------------------------------------------------------------------------
   3,050,000   Mediterranea, FL Community Devel. District Special
               Assessment                                                                   5.600      05/01/2037         3,008,398
-----------------------------------------------------------------------------------------------------------------------------------
   2,390,000   Miami Beach, FL Health Facilities Authority
               (Mt. Sinai Medical Center)                                                   6.800      11/15/2031         2,583,399
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Miami, FL Health Facilities Authority (Catholic Health East)                 5.250      11/15/2028            50,988
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Miami-Dade County, FL GO                                                     5.125      11/01/2022            15,333
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Midtown Miami, FL Community Devel. District
               Special Assessment                                                           6.500      05/01/2037         2,582,950
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   Mira Lago West, FL Community Devel. District                                 5.375      05/01/2036            87,428
-----------------------------------------------------------------------------------------------------------------------------------
   2,595,000   Miromar Lakes, FL Community Devel. District                                  6.875      05/01/2035         2,833,870
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Monterra, FL Community Devel. District Special Assessment                    5.000      11/01/2010           992,100
-----------------------------------------------------------------------------------------------------------------------------------
   1,625,000   Monterra, FL Community Devel. District Special Assessment                    5.125      11/01/2014         1,611,301
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   Monterra, FL Community Devel. District Special Assessment                    5.500      05/01/2036           729,360
-----------------------------------------------------------------------------------------------------------------------------------
     985,000   Moody River, FL Estates Community Devel. District                            5.350      05/01/2036           953,332
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Myrtle Creek, FL Improvement District Special Assessment                     5.200      05/01/2037         1,406,235
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Naples, FL Hospital Revenue (Naples Community Hospital)                      5.250      10/01/2014            25,025
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Naples, FL Hospital Revenue (Naples Community Hospital)                      5.500      10/01/2026           203,024
-----------------------------------------------------------------------------------------------------------------------------------
     590,000   Naturewalk, FL Community Devel. District                                     5.300      05/01/2016           577,876
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Naturewalk, FL Community Devel. District                                     5.500      05/01/2038           476,210
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   New Port Tampa Bay, FL Community Devel. District                             5.300      11/01/2012         1,001,500
-----------------------------------------------------------------------------------------------------------------------------------
   7,310,000   New Port Tampa Bay, FL Community Devel. District                             5.875      05/01/2038         7,434,197
-----------------------------------------------------------------------------------------------------------------------------------
   1,800,000   Northern Palm Beach, FL Improvement District                                 5.350      08/01/2041         1,722,726
-----------------------------------------------------------------------------------------------------------------------------------
     495,000   Oak Creek, FL Community Devel. District Special Assessment                   5.800      05/01/2035           502,925
-----------------------------------------------------------------------------------------------------------------------------------
   7,835,000   Oakland, FL Charter School                                                   6.950      12/01/2032         8,301,418
-----------------------------------------------------------------------------------------------------------------------------------
   1,345,000   Oakmont Grove, FL Community Devel. District Special
               Assessment                                                                   5.250      05/01/2012         1,334,200
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Oakmont Grove, FL Community Devel. District Special
               Assessment                                                                   5.400      05/01/2038           478,450
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Ocala, FL Capital Improvements COP                                           5.375      10/01/2022            25,058
-----------------------------------------------------------------------------------------------------------------------------------
     300,000   Orange County, FL Health Facilities Authority
               (GF Orlando/CFGH Obligated Group)                                            8.875      07/01/2021           329,010
-----------------------------------------------------------------------------------------------------------------------------------
     800,000   Orange County, FL Health Facilities Authority
               (GF Orlando/CFGH Obligated Group)                                            9.000      07/01/2031           879,544
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Orange County, FL Health Facilities Authority
               (Orlando Lutheran Tower)                                                     5.500      07/01/2032           245,498
-----------------------------------------------------------------------------------------------------------------------------------
     375,000   Orange County, FL Health Facilities Authority
               (Orlando Lutheran Tower)                                                     5.500      07/01/2038           365,468
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Orange County, FL School Board COP                                           5.375      08/01/2017            30,336


                      40 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     25,000   Orange County, FL Tourist Devel. Tax                                         5.125%     10/01/2021    $       25,304
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Orlando & Orange County, FL Expressway Authority                             5.000      07/01/2028            25,337
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000   Palm Bay, FL Educational Facilities (Patriot Charter School)                 7.000      07/01/2036         1,357,725
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Palm Beach County, FL Health Facilities Authority
               (Boca Raton Community Hospital)                                              5.500      12/01/2021            36,355
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Palm Beach County, FL Health Facilities Authority
               (Boca Raton Community Hospital)                                              5.625      12/01/2031            25,923
-----------------------------------------------------------------------------------------------------------------------------------
   2,125,000   Palm Coast Park, FL Community Devel. District Special
               Assessment                                                                   5.700      05/01/2037         2,142,659
-----------------------------------------------------------------------------------------------------------------------------------
   1,100,000   Palm Glades, FL Community Devel. District                                    4.850      05/01/2011         1,071,455
-----------------------------------------------------------------------------------------------------------------------------------
   1,025,000   Palm Glades, FL Community Devel. District                                    5.300      05/01/2036           976,302
-----------------------------------------------------------------------------------------------------------------------------------
     460,000   Palm River, FL Community Devel. District                                     5.150      05/01/2013           457,364
-----------------------------------------------------------------------------------------------------------------------------------
     265,000   Palm River, FL Community Devel. District                                     5.375      05/01/2036           257,426
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Parker Road, FL Community Devel. District                                    5.350      05/01/2015           495,460
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Parker Road, FL Community Devel. District                                    5.600      05/01/2038           484,985
-----------------------------------------------------------------------------------------------------------------------------------
   2,820,000   Parkway Center, FL Community Devel. District, Series A                       6.125      05/01/2024         2,948,705
-----------------------------------------------------------------------------------------------------------------------------------
   1,815,000   Parkway Center, FL Community Devel. District, Series A                       6.300      05/01/2034         1,909,525
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Pinellas County, FL Educational Facilities Authority
               (Barry University)                                                           5.375      10/01/2028           101,578
-----------------------------------------------------------------------------------------------------------------------------------
  17,410,000   Pinellas County, FL Educational Facilities Authority
               (Eckerd College)                                                             5.250      10/01/2029        17,802,770
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Pinellas County, FL Health Facility Authority (St. Mark Village)             5.650      05/01/2037         1,460,880
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Polk County, FL School Board COP                                             5.000      01/01/2023            10,076
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Port Everglades, FL Authority, Series A                                      5.000      09/01/2016            24,998
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Port St. Lucie, FL Special Assessment (Peacock & Lowry)                      5.350      07/01/2027           485,375
-----------------------------------------------------------------------------------------------------------------------------------
     175,000   Port St. Lucie, FL Utility, Series A                                         5.125      09/01/2027           176,885
-----------------------------------------------------------------------------------------------------------------------------------
     300,000   Portfino Springs, FL Community Devel. District Special
               Assessment                                                                   5.500      05/01/2038           292,800
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   Portico, FL Community Devel. District                                        5.450      05/01/2037           728,963
-----------------------------------------------------------------------------------------------------------------------------------
   2,670,000   Portofino Cove, FL Community Devel. District
               Special Assessment                                                           5.250      05/01/2012         2,659,373
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Portofino Cove, FL Community Devel. District
               Special Assessment                                                           5.500      05/01/2038           488,000
-----------------------------------------------------------------------------------------------------------------------------------
     285,000   Portofino Landings, FL Community Devel. District
               Special Assessment                                                           5.200      05/01/2017           281,463
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Portofino Landings, FL Community Devel. District
               Special Assessment                                                           5.400      05/01/2038           971,440
-----------------------------------------------------------------------------------------------------------------------------------
   9,000,000   Quarry, FL Community Devel. District                                         5.250      05/01/2016         8,903,610
-----------------------------------------------------------------------------------------------------------------------------------
     600,000   Quarry, FL Community Devel. District                                         5.250      05/01/2036           601,368
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Quarry, FL Community Devel. District                                         5.500      05/01/2036         2,473,050
-----------------------------------------------------------------------------------------------------------------------------------
  11,350,000   Renaissance Commons, FL Community Devel.
               District, Series A                                                           5.600      05/01/2036        11,365,890


                      41 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$    250,000   Reunion East, FL Community Devel. District                                   5.800%     05/01/2036    $      254,368
-----------------------------------------------------------------------------------------------------------------------------------
   6,025,000   Reunion East, FL Community Devel. District, Series A                         7.375      05/01/2033         6,626,175
-----------------------------------------------------------------------------------------------------------------------------------
   2,470,000   Reunion West, FL Community Devel. District                                   6.250      05/01/2036         2,561,859
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   Ridgewood Trails, FL Community Devel. District                               5.650      05/01/2038           738,953
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   River Glen, FL Community Devel. District Special Assessment                  5.450      05/01/2038         2,454,050
-----------------------------------------------------------------------------------------------------------------------------------
     930,000   Riverwood Estates, FL Community Devel. District
               Special Assessment                                                           5.350      05/01/2037           884,681
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Rolling Hills, FL Community Devel. District                                  5.450      05/01/2037           245,463
-----------------------------------------------------------------------------------------------------------------------------------
     365,000   Santa Rosa Bay, FL Bridge Authority                                          6.250      07/01/2028           369,135
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Sarasota, FL National Community Devel. District
               Special Assessment                                                           5.300      05/01/2039         2,376,600
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Seminole County, FL GO                                                       5.125      04/01/2010            25,026
-----------------------------------------------------------------------------------------------------------------------------------
   2,290,000   Shingle Creek, FL Community Devel. District                                  6.100      05/01/2025         2,368,913
-----------------------------------------------------------------------------------------------------------------------------------
   6,350,000   Shingle Creek, FL Community Devel. District                                  6.125      05/01/2037         6,516,942
-----------------------------------------------------------------------------------------------------------------------------------
   2,375,000   Six Mile Creek, FL Community Devel. District                                 5.875      05/01/2038         2,363,363
-----------------------------------------------------------------------------------------------------------------------------------
   1,285,000   Sonoma Bay, FL Community Devel. District, Series A                           5.450      05/01/2036         1,261,999
-----------------------------------------------------------------------------------------------------------------------------------
   1,950,000   South Bay, FL Community Devel. District                                      5.125      11/01/2009         1,944,111
-----------------------------------------------------------------------------------------------------------------------------------
   2,750,000   South Bay, FL Community Devel. District                                      5.375      05/01/2013         2,709,080
-----------------------------------------------------------------------------------------------------------------------------------
   5,500,000   South Bay, FL Community Devel. District                                      5.950      05/01/2036         5,582,885
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   South Lake County, FL Hospital District
               (Orlando Regional Healthcare System)                                         5.800      10/01/2034            77,129
-----------------------------------------------------------------------------------------------------------------------------------
   1,280,000   South-Dade, FL Venture Community Devel. District                             6.125      05/01/2034         1,336,768
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   St. John's Forest, FL Community Devel. District, Series A                    6.125      05/01/2034         3,101,670
-----------------------------------------------------------------------------------------------------------------------------------
     400,000   St. Johns County, FL IDA (St. John's County
               Welfare Federation)                                                          5.250      10/01/2041           398,708
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Stonebrier, FL Community Devel. District                                     5.500      05/01/2037           989,070
-----------------------------------------------------------------------------------------------------------------------------------
     915,000   Stonegate, FL Community Devel. District                                      6.000      05/01/2024           979,041
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Stonegate, FL Community Devel. District                                      6.125      05/01/2034         1,054,050
-----------------------------------------------------------------------------------------------------------------------------------
   1,055,000   Stoneybrook, FL South Community Devel. District                              5.800      05/01/2039         1,041,317
-----------------------------------------------------------------------------------------------------------------------------------
     765,000   Summerville, FL Community Devel. District                                    5.500      05/01/2036           734,553
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Sunrise, FL Utility System                                                   5.250      10/01/2019            10,011
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Sweetwater Creek, FL Community Devel. District                               5.500      05/01/2038         1,952,000
-----------------------------------------------------------------------------------------------------------------------------------
   2,535,000   Tern Bay, FL Community Devel. District                                       5.000      05/01/2015         2,504,377
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Tern Bay, FL Community Devel. District                                       5.375      05/01/2037           475,085
-----------------------------------------------------------------------------------------------------------------------------------
   4,880,000   Town Center, FL at Palm Coast Community Devel. District                      6.000      05/01/2036         4,959,202
-----------------------------------------------------------------------------------------------------------------------------------
   6,555,000   Two Creeks, FL Community Devel. District                                     5.250      05/01/2037         6,174,286
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   University of Central FL (University Hsg.)                                   5.500      10/01/2021            35,097
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   University of South FL (University Bookstore)                                5.900      07/01/2010            25,042
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Verandah East, FL Community Devel. District                                  5.400      05/01/2037         2,454,375
-----------------------------------------------------------------------------------------------------------------------------------
   1,645,000   Verandah, FL Community Devel District                                        5.250      05/01/2036         1,550,742


                      42 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$  1,000,000   Villa Portofino East, FL Community Devel. District                           5.200%     05/01/2037    $      937,490
-----------------------------------------------------------------------------------------------------------------------------------
   1,755,000   Villa Portofino West, FL Community Devel. District                           5.350      05/01/2036         1,698,577
-----------------------------------------------------------------------------------------------------------------------------------
   2,565,000   Villa Vizcaya, FL Community Devel. District
               Special Assessment                                                           5.350      05/01/2017         2,539,068
-----------------------------------------------------------------------------------------------------------------------------------
     420,000   Villa Vizcaya, FL Community Devel. District
               Special Assessment                                                           5.550      05/01/2039           409,861
-----------------------------------------------------------------------------------------------------------------------------------
     900,000   Village, FL Community Devel. District, Series A                              6.100      05/01/2034           936,963
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   Village, FL Community Devel. District, Series A                              6.500      05/01/2033           797,475
-----------------------------------------------------------------------------------------------------------------------------------
   1,600,000   Villages of Westport, FL Community Devel. District                           5.700      05/01/2035         1,603,328
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Villagewalk of Bonita Springs, FL Community Devel. District                  5.150      05/01/2038           929,430
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Vista, FL Community Devel. District Special Assessment                       5.375      05/01/2037         1,922,420
-----------------------------------------------------------------------------------------------------------------------------------
  10,200,000   Volusia County, FL Educational Facility Authority
               (Embry-Riddle Aeronautical University) 2                                     5.000      10/15/2025        10,277,775
-----------------------------------------------------------------------------------------------------------------------------------
  31,600,000   Volusia County, FL Educational Facility Authority
               (Embry-Riddle Aeronautical University) 2                                     5.000      10/15/2035        31,384,962
-----------------------------------------------------------------------------------------------------------------------------------
   1,660,000   Volusia County, FL Educational Facility Authority
               (Embry-Riddle Aeronautical University) 1                                     5.000      10/15/2025         1,672,666
-----------------------------------------------------------------------------------------------------------------------------------
     170,000   Volusia County, FL Educational Facility Authority
               (Embry-Riddle Aeronautical University)                                       5.000      10/15/2035           168,842
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Waterford Estates, FL Community Devel. District
               Special Assessment                                                           5.125      05/01/2013         1,489,575
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Waterford Estates, FL Community Devel. District
               Special Assessment                                                           5.500      05/01/2037         2,472,675
-----------------------------------------------------------------------------------------------------------------------------------
   4,500,000   Watergrass, FL Community Devel. District Special Assessment                  4.875      11/01/2010         4,454,460
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000   Watergrass, FL Community Devel. District Special Assessment                  5.125      11/01/2014         1,239,463
-----------------------------------------------------------------------------------------------------------------------------------
     790,000   Watergrass, FL Community Devel. District Special Assessment                  5.375      05/01/2039           759,948
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Waterlefe, FL Community Devel. District Golf Course                          8.125      10/01/2025         1,029,420
-----------------------------------------------------------------------------------------------------------------------------------
   4,920,000   Waters Edge, FL Community Devel. District                                    5.300      05/01/2036         4,686,251
-----------------------------------------------------------------------------------------------------------------------------------
     900,000   Waters Edge, FL Community Devel. District                                    5.350      05/01/2039           869,931
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Waters Edge, FL Community Devel. District                                    5.400      05/01/2039           243,498
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000   Waterstone, FL Community Devel. District                                     5.500      05/01/2018         1,233,438
-----------------------------------------------------------------------------------------------------------------------------------
   4,405,000   Wentworth Estates, FL Community Devel. District                              5.125      11/01/2012         4,376,676
-----------------------------------------------------------------------------------------------------------------------------------
   3,775,000   Wentworth Estates, FL Community Devel. District                              5.625      05/01/2037         3,774,623
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   West Palm Beach, FL Utility System                                           5.000      10/01/2027            20,016
-----------------------------------------------------------------------------------------------------------------------------------
   1,200,000   West Villages, FL Improvement District                                       5.350      05/01/2015         1,189,548
-----------------------------------------------------------------------------------------------------------------------------------
   4,200,000   West Villages, FL Improvement District                                       5.500      05/01/2037         4,058,922
-----------------------------------------------------------------------------------------------------------------------------------
   3,500,000   West Villages, FL Improvement District                                       5.500      05/01/2038         3,366,790
-----------------------------------------------------------------------------------------------------------------------------------
   7,450,000   West Villages, FL Improvement District                                       5.800      05/01/2036         7,476,597
-----------------------------------------------------------------------------------------------------------------------------------
   5,075,000   Westridge, FL Community Devel. District                                      5.800      05/01/2037         5,021,256
-----------------------------------------------------------------------------------------------------------------------------------
   6,000,000   Westside, FL Community Devel. District                                       5.650      05/01/2037         6,042,420
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Winter Garden Village at Fowler Groves, FL Community
               Devel. District Special Tax                                                  5.650      05/01/2037         1,501,395


                      43 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$    690,000   World Commerce, FL Community Devel. District
               Special Assessment                                                           5.500%     05/01/2038    $      672,460
-----------------------------------------------------------------------------------------------------------------------------------
   2,800,000   World Commerce, FL Community Devel. District
               Special Assessment                                                           6.500      05/01/2036         2,932,188
-----------------------------------------------------------------------------------------------------------------------------------
   2,250,000   Wyld Palms, FL Community Devel. District                                     5.400      05/01/2015         2,228,220
-----------------------------------------------------------------------------------------------------------------------------------
   1,465,000   Wyld Palms, FL Community Devel. District                                     5.500      05/01/2038         1,407,206
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Zephyr Ridge, FL Community Devel. District                                   5.250      05/01/2013           493,745
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Zephyr Ridge, FL Community Devel. District                                   5.625      05/01/2037           977,310
                                                                                                                     --------------
                                                                                                                        522,758,568
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA--3.8%
  13,140,000   Athens, GA Area Facilities Corp. COP
               (Georgia Dept. of Labor) 2                                                   5.000      06/15/2037        12,998,548
-----------------------------------------------------------------------------------------------------------------------------------
     270,000   Athens, GA Area Facilities Corp. COP
               (Georgia Dept. of Labor)                                                     5.000      06/15/2037           267,092
-----------------------------------------------------------------------------------------------------------------------------------
  13,100,000   Atlanta, GA Devel. Authority Student Hsg.
               (ADA/CAU Partners)                                                           6.000      07/01/2036        14,131,625
-----------------------------------------------------------------------------------------------------------------------------------
   3,905,000   Atlanta, GA Devel. Authority Student Hsg.
               (ADA/CAU Partners) 1                                                         6.250      07/01/2024         4,334,941
-----------------------------------------------------------------------------------------------------------------------------------
   2,470,000   Atlanta, GA Devel. Authority Student Hsg.
               (ADA/CAU Partners) 1                                                         6.250      07/01/2036         2,712,603
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Atlanta, GA HDC (Bedford Tower)                                              6.250      01/01/2015            15,124
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Atlanta, GA Tax Allocation (Eastside)                                        5.400      01/01/2020         1,017,670
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Atlanta, GA Tax Allocation (Eastside)                                        5.600      01/01/2030         2,547,375
-----------------------------------------------------------------------------------------------------------------------------------
   1,235,000   Atlanta, GA Tax Allocation (Princeton Lakes)                                 5.500      01/01/2031         1,245,275
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Chatham County, GA Hospital Authority
               (Memorial Health University Medical Center)                                  5.500      01/01/2034            20,537
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Clark County, GA Hospital Authority
               (Athens Regional Medical)                                                    5.250      01/01/2029            10,238
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Columbus, GA Building Authority                                              5.500      04/01/2013            51,065
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Dalton, GA Devel. Authority (Hamilton Health Care System)                    5.000      08/15/2028            15,205
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Dalton, GA Devel. Authority (Hamilton Health Care System/
               Hamilton Medical Center Obligated Group)                                     5.375      08/15/2016            30,623
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   De Kalb County, GA Devel. Authority (General Motors Corp.)                   6.000      03/15/2021            20,227
-----------------------------------------------------------------------------------------------------------------------------------
   9,545,000   De Kalb County, GA Devel. Authority Public Purpose                           5.500      12/10/2023         9,701,252
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   De Kalb County, GA Hsg. Authority
               (Spring Chase Apartments)                                                    5.400      11/01/2030            10,159
-----------------------------------------------------------------------------------------------------------------------------------
   3,805,000   East Point, GA (Camp Creek), Series B                                        8.000      02/01/2026         4,267,916
-----------------------------------------------------------------------------------------------------------------------------------
   5,695,000   East Point, GA (Camp Creek), Series B                                        8.000      02/01/2026         6,387,854
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Fulton County, GA Devel. Authority
               (Georgia Tech Foundation Facilities)                                         5.000      09/01/2027            45,565
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Fulton County, GA Hospital Authority (Northside Hospital)                    5.125      10/01/2016           100,092


                      44 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$     10,000   Fulton County, GA Hospital Authority (Northside Hospital)                    5.375%     10/01/2012    $       10,011
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Fulton County, GA Residential Care Facilities
               (Canterbury Court)                                                           6.125      02/15/2034         2,087,220
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   GA Hsg. & Finance Authority (Hunters Grove)                                  5.850      01/01/2017            25,489
-----------------------------------------------------------------------------------------------------------------------------------
  11,260,000   GA Municipal Electric Authority 2                                            6.500      01/01/2017        13,030,522
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   GA Municipal Electric Authority, Series A                                    5.000      11/01/2024           120,280
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   GA Municipal Electric Authority, Series X                                    6.500      01/01/2012           529,065
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Gainesville & Hall County, GA Hospital Authority
               (NEGHS/NEGMC/NEGHR Obligated Group)                                          5.375      05/15/2024            31,592
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Gainesville & Hall County, GA Hospital Authority
               (NEGHS/NEGMC/NEGHR Obligated Group)                                          5.500      05/15/2031            52,871
-----------------------------------------------------------------------------------------------------------------------------------
   4,450,000   Gainesville, GA Redevel. Authority
               (Riverside Military Academy)                                                 5.125      03/01/2027         4,436,161
-----------------------------------------------------------------------------------------------------------------------------------
   3,500,000   Gainesville, GA Redevel. Authority
               (Riverside Military Academy)                                                 5.125      03/01/2037         3,426,780
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   Gwinnett County, GA Hospital Authority
               (Gwinnett Hospital System)                                                   5.000      09/01/2013            95,076
-----------------------------------------------------------------------------------------------------------------------------------
     145,000   Gwinnett County, GA Hospital Authority
               (Gwinnett Hospital System)                                                   5.000      09/01/2019           145,091
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Henry County, GA Water & Sewerage Authority                                  5.000      02/01/2026            40,714
-----------------------------------------------------------------------------------------------------------------------------------
   2,340,000   Northwestern Gwinnett County, GA Facilities Corp. COP
               (Dept. of Labor) 2                                                           5.000      06/15/2021         2,357,141
-----------------------------------------------------------------------------------------------------------------------------------
       8,000   Northwestern Gwinnett County, GA Facilities Corp. COP
               (Dept. of Labor)                                                             5.000      06/15/2021             8,066
-----------------------------------------------------------------------------------------------------------------------------------
     930,000   Northwestern Gwinnett County, GA Facilities Corp. COP
               (Dept. of Motor Vehicle Safety) 2                                            5.000      06/15/2021           936,812
-----------------------------------------------------------------------------------------------------------------------------------
   4,465,000   Northwestern Gwinnett County, GA Facilities Corp. II COP
               (Georgia Dept. of Driver Services) 2                                         5.000      06/15/2028         4,497,707
-----------------------------------------------------------------------------------------------------------------------------------
   1,770,000   Northwestern Gwinnett County, GA Facilities Corp. II COP
               (Georgia Dept. of Driver Services) 2                                         5.000      06/15/2028         1,782,966
-----------------------------------------------------------------------------------------------------------------------------------
   3,160,000   Northwestern Gwinnett County, GA Facilities Corp. II COP
               (Georgia Dept. of Driver Services) 2                                         5.000      06/15/2029         3,183,148
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Private Colleges & Universities Authority, GA
               (Emory University)                                                           5.125      11/01/2027            35,407
-----------------------------------------------------------------------------------------------------------------------------------
     860,000   Private Colleges & Universities Authority, GA
               (Mercer University)                                                          5.375      10/01/2029           870,157
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Private Colleges & Universities Authority, GA
               (Mercer University)                                                          5.375      06/01/2031             5,073
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Richmond County, GA Water & Sewer                                            5.125      10/01/2017            15,224
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Savannah, GA EDA (Skidway Health & Living Services)                          7.400      01/01/2024           538,225
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Savannah, GA EDA (University Financing Foundation)                           6.750      11/15/2020            32,405
-----------------------------------------------------------------------------------------------------------------------------------
     205,000   Savannah, GA EDA (University Financing Foundation)                           6.750      11/15/2031           221,234
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Savannah, GA Resource Recovery Devel. Authority                              5.100      08/01/2014            20,020


                      45 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$     25,000   Smyrna, GA Hospital Authority (Emory-Adventist Hospital)                     5.500%     08/01/2016    $       25,280
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Smyrna, GA Hospital Authority (Emory-Adventist Hospital)                     5.500      08/01/2026            30,332
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Ware County, GA Hospital Authority
               (Southeast Health Unit)                                                      6.625      03/01/2017            46,221
                                                                                                                     --------------

                                                                                                                         98,567,276
-----------------------------------------------------------------------------------------------------------------------------------
HAWAII--0.2%
   4,200,000   HI Dept. of Budget & Finance Special Purpose (Kahala Nui)                    8.000      11/15/2033         4,786,740
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   HI Dept. of Budget & Finance Special Purpose
               (Kahala Senior Living Community)                                             7.875      11/15/2023           568,630
-----------------------------------------------------------------------------------------------------------------------------------
     170,000   HI HFDC (Single Family Mtg.)                                                 5.450      07/01/2017           174,644
                                                                                                                     --------------

                                                                                                                          5,530,014
-----------------------------------------------------------------------------------------------------------------------------------
IDAHO--1.7%
  17,125,000   ID Health Facilities Authority (Portneuf Medical Center) 2                   5.000      09/01/2035        17,103,942
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   ID Hsg. Agency (Multifamily Hsg.)                                            6.700      07/01/2024            20,019
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   ID Hsg. Agency (Single Family Mtg.)                                          5.800      07/01/2025            20,016
-----------------------------------------------------------------------------------------------------------------------------------
   1,900,000   Madison County, ID Hospital COP                                              5.250      09/01/2037         1,881,475
-----------------------------------------------------------------------------------------------------------------------------------
  16,870,000   Nez Perce County, ID Pollution Control (Potlatch Corp.)                      6.000      10/01/2024        17,030,602
-----------------------------------------------------------------------------------------------------------------------------------
   5,360,000   Pocatello, ID Devel. Authority Revenue Allocation
               Tax Increment, Series A 1                                                    6.000      08/01/2028         5,312,671
-----------------------------------------------------------------------------------------------------------------------------------
   2,980,000   Twin Falls, ID Urban Renewal Agency, Series A                                5.450      08/01/2022         2,969,421
                                                                                                                     --------------

                                                                                                                         44,338,146
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--6.3%
     600,000   Annawan, IL Tax Increment (Patriot Renewable Fuels)                          5.625      01/01/2018           589,590
-----------------------------------------------------------------------------------------------------------------------------------
   1,825,000   Bedford Park, IL Tax                                                         5.125      12/30/2018         1,832,355
-----------------------------------------------------------------------------------------------------------------------------------
     990,000   Bryant, IL Pollution Control (Central Illinois Light Company)                5.900      08/01/2023           997,168
-----------------------------------------------------------------------------------------------------------------------------------
     355,000   Carol Stream, IL Tax (Geneva Crossing)                                       5.000      12/30/2021           349,434
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Cary, IL Special Tax (Special Service Area No. 1)                            5.000      03/01/2030         1,000,990
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Cary, IL Special Tax (Special Service Area No. 2)                            5.000      03/01/2030         2,001,980
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Chicago, IL Board of Education (Chicago School Reform)                       5.250      12/01/2018            76,807
-----------------------------------------------------------------------------------------------------------------------------------
     145,000   Chicago, IL Board of Education (Chicago School Reform)                       5.250      12/01/2022           148,461
-----------------------------------------------------------------------------------------------------------------------------------
     365,000   Chicago, IL Board of Education (Chicago School Reform)                       5.250      12/01/2027           373,552
-----------------------------------------------------------------------------------------------------------------------------------
     545,000   Chicago, IL Board of Education (Chicago School Reform)                       5.250      12/01/2030           557,769
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Chicago, IL GO                                                               5.125      01/01/2029            40,794
-----------------------------------------------------------------------------------------------------------------------------------
  10,030,000   Chicago, IL Midway Airport, Series A                                         5.500      01/01/2029        10,143,138
-----------------------------------------------------------------------------------------------------------------------------------
     235,000   Chicago, IL Midway Airport, Series B                                         5.000      01/01/2035           238,415
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   Chicago, IL O'Hare International Airport (Delta Airlines)                    6.450      05/01/2018         5,150,000
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Chicago, IL O'Hare International Airport (Passenger
               Facility Charge)                                                             5.625      01/01/2014            50,350
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Chicago, IL Sales Tax                                                        5.250      01/01/2028            10,274


                      46 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$  5,000,000   Chicago, IL Tax (Pilsen Redevel.)                                            6.750%     06/01/2022    $    5,396,100
-----------------------------------------------------------------------------------------------------------------------------------
     185,000   Chicago, IL Waterworks                                                       5.000      11/01/2025           186,902
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Cook County, IL (Jewish Federation)                                          6.000      08/15/2022            20,232
-----------------------------------------------------------------------------------------------------------------------------------
   2,400,000   Cook County, IL Community School District GO                                 7.125      06/01/2024         3,073,200
-----------------------------------------------------------------------------------------------------------------------------------
   1,012,000   Cortland, IL Special Tax (Sheaffer System) 1                                 5.500      03/01/2017         1,011,271
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Deerfield, IL Educational Facilities
               (Chicagoland Jewish High School)                                             6.000      05/01/2041           511,725
-----------------------------------------------------------------------------------------------------------------------------------
     270,000   Du Page County, IL Special Service Area No. 31 Special Tax
               (Monarch Landing)                                                            5.400      03/01/2016           274,342
-----------------------------------------------------------------------------------------------------------------------------------
     320,000   Du Page County, IL Special Service Area No. 31 Special Tax
               (Monarch Landing)                                                            5.625      03/01/2036           320,154
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000   Gilberts, IL Special Service Area No. 19 Special Tax
               (Conservancy)                                                                5.375      03/01/2016         1,222,738
-----------------------------------------------------------------------------------------------------------------------------------
   1,100,000   Hampshire, IL Special Service Area No. 16
               (Crown Devel.-Prairie Ridge)                                                 6.000      03/01/2046         1,116,335
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Hampshire, IL Special Service Area No. 17
               (Crown Devel.-Oakstead)                                                      6.000      03/01/2045         2,527,975
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Hampshire, IL Special Service Area No. 19
               (Crown Devel.-Prairie Ridge East)                                            6.000      03/01/2046         1,516,785
-----------------------------------------------------------------------------------------------------------------------------------
     310,000   IL Devel. Finance Authority
               (Community Rehabilitation Providers)                                         5.700      07/01/2019           315,462
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   IL Devel. Finance Authority
               (Geneva School District School 304)                                          6.300      06/01/2010            10,081
-----------------------------------------------------------------------------------------------------------------------------------
     145,000   IL Devel. Finance Authority Pollution Control
               (Central Illinois Public Service Company)                                    5.700      08/15/2026           145,196
-----------------------------------------------------------------------------------------------------------------------------------
  12,250,000   IL Devel. Finance Authority Pollution Control
               (Central Illinois Public Service Company)                                    5.950      08/15/2026        12,314,068
-----------------------------------------------------------------------------------------------------------------------------------
     745,000   IL Devel. Finance Authority Pollution Control
               (Illinois Power Company) 1                                                   5.400      03/01/2028           745,775
-----------------------------------------------------------------------------------------------------------------------------------
     475,000   IL Devel. Finance Authority Pollution Control
               (Illinois Power Company) 1                                                   5.400      03/01/2028           475,494
-----------------------------------------------------------------------------------------------------------------------------------
   1,625,000   IL Educational Facilities Authority (Augustana College)                      5.625      10/01/2022         1,681,079
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   IL Educational Facilities Authority (Augustana College)                      5.700      10/01/2032         3,096,270
-----------------------------------------------------------------------------------------------------------------------------------
   1,450,000   IL Educational Facilities Authority
               (Plum Creek Rolling Meadows)                                                 6.500      12/01/2037         1,495,168
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   IL Educational Facilities Authority (University of Chicago)                  5.125      07/01/2038            20,365
-----------------------------------------------------------------------------------------------------------------------------------
   1,920,000   IL Finance Authority (Bethel Terrace Apartments) 1                           5.125      09/01/2025         1,883,328
-----------------------------------------------------------------------------------------------------------------------------------
     400,000   IL Finance Authority (Central Baptist Village)                               5.375      11/15/2039           397,112
-----------------------------------------------------------------------------------------------------------------------------------
   1,750,000   IL Finance Authority (Clare Oaks)                                            6.000      11/15/2039         1,809,588
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   IL Finance Authority (Franciscan Communities)                                5.500      05/15/2027           757,568
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   IL Finance Authority (Franciscan Communities)                                5.500      05/15/2037           751,905
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   IL Finance Authority (Friendship Village Schaumburg)                         5.375      02/15/2025         2,009,780


                      47 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$  2,000,000   IL Finance Authority (Friendship Village Schaumburg)                         5.625%     02/15/2037    $    2,028,140
-----------------------------------------------------------------------------------------------------------------------------------
   3,440,000   IL Finance Authority (Illinois Charter Schools)                              5.375      09/01/2027         3,571,408
-----------------------------------------------------------------------------------------------------------------------------------
   2,450,000   IL Finance Authority (Illinois Charter Schools)                              5.375      09/01/2032         2,525,877
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   IL Finance Authority (Luther Oaks)                                           5.700      08/15/2028           502,740
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   IL Finance Authority (Luther Oaks)                                           6.000      08/15/2039           519,950
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   IL Finance Authority (Lutheran Hillside Village)                             5.250      02/01/2037         5,070,950
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   IL Finance Authority (Lutheran Social Services of Illinois/
               Vesper Management Corp. Obligated Group)                                     5.125      08/15/2028           972,380
-----------------------------------------------------------------------------------------------------------------------------------
   1,750,000   IL Finance Authority (Noble Network Charter Schools)                         5.000      09/01/2027         1,755,425
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   IL Finance Authority (Noble Network Charter Schools)                         5.000      09/01/2031         1,977,820
-----------------------------------------------------------------------------------------------------------------------------------
   3,495,000   IL Finance Authority (Noble Network Charter Schools)                         5.000      09/01/2032         3,460,330
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   IL Finance Authority Student Hsg.
               (MJH Education Assistance)                                                   5.125      06/01/2035         2,973,420
-----------------------------------------------------------------------------------------------------------------------------------
     170,000   IL GO                                                                        5.125      12/01/2010           170,850
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   IL GO                                                                        5.125      12/01/2010            30,129
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   IL GO                                                                        5.125      12/01/2011            85,425
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   IL GO                                                                        5.125      12/01/2011            15,064
-----------------------------------------------------------------------------------------------------------------------------------
     455,000   IL GO                                                                        5.125      12/01/2017           457,275
-----------------------------------------------------------------------------------------------------------------------------------
   1,395,000   IL GO                                                                        5.125      12/01/2017         1,400,985
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   IL GO                                                                        5.250      07/01/2022         1,010,970
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   IL Health Facilities Authority
               (Covenant Retirement Communities)                                            5.625      12/01/2032         5,190,500
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   IL Health Facilities Authority (Decatur Memorial Hospital)                   5.375      11/15/2021            35,476
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   IL Health Facilities Authority
               (EMH/EMHH/EMHS Obligated Group)                                              5.625      01/01/2028            62,305
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   IL Health Facilities Authority (Holy Family Medical Center)                  5.000      08/15/2027            10,067
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   IL Health Facilities Authority (Holy Family Medical Center)                  5.125      08/15/2022            10,088
-----------------------------------------------------------------------------------------------------------------------------------
   4,000,000   IL Health Facilities Authority (Lake Forest Hospital)                        6.000      07/01/2033         4,259,320
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   IL Health Facilities Authority (Loyola University)                           5.000      07/01/2024            75,793
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   IL Health Facilities Authority
               (Northwestern Medical Faculty Foundation)                                    5.125      11/15/2028            15,242
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   IL Health Facilities Authority (Rockford Memorial Hospital/
               Rockford Memorial Health Services Corp. Obligated Group)                     5.000      08/15/2021            80,585
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   IL Health Facilities Authority
               (Sarah Bush Lincoln Health Center)                                           5.500      02/15/2016            25,354
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   IL Health Facilities Authority
               (Sarah Bush Lincoln Health Center)                                           5.750      02/15/2022            86,264
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   IL Health Facilities Authority (Sherman Health System)                       5.500      08/01/2012           252,793
-----------------------------------------------------------------------------------------------------------------------------------
  14,000,000   IL Health Facilities Authority (Sinai Health System) 2                       5.100      08/15/2033        14,361,410
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   IL Metropolitan Pier & Exposition Authority                                  5.250      06/15/2012           100,086
-----------------------------------------------------------------------------------------------------------------------------------
     505,000   IL Metropolitan Pier & Exposition Authority 1                                5.250      06/15/2027           509,626


                      48 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$ 10,000,000   IL Metropolitan Pier & Exposition Authority
               (McCormick Place Expansion) 2                                                5.000%     12/15/2028    $   10,262,800
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   Lake County, IL HFC, Series A                                                6.700      11/01/2014            95,145
-----------------------------------------------------------------------------------------------------------------------------------
   3,735,000   Lakemoor Village, IL Special Tax                                             5.000      03/01/2027         3,759,464
-----------------------------------------------------------------------------------------------------------------------------------
   2,725,000   Lincolnshire, IL Special Service Area No. 1 Special Tax
               (Sedgebrook)                                                                 6.250      03/01/2034         2,866,455
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Lombard, IL Public Facilities Corp.
               (Conference Center & Hotel) 1                                                5.250      01/01/2025         3,108,210
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Lombard, IL Public Facilities Corp.
               (Conference Center & Hotel)                                                  5.250      01/01/2036            30,893
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Lombard, IL Public Facilities Corp.
               (Conference Center & Hotel)                                                  5.500      01/01/2030         3,129,090
-----------------------------------------------------------------------------------------------------------------------------------
   1,575,000   Lombard, IL Public Facilities Corp.
               (Conference Center & Hotel) 1                                                5.500      01/01/2036         1,630,676
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Lombard, IL Public Facilities Corp.
               (Conference Center & Hotel)                                                  7.125      01/01/2036         3,174,180
-----------------------------------------------------------------------------------------------------------------------------------
   1,455,000   Manhattan, IL Special Service Area Special Tax
               (Groebe Farm-Stonegate)                                                      6.125      03/01/2040         1,459,714
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000   Plano, IL Special Service Area No. 5                                         6.000      03/01/2036         1,287,525
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Schaumburg, IL Multifamily Hsg. (Plum Grove)                                 6.050      02/01/2031           511,635
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Southwestern, IL Devel. Authority (Eden Retirement Center)                   5.850      12/01/2036           509,090
-----------------------------------------------------------------------------------------------------------------------------------
   1,150,000   Southwestern, IL Devel. Authority (Village of Sauget)                        5.625      11/01/2026         1,152,760
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Springfield, IL Water                                                        5.400      03/01/2015            30,335
-----------------------------------------------------------------------------------------------------------------------------------
     300,000   University of IL Health Services Facilities                                  5.800      10/01/2018           306,948
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Volo Village, IL Special Service Area (Lancaster Falls)                      5.750      03/01/2036           988,190
-----------------------------------------------------------------------------------------------------------------------------------
   4,000,000   Volo Village, IL Special Service Area (Remington Pointe) 1                   6.450      03/01/2034         4,169,480
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Wilmette, IL GO                                                              5.500      12/01/2021            75,398
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Woodridge, IL Multifamily Hsg. (Hawthorn Ridge)                              5.650      12/20/2032            10,251
-----------------------------------------------------------------------------------------------------------------------------------
   1,820,000   Yorkville, IL United City Special Services Area Special Tax
               (Bristol Bay)                                                                5.875      03/01/2036         1,844,224
-----------------------------------------------------------------------------------------------------------------------------------
   1,744,000   Yorkville, IL United City Special Services Area Special Tax
               (Raintree Village II)                                                        6.250      03/01/2035         1,823,805
                                                                                                                     --------------
                                                                                                                        164,477,390
-----------------------------------------------------------------------------------------------------------------------------------
INDIANA--2.3%
   1,425,000   Anderson, IN Economic Devel. (Anderson University)                           5.000      10/01/2032         1,378,360
-----------------------------------------------------------------------------------------------------------------------------------
   4,815,000   Boone County, IN Redevel. Commission, Series A                               5.250      02/01/2034         5,000,378
-----------------------------------------------------------------------------------------------------------------------------------
   4,080,000   Dekalb City, IN Hospital Authority
               (Dekalb Memorial Hospital)                                                   5.000      08/01/2016         4,126,553
-----------------------------------------------------------------------------------------------------------------------------------
   1,600,000   Hamilton County, IN Redevel. District (Thomas Electrics)                     5.100      02/01/2031         1,594,576
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   IN Devel. Finance Authority (USX Corp.)                                      5.600      12/01/2032            56,151
-----------------------------------------------------------------------------------------------------------------------------------
     330,000   IN Devel. Finance Authority (USX Corp.)                                      6.150      07/15/2022           337,042


                      49 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
INDIANA Continued
$  1,625,000   IN H&EFA (Community Foundation Northwest Indiana)                            5.500%     03/01/2037    $    1,636,343
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   IN Health Facility Financing Authority (Ancilla System)                      5.250      07/01/2022            30,332
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   IN Health Facility Financing Authority
               (Community Hospital of Anderson)                                             6.000      01/01/2023            15,016
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   IN Health Facility Financing Authority (Deaconess Hospital)                  5.500      03/01/2029            15,292
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   IN Health Facility Financing Authority
               (Hancock Memorial Hospital & Health Services)                                6.125      08/15/2017            20,218
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   IN Health Facility Financing Authority
               (Kings Daughters Hospital Assoc.)                                            5.625      08/15/2027            76,581
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   IN HFA (Single Family Mtg.)                                                  6.800      01/01/2017            15,345
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   IN Municipal Power Agency, Series A                                          5.300      01/01/2023            25,228
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Indianapolis, IN Gas Utility (Distribution System)                           5.000      08/15/2024            10,091
-----------------------------------------------------------------------------------------------------------------------------------
  13,000,000   Indianapolis, IN Local Public Improvement Bond Bank 2                        5.250      07/01/2033        13,822,705
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Marion County, IN Convention & Recreational Facilities
               Authority                                                                    5.000      06/01/2027            70,636
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   Marion County, IN Convention & Recreational Facilities
               Authority                                                                    5.000      06/01/2027            55,757
-----------------------------------------------------------------------------------------------------------------------------------
   6,820,000   Nobelsville, IN Redevel. Authority (146th Street Extension)                  5.250      02/01/2030         7,138,562
-----------------------------------------------------------------------------------------------------------------------------------
   4,750,000   North Manchester, IN (Estelle Peabody Memorial Home)                         7.125      07/01/2022         4,912,118
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   Petersburg, IN Pollution Control
               (Indianapolis Power & Light Company)                                         5.400      08/01/2017            66,314
-----------------------------------------------------------------------------------------------------------------------------------
   1,195,000   Portage, IN Economic Devel. (Ameriplex)                                      5.000      07/15/2023         1,202,684
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Portage, IN Economic Devel. (Ameriplex)                                      5.000      01/15/2027         1,001,410
-----------------------------------------------------------------------------------------------------------------------------------
     240,000   St. Joseph County, IN Economic Devel.
               (Holy Cross Village Notre Dame)                                              6.000      05/15/2038           250,152
-----------------------------------------------------------------------------------------------------------------------------------
  13,000,000   St. Joseph County, IN Hospital Authority 2                                   4.460 6    08/15/2046        12,870,000
-----------------------------------------------------------------------------------------------------------------------------------
   1,400,000   Vanderburgh County, IN Redevel. Commission 1                                 5.250      02/01/2031         1,455,986
-----------------------------------------------------------------------------------------------------------------------------------
   1,625,000   Vigo County, IN Hospital Authority (Union Hospital)                          5.800      09/01/2047         1,636,619
                                                                                                                     --------------
                                                                                                                         58,820,449
-----------------------------------------------------------------------------------------------------------------------------------
IOWA--2.5%
     400,000   Bremer County, IA Retirement Facilities (Bartels Lutheran)                   5.125      11/15/2020           396,964
-----------------------------------------------------------------------------------------------------------------------------------
     700,000   Bremer County, IA Retirement Facilities (Bartels Lutheran)                   5.375      11/15/2027           702,030
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Coralville, IA Urban Renewal                                                 5.125      06/01/2039           124,894
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Coralville, IA Urban Renewal                                                 5.000      06/01/2047           194,896
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Coralville, IA Urban Renewal                                                 5.750      06/01/2028           254,775
-----------------------------------------------------------------------------------------------------------------------------------
   1,050,000   Coralville, IA Urban Renewal                                                 6.000      06/01/2036         1,077,069
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Dickinson County, IA Hsg. (Spirit Lake)                                      5.875      12/01/2036           971,340
-----------------------------------------------------------------------------------------------------------------------------------
     450,000   Dubuque County, IA Private College Facility
               (Clarke College of Dubuque Iowa)                                             5.250      09/01/2013           450,675
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Hills, IA (Mercy Hospital)                                                   5.000      08/15/2028            25,396


                      50 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
IOWA Continued
$    750,000   IA Finance Authority (Amity Fellowserve)                                     6.500%     10/01/2036    $      762,795
-----------------------------------------------------------------------------------------------------------------------------------
     400,000   IA Finance Authority (Boys & Girls Home & Family Services)                   5.900      12/01/2028           409,788
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   IA Finance Authority (Boys & Girls Home & Family Services)                   6.250      12/01/2028            51,603
-----------------------------------------------------------------------------------------------------------------------------------
     325,000   IA Finance Authority (Mercy Health Services)                                 5.250      08/15/2027           328,575
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   IA Finance Authority Health Care Facilities
               (Genesis Medical Center)                                                     5.200      07/01/2017            50,041
-----------------------------------------------------------------------------------------------------------------------------------
   1,235,000   IA Finance Authority Health Facilities (Care Initiatives)                    5.500      07/01/2025         1,268,641
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   IA Finance Authority Multifamily Hsg.
               (Forest Glen Apartments)                                                     5.600      11/01/2022            51,884
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   IA Finance Authority Retirement Community
               (Friendship Haven)                                                           5.750      11/15/2019           502,020
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   IA Finance Authority Retirement Community
               (Friendship Haven)                                                           6.000      11/15/2024         1,009,980
-----------------------------------------------------------------------------------------------------------------------------------
     900,000   IA Finance Authority Retirement Community
               (Friendship Haven)                                                           6.125      11/15/2032           918,216
-----------------------------------------------------------------------------------------------------------------------------------
     350,000   IA Finance Authority Senior Hsg. (Bethany Manor)                             5.450      11/01/2026           344,761
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)                        5.375      06/01/2025           489,300
-----------------------------------------------------------------------------------------------------------------------------------
   4,185,000   IA Higher Education Loan Authority (Wartburg College)                        5.250      10/01/2030         4,214,253
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   IA Higher Education Loan Authority (Wartburg College)                        5.300      10/01/2037         3,020,940
-----------------------------------------------------------------------------------------------------------------------------------
     520,000   IA Tobacco Settlement Authority                                              5.500      06/01/2042           517,161
-----------------------------------------------------------------------------------------------------------------------------------
  46,250,000   IA Tobacco Settlement Authority (TASC) 2                                     5.625      06/01/2046        46,507,822
-----------------------------------------------------------------------------------------------------------------------------------
   1,280,000   IA Tobacco Settlement Authority (TASC)                                       5.625      06/01/2046         1,287,130
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Iowa City, IA Sewer                                                          5.500      07/01/2022            25,032
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Iowa City, IA Sewer                                                          5.750      07/01/2021            30,047
                                                                                                                     --------------
                                                                                                                         65,988,028
-----------------------------------------------------------------------------------------------------------------------------------
KANSAS--0.7%
   1,680,000   Hays, KS Sales Tax 1                                                         6.000      01/01/2025         1,728,922
-----------------------------------------------------------------------------------------------------------------------------------
   2,735,000   KS Devel. Finance Authority (Luther Gardens)                                 5.600      05/20/2034         2,958,805
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   KS Devel. Finance Authority (Stormont-Vail Healthcare)                       5.800      11/15/2021            50,073
-----------------------------------------------------------------------------------------------------------------------------------
   1,850,000   KS Independent College Finance Authority
               (Newman University)                                                          4.875      10/01/2023         1,774,317
-----------------------------------------------------------------------------------------------------------------------------------
     550,000   KS Independent College Finance Authority
               (Newman University)                                                          5.000      10/01/2028           526,757
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   La Cygne, KS Pollution Control
               (Kansas Gas & Electric Company)                                              5.100      03/01/2023            95,083
-----------------------------------------------------------------------------------------------------------------------------------
     300,000   Labette County, KS Hospital Revenue                                          5.750      09/01/2029           309,669
-----------------------------------------------------------------------------------------------------------------------------------
     275,000   Labette County, KS Hospital Revenue                                          5.750      09/01/2037           282,524
-----------------------------------------------------------------------------------------------------------------------------------
     735,000   Overland Park, KS Transportation Devel. District
               (Grass Creek)                                                                4.850      09/01/2016           736,683
-----------------------------------------------------------------------------------------------------------------------------------
   3,135,000   Overland Park, KS Transportation Devel. District
               (Grass Creek)                                                                5.125      09/01/2028         3,132,868


                      51 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
KANSAS Continued
$  2,485,000   Pittsburgh, KS Special Obligation
               (North Broadway Redevel.)                                                    4.900%     04/01/2024    $    2,466,114
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Sterling, KS Educational Facilities (Sterling College)                       5.375      11/01/2027            48,087
-----------------------------------------------------------------------------------------------------------------------------------
     300,000   Sterling, KS Educational Facilities (Sterling College)                       5.500      11/01/2032           288,693
-----------------------------------------------------------------------------------------------------------------------------------
   3,640,000   Wyandotte County/Kansas City, KS Transportation
               Devel. District (Legends Village West)                                       4.875      10/01/2028         3,573,752
                                                                                                                     --------------
                                                                                                                         17,972,347
-----------------------------------------------------------------------------------------------------------------------------------
KENTUCKY--0.0%
      15,000   Jefferson County, KY Health Facilities
               (Alliant Health System)                                                      5.125      10/01/2027            15,171
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Jefferson County, KY Health Facilities
               (University Medical Center)                                                  5.250      07/01/2022            75,813
-----------------------------------------------------------------------------------------------------------------------------------
     510,000   Jefferson County, KY Health Facilities
              (University Medical Center)                                                   5.500      07/01/2017           515,687
-----------------------------------------------------------------------------------------------------------------------------------
     970,000   Kenton County, KY Airport (Delta Airlines) 7,8,9                             8.000      12/01/2015            29,100
-----------------------------------------------------------------------------------------------------------------------------------
     215,000   KY EDFA (St. Claire Medical Center)                                          5.625      09/01/2021           215,273
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   KY Hsg. Corp.                                                                5.200      07/01/2022            81,777
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Louisville & Jefferson County,
               KY Metropolitan Sewer District                                               5.200      05/15/2025            40,524
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Springfield, KY Educational Devel. (St. Catherine College)                   5.750      10/01/2035            15,377
                                                                                                                     --------------
                                                                                                                            988,722
-----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA--4.1%
      25,000   Ascension Parish, LA Gravity Drain District No. 1
               (East Ascension)                                                             5.450      12/01/2009            25,032
-----------------------------------------------------------------------------------------------------------------------------------
   5,010,000   Calcasieu Parish, LA Industrial Devel. Board (Olin Corp.)                    6.625      02/01/2016         5,302,183
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Calcasieu Parish, LA Industrial Devel. Board
               Pollution Control (Entergy Gulf States)                                      5.450      07/01/2010            10,052
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Epps, LA COP                                                                 8.000      06/01/2018            61,551
-----------------------------------------------------------------------------------------------------------------------------------
  24,000,000   Jefferson Parish, LA Finance Authority (Single Family Mtg.) 2                5.250      12/01/2032        24,827,640
-----------------------------------------------------------------------------------------------------------------------------------
   1,645,000   Jefferson Parish, LA Finance Authority (Single Family Mtg.)                  5.250      12/01/2032         1,701,736
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   Jefferson Parish, LA Finance Authority (Single Family Mtg.)                  5.700      12/01/2048         5,459,300
-----------------------------------------------------------------------------------------------------------------------------------
   4,645,000   LA HFA (Homeownership)                                                       5.000      12/01/2032         4,715,000
-----------------------------------------------------------------------------------------------------------------------------------
   5,280,000   LA HFA (Homeownership)                                                       5.600      06/01/2039         5,843,006
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   LA Local Government EF&CD Authority
               (Baton Rouge Student Hsg.)                                                   5.250      09/01/2035            35,682
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   LA Local Government EF&CD Authority
               (Bellemont Apartments)                                                       6.000      09/01/2022         1,026,980
-----------------------------------------------------------------------------------------------------------------------------------
   1,750,000   LA Local Government EF&CD Authority
               (Bellemont Apartments)                                                       6.000      09/01/2027         1,790,968
-----------------------------------------------------------------------------------------------------------------------------------
   3,825,000   LA Local Government EF&CD Authority
               (Bellemont Apartments)                                                       6.000      09/01/2035         3,902,648


                      52 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$    815,000   LA Local Government EF&CD Authority
               (Bellemont Apartments)                                                       7.500%     09/01/2016    $      844,226
-----------------------------------------------------------------------------------------------------------------------------------
   1,325,000   LA Local Government EF&CD Authority
               (Capital Projects and Equipment)                                             6.550      09/01/2025         1,471,068
-----------------------------------------------------------------------------------------------------------------------------------
   1,225,000   LA Local Government EF&CD Authority
               (Oakleigh Apartments), Series A                                              7.500      06/01/2038         1,463,116
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   LA Public Facilities Authority (Dillard University)                          5.300      08/01/2026            26,112
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   LA Public Facilities Authority (Touro Infirmary)                             5.500      08/15/2019            45,759
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   LA Public Facilities Authority (Xavier University of Louisiana)              5.250      09/01/2027            50,821
-----------------------------------------------------------------------------------------------------------------------------------
  24,015,000   LA Tobacco Settlement Financing Corp. (TASC)                                 5.875      05/15/2039        24,882,422
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Lakeshore Villages Master, LA Community Devel. District                      5.250      07/01/2017         2,466,675
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   New Orleans, LA Aviation Board (Passenger Facility Charge)                   6.000      09/01/2019           250,348
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)                  5.000      07/15/2027            75,377
-----------------------------------------------------------------------------------------------------------------------------------
     135,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial) 1                5.500      07/15/2018           135,170
-----------------------------------------------------------------------------------------------------------------------------------
     290,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)                  5.600      07/15/2025           290,392
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   New Orleans, LA GO                                                           5.500      12/01/2021           269,450
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Orleans Parish, LA Parishwide School District                                5.125      09/01/2018            40,186
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Orleans Parish, LA Parishwide School District                                5.375      09/01/2021            20,016
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Orleans Parish, LA School Board                                              5.300      09/01/2013            25,024
-----------------------------------------------------------------------------------------------------------------------------------
     160,000   Orleans Parish, LA School Board                                              5.375      09/01/2018           160,133
-----------------------------------------------------------------------------------------------------------------------------------
     300,000   Pointe Coupee Parish, LA Pollution Control
               (Gulf State Utilities Company)                                               6.700      03/01/2013           301,218
-----------------------------------------------------------------------------------------------------------------------------------
  10,000,000   St. John Baptist Parish, LA (Marathon Oil Company)                           5.125      06/01/2037         9,987,100
-----------------------------------------------------------------------------------------------------------------------------------
   7,500,000   St. Tammany Parish, LA Finance Authority
               (Single Family Mtg.) 1                                                       5.250      12/01/2039         7,816,275
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   St. Tammany Parish, LA Hospital Service District
               (St. Tammany Parish Hospital)                                                5.000      07/01/2022           500,650
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   West Feliciana Parish, LA Pollution Control
               (Entergy Gulf States)                                                        7.000      11/01/2015            25,262
                                                                                                                     --------------
                                                                                                                        105,848,578
-----------------------------------------------------------------------------------------------------------------------------------
MAINE--0.0%
      70,000   ME H&HEFA, Series A                                                          5.625      07/01/2026            70,802
-----------------------------------------------------------------------------------------------------------------------------------
   1,175,000   ME Hsg. Authority 1                                                          5.700      11/15/2015         1,175,552
                                                                                                                     --------------
                                                                                                                          1,246,354
-----------------------------------------------------------------------------------------------------------------------------------
MARYLAND--1.3%
      25,000   Anne Arundel County, MD Multifamily Hsg.
               (Avalon Landing Apartments)                                                  6.150      07/01/2026            25,277
-----------------------------------------------------------------------------------------------------------------------------------
     950,000   Baltimore, MD Convention Center 1                                            5.875      09/01/2039           994,859
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Baltimore, MD Wastewater                                                     5.125      07/01/2042            10,366
-----------------------------------------------------------------------------------------------------------------------------------
   2,300,000   Brunswick, MD Special Obligation (Brunswick Crossing) 1                      5.500      07/01/2036         2,321,666


                      53 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$  7,585,000   Frederick County, MD Educational Facilities
               (Mount St. Mary's College)                                                   5.625%     09/01/2038    $    7,837,808
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Frederick, MD (Carrollton Apartments)                                        5.850      03/01/2028           255,908
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   MD EDC Student Hsg. (Allegheny College Hsg.)                                 5.750      09/01/2020            26,200
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   MD EDC Student Hsg. (Allegheny College Hsg.)                                 6.000      09/01/2032            42,097
-----------------------------------------------------------------------------------------------------------------------------------
   4,900,000   MD EDC Student Hsg. (Bowie State University)                                 5.375      06/01/2033         4,625,649
-----------------------------------------------------------------------------------------------------------------------------------
     620,000   MD EDC Student Hsg. (Collegiate Hsg. Foundation)                             5.750      06/01/2029           634,582
-----------------------------------------------------------------------------------------------------------------------------------
     520,000   MD EDC Student Hsg. (Collegiate Hsg. Foundation)                             6.000      06/01/2030           537,670
-----------------------------------------------------------------------------------------------------------------------------------
   1,535,000   MD EDC Student Hsg. (Morgan State University)                                6.000      07/01/2022         1,579,914
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   MD EDC Student Hsg. (Morgan State University)                                6.000      07/01/2034            51,203
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   MD EDC Student Hsg. (Towson University)                                      5.000      07/01/2039           478,860
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   MD EDC Student Hsg. (University of Maryland)                                 5.625      10/01/2023         1,974,760
-----------------------------------------------------------------------------------------------------------------------------------
   3,500,000   MD EDC Student Hsg. (University of Maryland)                                 5.750      10/01/2033         3,455,375
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   MD EDC Student Hsg. (University Village at Sheppard Pratt)                   6.000      07/01/2033            68,363
-----------------------------------------------------------------------------------------------------------------------------------
   4,115,000   MD H&HEFA (Civista Medical Center) 1                                         5.000      07/01/2037         4,123,189
-----------------------------------------------------------------------------------------------------------------------------------
     625,000   MD H&HEFA (Edenwald)                                                         5.200      01/01/2024           630,519
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   MD H&HEFA (Edenwald)                                                         5.400      01/01/2031           203,630
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   MD H&HEFA (Edenwald)                                                         5.400      01/01/2037           202,574
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   MD H&HEFA (Johns Hopkins Hospital)                                           5.375      07/01/2020            65,727
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   MD H&HEFA (Medstar Health)                                                   5.500      08/15/2033            20,767
-----------------------------------------------------------------------------------------------------------------------------------
     220,000   MD H&HEFA (Montgomery General Hospital)                                      5.000      07/01/2023           222,827
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   MD H&HEFA (S&EPF/SPHS/SPI/SPPP Obligated Group)                              5.250      07/01/2035            50,721
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   MD H&HEFA (Washington Christian Academy)                                     5.250      07/01/2018           200,358
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   MD Industrial Devel. Financing Authority
               (Our Lady of Good Counsel)                                                   5.500      05/01/2020           104,313
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   MD Industrial Devel. Financing Authority
               (Our Lady of Good Counsel)                                                   6.000      05/01/2035           159,180
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Prince Georges County, MD Special District (Victoria Falls)                  5.250      07/01/2035         1,001,720
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   Salisbury, MD Special Obligation
               (Villages at Aydelotte Farm)                                                 5.250      01/01/2037           731,858
                                                                                                                     --------------
                                                                                                                         32,637,940
-----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--2.3%
      70,000   Boston, MA Industrial Devel. Financing Authority
               (Boston Alzheimer's Center)                                                  5.900      02/01/2022            71,490
-----------------------------------------------------------------------------------------------------------------------------------
   6,210,000   MA Devel. Finance Agency (Boston Architectural College)                      5.000      01/01/2037         6,087,849
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   MA Devel. Finance Agency (Boston Biomedical Research)                        5.750      02/01/2029           102,012
-----------------------------------------------------------------------------------------------------------------------------------
   1,850,000   MA Devel. Finance Agency (Curry College)                                     5.000      03/01/2035         1,819,993
-----------------------------------------------------------------------------------------------------------------------------------
   3,370,000   MA Devel. Finance Agency (Curry College)                                     5.000      03/01/2036         3,309,475
-----------------------------------------------------------------------------------------------------------------------------------
   2,890,000   MA Devel. Finance Agency (Curry College)                                     5.250      03/01/2026         2,962,106
-----------------------------------------------------------------------------------------------------------------------------------
     800,000   MA Devel. Finance Agency (Eastern Nazarene College)                          5.625      04/01/2019           814,224


                      54 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$  2,000,000   MA Devel. Finance Agency (Eastern Nazarene College)                          5.625%     04/01/2029    $    2,029,220
-----------------------------------------------------------------------------------------------------------------------------------
     260,000   MA Devel. Finance Agency (Evergreen Center)                                  5.500      01/01/2035           264,017
-----------------------------------------------------------------------------------------------------------------------------------
     610,000   MA Devel. Finance Agency
               (Loomis House/Loomis Communities Obligated Group)                            5.750      07/01/2023           616,881
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   MA Devel. Finance Agency
               (Northern Berkshire Community Services)                                      6.250      08/15/2029            51,964
-----------------------------------------------------------------------------------------------------------------------------------
     350,000   MA Devel. Finance Agency (Orchard Cove)                                      5.250      10/01/2037           344,505
-----------------------------------------------------------------------------------------------------------------------------------
   3,325,000   MA Devel. Finance Agency
               (Pacific Rim Charter Public School)                                          5.125      06/01/2031         3,356,521
-----------------------------------------------------------------------------------------------------------------------------------
     900,000   MA Devel. Finance Agency
               (Pharmacy & Allied Health Sciences)                                          5.750      07/01/2033           954,639
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   MA Devel. Finance Agency
               (Seven Hills Foundation & Affiliates)                                        5.000      09/01/2035           997,710
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000   MA Devel. Finance Agency (Symmes Life Care)                                  5.000      03/01/2035         1,247,163
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   MA H&EFA (Beverly Hospital Corp.)                                            5.250      07/01/2023            25,022
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   MA H&EFA (Boston College)                                                    5.250      06/01/2023            30,032
-----------------------------------------------------------------------------------------------------------------------------------
  14,040,000   MA H&EFA (Emerson Hospital) 2                                                5.000      08/15/2025        14,201,811
-----------------------------------------------------------------------------------------------------------------------------------
   3,845,000   MA H&EFA (Emerson Hospital)                                                  5.000      08/15/2035         3,836,272
-----------------------------------------------------------------------------------------------------------------------------------
   2,530,000   MA H&EFA (Fisher College)                                                    5.125      04/01/2037         2,476,946
-----------------------------------------------------------------------------------------------------------------------------------
   1,400,000   MA H&EFA (Nichols College)                                                   6.125      10/01/2029         1,462,748
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   MA H&EFA (Schepens Eye Research Institute)                                   6.500      07/01/2028           159,132
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   MA H&EFA (South Shore Hospital)                                              5.500      07/01/2013           125,150
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   MA H&EFA (VC/TC/FRS/VCS Obligated Group)                                     5.300      11/15/2028            60,716
-----------------------------------------------------------------------------------------------------------------------------------
     270,000   MA Industrial Finance Agency (Avon Associates)                               5.375      04/01/2020           271,085
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   MA Industrial Finance Agency (Babson College)                                5.250      10/01/2027            30,654
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   MA Industrial Finance Agency (Concord Academy)                               5.500      09/01/2027           765,735
-----------------------------------------------------------------------------------------------------------------------------------
     690,000   MA Industrial Finance Agency (St. John's High School)                        5.350      06/01/2028           701,799
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   MA Turnpike Authority, Series A                                              5.000      01/01/2037           202,144
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   MA Turnpike Authority, Series A                                              5.000      01/01/2039            20,199
-----------------------------------------------------------------------------------------------------------------------------------
     440,000   MA Turnpike Authority, Series A                                              5.125      01/01/2017           447,770
-----------------------------------------------------------------------------------------------------------------------------------
     485,000   MA Turnpike Authority, Series A                                              5.125      01/01/2023           491,892
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   MA Turnpike Authority, Series B                                              5.125      01/01/2023           101,421
-----------------------------------------------------------------------------------------------------------------------------------
   7,560,000   MA Turnpike Authority, Series B                                              5.125      01/01/2037         7,654,954
-----------------------------------------------------------------------------------------------------------------------------------
   1,510,000   MA Turnpike Authority, Series B 1                                            5.250      01/01/2029         1,533,813
-----------------------------------------------------------------------------------------------------------------------------------
     240,000   Quincy, MA (Quincy Hospital)                                                 5.250      01/15/2016           240,247
                                                                                                                     --------------
                                                                                                                         59,869,311
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--1.5%
      50,000   Byron Center, MI Public Schools                                              5.000      05/01/2024            50,338
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Clare County, MI Sewer Disposal System                                       5.850      11/01/2021            30,999
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Detroit, MI Local Devel. Finance Authority                                   5.500      05/01/2021            10,211


                      55 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$     45,000   Detroit, MI Water Supply System, Series A                                    5.000%     07/01/2027    $       45,337
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Detroit, MI Wayne County Stadium Authority                                   5.250      02/01/2027            25,418
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Detroit, MI Wayne County Stadium Authority                                   5.500      02/01/2017            45,959
-----------------------------------------------------------------------------------------------------------------------------------
   1,350,000   Dickinson County, MI Healthcare System                                       5.500      11/01/2013         1,387,976
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Flint, MI Hospital Building Authority
               (Hurley Medical Center)                                                      5.375      07/01/2018           198,686
-----------------------------------------------------------------------------------------------------------------------------------
     130,000   Flint, MI Hospital Building Authority
               (Hurley Medical Center)                                                      5.375      07/01/2028           131,460
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Hamilton, MI Community School District                                       5.000      05/01/2024            25,169
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Howell, MI Public Schools                                                    5.000      05/01/2025            51,407
-----------------------------------------------------------------------------------------------------------------------------------
     340,000   John Tolfree, MI Health System Corp.                                         6.000      09/15/2023           345,131
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Kalamazoo, MI Hospital Finance Authority
               (Bronson Methodist Hospital)                                                 5.250      05/15/2018             5,092
-----------------------------------------------------------------------------------------------------------------------------------
     395,000   Meridian, MI EDC (Burcham Hills)                                             5.250      07/01/2026           387,325
-----------------------------------------------------------------------------------------------------------------------------------
     415,000   MI Hospital Finance Authority
               (Chelsea Community Hospital)                                                 5.000      05/15/2025           414,726
-----------------------------------------------------------------------------------------------------------------------------------
   2,175,000   MI Hospital Finance Authority (Detroit Medical Group) 1                      5.250      08/15/2027         2,216,999
-----------------------------------------------------------------------------------------------------------------------------------
   7,000,000   MI Hospital Finance Authority (Henry Ford Health System) 1                   5.250      11/15/2046         7,103,810
-----------------------------------------------------------------------------------------------------------------------------------
     910,000   MI Hospital Finance Authority
               (McLaren Health Care Corp.)                                                  5.000      06/01/2028           924,096
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   MI Hospital Finance Authority
               (MidMichigan Obligated Group)                                                5.375      06/01/2027            20,476
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   MI Hospital Finance Authority
               (OHC/OUH Obligated Group)                                                    5.000      08/15/2018            10,175
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   MI Hospital Finance Authority
               (OHC/OUH Obligated Group)                                                    5.000      08/15/2031            76,000
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   MI Hospital Finance Authority
               (Pontiac Osteopathic Hospital)                                               6.000      02/01/2014             5,002
-----------------------------------------------------------------------------------------------------------------------------------
     265,000   MI Hospital Finance Authority
               (Port Huron Hospital/Marwood Manor Nursing Home)                             5.500      07/01/2015           265,292
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   MI Hospital Finance Authority
               (Sisters of Mercy Health System)                                             5.250      08/15/2021            10,011
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   MI Hsg. Devel. Authority (Walled Lake Villa)                                 6.000      04/15/2018            15,359
-----------------------------------------------------------------------------------------------------------------------------------
   3,625,000   MI Job Devel. Authority Pollution Control
               (General Motors Corp.) 1                                                     5.550      04/01/2009         3,627,791
-----------------------------------------------------------------------------------------------------------------------------------
     385,000   MI Municipal Bond Authority 1                                                5.500      11/01/2027           385,339
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   MI Municipal Bond Authority                                                  6.000      12/01/2013            30,062
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   MI Public Educational Facilities Authority
               (Black River School)                                                         5.800      09/01/2030           151,946
-----------------------------------------------------------------------------------------------------------------------------------
   1,155,000   MI Public Educational Facilities Authority
               (Old Redford Academy)                                                        6.000      12/01/2035         1,195,818


                      56 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$  9,815,000   MI Strategic Fund Pollution Control
               (General Motors Corp.)                                                       7.000% 6   04/01/2008    $    9,815,000
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   MI Trunk Line Dept. of Treasury                                              5.000      11/01/2026            50,975
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Monroe County, MI Hospital Finance Authority
               (Mercy Memorial Hospital Corp.)                                              5.500      06/01/2035           255,933
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A                       6.600      06/01/2022           123,977
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   Northern MI University                                                       5.000      12/01/2025            81,372
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Oakland County, MI Sewer Disposal (White Lake Township)                      6.000      05/01/2013            15,379
-----------------------------------------------------------------------------------------------------------------------------------
     450,000   Plymouth, MI Educational Center Charter School
               (Public School Academy)                                                      5.375      11/01/2030           452,340
-----------------------------------------------------------------------------------------------------------------------------------
   1,325,000   Plymouth, MI Educational Center Charter School
               (Public School Academy)                                                      5.625      11/01/2035         1,350,692
-----------------------------------------------------------------------------------------------------------------------------------
   2,150,000   Pontiac, MI Tax Increment Finance Authority                                  6.250      06/01/2022         2,259,392
-----------------------------------------------------------------------------------------------------------------------------------
   2,475,000   Pontiac, MI Tax Increment Finance Authority                                  6.375      06/01/2031         2,596,671
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Royal Oak, MI Hospital Finance Authority
               (William Beaumont Hospital)                                                  5.250      11/15/2031            41,258
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Royal Oak, MI Hospital Finance Authority
               (William Beaumont Hospital)                                                  5.250      11/15/2035            10,307
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Wayne County, MI Building Authority                                          5.250      06/01/2016           101,111
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   Western MI University                                                        5.125      11/15/2022            85,270
-----------------------------------------------------------------------------------------------------------------------------------
   1,750,000   Wyandotte, MI Electric                                                       5.375      10/01/2017         1,797,810
                                                                                                                     --------------
                                                                                                                         38,230,897
-----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--1.2%
     300,000   Carver County, MN Hsg. & Redevel. Authority (Lake Grace)                     5.300      02/01/2012           300,363
-----------------------------------------------------------------------------------------------------------------------------------
     885,000   Columbia Heights, MN EDA Tax Increment
               (Huset Park Area Redevel.) 3                                                 5.375      02/15/2032           871,929
-----------------------------------------------------------------------------------------------------------------------------------
     600,000   Cottage Grove, MN Senior Hsg.                                                6.000      12/01/2046           605,070
-----------------------------------------------------------------------------------------------------------------------------------
     800,000   Cuyuna Range, MN Hospital District Health Facilities                         5.000      06/01/2029           777,680
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Cuyuna Range, MN Hospital District Health Facilities                         5.200      06/01/2025           125,990
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Eveleth, MN Health Care
               (Arrowhead Senior Living Community)                                          5.200      10/01/2027           243,435
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Golden Valley, MN (CRC/CAH/BCH/ECH Obligated Group)                          5.500      12/01/2029           101,278
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Lake Crystal, MN Hsg. (Ecumen-Second Century)                                5.700      09/01/2036           503,500
-----------------------------------------------------------------------------------------------------------------------------------
     600,000   Minneapolis, MN Tax Increment (Grant Park)                                   5.200      02/01/2022           594,762
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   Minneapolis, MN Tax Increment (St. Anthony Falls)                            5.750      02/01/2027           765,255
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Mound, MN Hsg. & Redevel. Authority (Metroplaines)                           5.000      02/15/2027           996,400
-----------------------------------------------------------------------------------------------------------------------------------
   1,855,000   Pine City, MN Health Care & Hsg. (North Branch)                              5.000      10/20/2047         1,886,183
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Pine City, MN Health Care & Hsg. (North Branch)                              6.000      10/20/2036           251,220
-----------------------------------------------------------------------------------------------------------------------------------
     400,000   Pine City, MN Health Care & Hsg. (North Branch)                              6.125      10/20/2047           401,920
-----------------------------------------------------------------------------------------------------------------------------------
   1,900,000   Redwood Falls, MN (Redwood Area Hospital)                                    5.125      12/01/2036         1,863,121
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Sartell, MN Environmental Improvement, Series A                              5.200      06/01/2027           200,016


                      57 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
$  1,615,000   St. Anthony, MN Hsg. & Redevel. Authority
               (Silver Lake Village)                                                        5.000%     02/01/2031    $    1,576,821
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   St. Anthony, MN Hsg. & Redevel. Authority
               (Silver Lake Village)                                                        5.375      08/01/2021           256,168
-----------------------------------------------------------------------------------------------------------------------------------
     300,000   St. Paul, MN Hsg. & Redevel. Authority
               (Great Northern Lofts)                                                       6.250      03/01/2029           317,109
-----------------------------------------------------------------------------------------------------------------------------------
   7,000,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)                       7.000      03/01/2029         7,477,260
-----------------------------------------------------------------------------------------------------------------------------------
     570,000   St. Paul, MN Port Authority (Great Northern)                                 6.000      03/01/2030           591,825
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   St. Paul, MN Port Authority (Healtheast Midway Campus)                       6.000      05/01/2030           511,280
-----------------------------------------------------------------------------------------------------------------------------------
   1,400,000   Washington County, MN Hsg. & Redevel.
               (Birchwood & Woodbury)                                                       5.625      06/01/2037         1,373,092
-----------------------------------------------------------------------------------------------------------------------------------
   7,425,000   Washington County, MN Hsg. & Redevel. Authority
               (Seasons Villas)                                                             6.950      12/01/2023         7,526,723
                                                                                                                     --------------
                                                                                                                         30,118,400
-----------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.5%
      80,000   Gulfport, MS Hospital Facility (Memorial Hospital Gulfport)                  5.750      07/01/2031            81,382
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Gulfport, MS Hospital Facility (Memorial Hospital Gulfport)                  6.200      07/01/2018            35,060
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Lowndes County, MS Solid Waste Disposal & Pollution
               Control (Weyerhaeuser Company)                                               6.800      04/01/2022            70,099
-----------------------------------------------------------------------------------------------------------------------------------
   6,055,000   MS Business Finance Corp. (System Energy Resources) 1                        5.875      04/01/2022         6,114,581
-----------------------------------------------------------------------------------------------------------------------------------
   1,550,000   MS Business Finance Corp. (System Energy Resources)                          5.900      05/01/2022         1,565,004
-----------------------------------------------------------------------------------------------------------------------------------
   5,030,000   MS Home Corp. (Valley State Student Hsg.)                                    5.500      12/01/2035         5,178,486
                                                                                                                     --------------
                                                                                                                         13,044,612
-----------------------------------------------------------------------------------------------------------------------------------
MISSOURI--3.5%
      20,000   Bates County, MO Hospital
               (Bates County Memorial Hospital)                                             5.650      03/01/2021            20,095
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Bates County, MO Hospital (Bates County Memorial Hospital)                   5.750      03/01/2031            15,074
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Belton, MO Tax Increment (Belton Town Center)                                5.625      03/01/2025           200,800
-----------------------------------------------------------------------------------------------------------------------------------
     310,000   Branson Hills, MO Infrastructure Facilities                                  5.000      04/01/2013           306,147
-----------------------------------------------------------------------------------------------------------------------------------
     400,000   Branson Hills, MO Infrastructure Facilities                                  5.000      04/01/2014           393,416
-----------------------------------------------------------------------------------------------------------------------------------
     240,000   Branson Hills, MO Infrastructure Facilities                                  5.500      04/01/2022           239,143
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Branson Hills, MO Infrastructure Facilities                                  5.500      04/01/2027           247,168
-----------------------------------------------------------------------------------------------------------------------------------
     900,000   Branson, MO IDA (Branson Hills Redevel.)                                     5.750      05/01/2026           878,238
-----------------------------------------------------------------------------------------------------------------------------------
     365,000   Branson, MO IDA (Branson Hills Redevel.)                                     7.050      05/01/2027           395,102
-----------------------------------------------------------------------------------------------------------------------------------
   2,335,000   Branson, MO IDA (Branson Landing) 1                                          5.250      06/01/2021         2,340,020
-----------------------------------------------------------------------------------------------------------------------------------
   8,000,000   Branson, MO IDA (Branson Shoppe Redevel.)                                    5.950      11/01/2029         8,132,800
-----------------------------------------------------------------------------------------------------------------------------------
     675,000   Broadway-Fairview, MO Transportation Devel. District
               (Columbia)                                                                   5.875      12/01/2031           656,640
-----------------------------------------------------------------------------------------------------------------------------------
     270,000   Cameron, MO IDA Health Facilities
               (Cameron Community Hospital)                                                 6.375      12/01/2029           293,363
-----------------------------------------------------------------------------------------------------------------------------------
     400,000   Chillicothe, MO Tax Increment (South U.S. 65)                                5.500      04/01/2021           402,296


                      58 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$    400,000   Chillicothe, MO Tax Increment (South U.S. 65)                                5.625%     04/01/2027    $      402,416
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Cottleville, MO COP 8                                                        5.100      08/01/2023           253,688
-----------------------------------------------------------------------------------------------------------------------------------
     300,000   Cottleville, MO COP 8                                                        5.125      08/01/2026           303,162
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   Cottleville, MO COP 8                                                        5.250      08/01/2031           151,794
-----------------------------------------------------------------------------------------------------------------------------------
     355,000   Grindstone Plaza, MO Transportation Devel. District                          5.500      10/01/2031           355,604
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   Hanley Road & North of Folk Ave,
               MO Transportation District                                                   5.400      10/01/2031           753,795
-----------------------------------------------------------------------------------------------------------------------------------
  10,280,678   Hanley/Eager Road, MO Transportation Devel. District,
               Series A                                                                     7.750 4    12/01/2023         2,974,714
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Hawk Ridge, MO Transportation Devel. District                                4.650      02/01/2017           965,570
-----------------------------------------------------------------------------------------------------------------------------------
   3,840,000   Hawk Ridge, MO Transportation Devel. District 1                              5.000      02/01/2030         3,634,138
-----------------------------------------------------------------------------------------------------------------------------------
  13,500,000   Hazelwood, MO Transportation Devel. District
               (370/Missouri Bottom Road/Tausig Road)                                       7.200      05/01/2033        14,795,460
-----------------------------------------------------------------------------------------------------------------------------------
   4,665,000   Johnson County, MO Hospital
               (Western Missouri Medical Center)                                            5.000      06/01/2025         4,722,846
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Kansas City, MO Airport                                                      5.500      09/01/2014            20,326
-----------------------------------------------------------------------------------------------------------------------------------
   1,385,000   Kansas City, MO Tax Increment (Briarcliff West)                              5.150      06/01/2016         1,396,731
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000   Kansas City, MO Tax Increment (Briarcliff West)                              5.400      06/01/2024         1,264,338
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Lees Summit, MO IDA (John Knox Village/
               John Knox Village Foundation Obligated Group)                                5.125      08/15/2032         1,499,970
-----------------------------------------------------------------------------------------------------------------------------------
     580,000   Lees Summit, MO IDA (Kensington Farms)                                       5.500      03/01/2021           579,147
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Lees Summit, MO IDA (Kensington Farms)                                       5.750      03/01/2029           253,385
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Lincoln, MO University Auxiliary System                                      5.125      06/01/2037         1,042,540
-----------------------------------------------------------------------------------------------------------------------------------
   2,100,000   Maplewood, MO Tax (Maplewood South Redevel.)                                 5.750      11/01/2026         2,122,722
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   MO Devel. Finance Board
               (Quality Hill Historic Rehabilitation)                                       5.600      09/15/2028            25,217
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   MO Environmental Improvement & Energy
               Resources Authority                                                          5.550      07/01/2010            15,096
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   MO Environmental Improvement & Energy
               Resources Authority (Associated Electric Cooperative)                        5.500      12/01/2011            15,169
-----------------------------------------------------------------------------------------------------------------------------------
     255,000   MO H&EFA (FHS)                                                               5.500      02/15/2024           255,434
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   MO H&EFA (FHS/FNH Obligated Group)                                           5.375      02/15/2014            15,017
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   MO H&EFA (Fontbonne College)                                                 5.200      10/01/2020            10,039
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   MO H&EFA (St. Lukes/Shawnee Mission Health System)                           5.375      11/15/2026           202,990
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   MO H&EFA (William Woods University)                                          5.150      09/01/2024            30,004
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   MO HDC (Single Family Mtg.)                                                  5.550      03/01/2029            55,591
-----------------------------------------------------------------------------------------------------------------------------------
     249,000   Northwoods, MO Transportation Devel. District                                5.850      02/01/2031           247,586
-----------------------------------------------------------------------------------------------------------------------------------
   1,675,000   Osage Beach, MO Tax Increment (Prewitts Point)                               4.800      05/01/2016         1,642,187
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Osage Beach, MO Tax Increment (Prewitts Point)                               5.000      05/01/2023         1,463,955
-----------------------------------------------------------------------------------------------------------------------------------
     350,000   Ozark Centre, MO Transportation Devel. District                              5.375      09/01/2032           349,503
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Raymore, MO Tax Increment                                                    5.375      03/01/2020         1,499,925


                      59 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$  3,750,000   Raymore, MO Tax Increment                                                    5.625%     03/01/2028    $    3,764,700
-----------------------------------------------------------------------------------------------------------------------------------
   3,325,000   Raytown, MO Annual Appropriation-Supported Tax
               (Raytown Live Redevel. Plan)                                                 5.125      12/01/2031         3,387,809
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Richmond Heights, MO Tax Increment &
               Transportation Sales Tax                                                     5.625      11/01/2025         2,526,700
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000   Riverside, MO IDA (Riverside Horizons)                                       5.000      05/01/2027         1,253,738
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Southeast MO State University                                                5.000      04/01/2028           100,068
-----------------------------------------------------------------------------------------------------------------------------------
   9,000,000   St. Joseph, MO IDA (Living Community of St. Joseph)                          7.000      08/15/2032         9,020,880
-----------------------------------------------------------------------------------------------------------------------------------
     260,000   St. Joseph, MO IDA (Shoppes at North Village)                                5.375      11/01/2024           261,370
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   St. Joseph, MO IDA, Series B                                                 5.375      11/01/2023         1,006,470
-----------------------------------------------------------------------------------------------------------------------------------
   1,005,000   St. Joseph, MO IDA, Series B                                                 5.500      11/01/2027         1,014,176
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   St. Louis County, MO IDA (Multifamily Hsg.)                                  5.950      03/20/2031           152,549
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   St. Louis County, MO IDA (Waterford)                                         5.400      12/01/2028            35,216
-----------------------------------------------------------------------------------------------------------------------------------
   1,265,000   St. Louis, MO IDA (Southtown Redevel.)                                       5.125      05/01/2026         1,234,387
-----------------------------------------------------------------------------------------------------------------------------------
     481,000   St. Louis, MO Tax Increment
               (1505 Missouri Avenue Redevel.)                                              6.000      08/04/2025           507,638
-----------------------------------------------------------------------------------------------------------------------------------
     865,000   St. Louis, MO Tax Increment (1601 Washington Redevel.)                       6.000      08/21/2026           843,513
-----------------------------------------------------------------------------------------------------------------------------------
   1,910,000   St. Louis, MO Tax Increment (1619 Washington)                                5.500      03/09/2027         1,899,686
-----------------------------------------------------------------------------------------------------------------------------------
     700,000   St. Louis, MO Tax Increment (Pet Building Redevel.)                          5.500      05/29/2028           680,967
-----------------------------------------------------------------------------------------------------------------------------------
     545,000   St. Louis, MO Tax Increment (Printers Lofts)                                 6.000      08/21/2026           575,248
-----------------------------------------------------------------------------------------------------------------------------------
     840,000   St. Louis, MO Tax Increment
               (Washington East Condominiums)                                               5.500      01/20/2028           832,348
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   St. Louis, MO Tax Increment
               (Washington East Condominiums)                                               5.500      01/20/2028           495,445
-----------------------------------------------------------------------------------------------------------------------------------
     375,000   St. Louis, MO Tax Increment Financing, Series A                              5.500      09/02/2028           369,233
-----------------------------------------------------------------------------------------------------------------------------------
     620,000   Stone Canyon, MO Improvement District (Infrastructure)                       5.700      04/01/2022           608,778
-----------------------------------------------------------------------------------------------------------------------------------
     320,000   Stone Canyon, MO Improvement District (Infrastructure)                       5.750      04/01/2027           311,706
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   University of MO (System Facilities)                                         5.000      11/01/2018            35,027
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   University Place, MO Transportation Devel. District                          5.000      03/01/2026         1,000,270
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   University Place, MO Transportation Devel. District                          5.000      03/01/2032         2,477,200
                                                                                                                     --------------
                                                                                                                         92,235,483
-----------------------------------------------------------------------------------------------------------------------------------
MONTANA--0.1%
   1,450,000   Hardin, MT Tax Increment Industrial Infrastructure Devel.
               (Rocky Mountain Power)                                                       0.000 5    09/01/2031           952,070
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   MT Board of Hsg., Series A                                                   5.200      08/01/2029            14,747
-----------------------------------------------------------------------------------------------------------------------------------
     375,000   MT Facilities Finance Authority (St. John's Lutheran)                        6.000      05/15/2025           382,526
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   MT Facilities Finance Authority (St. John's Lutheran)                        6.125      05/15/2036           515,980
                                                                                                                     --------------
                                                                                                                          1,865,323


                      60 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEBRASKA--1.4%
$ 32,600,000   Central Plains, NE Gas Energy 2                                              5.250% 6   12/01/2026    $   31,948,000
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Douglas County, NE Hospital Authority
               (Immanuel Medical Center)                                                    5.250      09/01/2021            40,812
-----------------------------------------------------------------------------------------------------------------------------------
     450,000   Douglas, NE Hsg. Authority (Orchard Gardens)                                 5.150      10/01/2032           438,507
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Grand Island, NE Electric                                                    5.000      08/15/2009            25,024
-----------------------------------------------------------------------------------------------------------------------------------
   3,980,000   NE Educational Facilities Authority
               (Midland Lutheran College)                                                   5.600      09/15/2029         4,024,258
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   NE Public Power District                                                     5.000      01/01/2028            75,996
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Scotts Bluff County, NE Hospital Authority
               (Regional West Medical Center)                                               5.250      11/15/2028            40,405
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Scotts Bluff County, NE Hospital Authority
               (Regional West Medical Center)                                               6.375      12/15/2008            75,106
                                                                                                                     --------------
                                                                                                                         36,668,108
-----------------------------------------------------------------------------------------------------------------------------------
NEVADA--0.6%
   2,220,000   Clark County, NV Economic Devel. (Alexander Dawson
               School at Rainbow Mountain)                                                  5.375      05/15/2033         2,301,851
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Clark County, NV GO                                                          5.000      06/01/2015            30,291
-----------------------------------------------------------------------------------------------------------------------------------
     325,000   Clark County, NV Improvement District                                        5.000      02/01/2026           314,152
-----------------------------------------------------------------------------------------------------------------------------------
     260,000   Clark County, NV Improvement District                                        5.050      02/01/2031           248,466
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Director of the State of NV Dept. of Business & Industry
               (Las Ventanas Retirement)                                                    7.000      11/15/2034         1,043,540
-----------------------------------------------------------------------------------------------------------------------------------
   6,200,000   Las Vegas, NV Paiute Tribe, Series A                                         6.625      11/01/2017         6,795,138
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Mesquite, NV Special Improvement District (Canyon Creek)                     5.200      08/01/2016           100,800
-----------------------------------------------------------------------------------------------------------------------------------
     145,000   Mesquite, NV Special Improvement District (Canyon Creek)                     5.250      08/01/2017           146,177
-----------------------------------------------------------------------------------------------------------------------------------
     300,000   Mesquite, NV Special Improvement District (Canyon Creek)                     5.300      08/01/2018           302,430
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   NV GO                                                                        5.000      05/15/2022            25,178
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Reno-Sparks, NV Indian Colony                                                5.000      06/01/2024         2,063,280
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Reno-Sparks, NV Indian Colony                                                5.125      06/01/2027         2,075,380
                                                                                                                     --------------
                                                                                                                         15,446,683
-----------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--1.4%
     305,000   Manchester, NH Hsg. & Redevel. Authority, Series B                           5.650 4    01/01/2029            94,431
-----------------------------------------------------------------------------------------------------------------------------------
   3,220,000   Manchester, NH Hsg. & Redevel. Authority, Series B                           5.700 4    01/01/2030           941,786
-----------------------------------------------------------------------------------------------------------------------------------
     495,000   Manchester, NH Hsg. & Redevel. Authority, Series B                           6.000 4    01/01/2023           216,068
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   NH Business Finance Authority (Proctor Academy)                              5.400      06/01/2017           126,886
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   NH H&EFA (Catholic Medical Center)                                           6.125      07/01/2032           127,429
-----------------------------------------------------------------------------------------------------------------------------------
   4,010,000   NH H&EFA (Franklin Pierce College) 1                                         6.050      10/01/2034         4,256,214
-----------------------------------------------------------------------------------------------------------------------------------
   1,980,000   NH H&EFA (Portsmouth Christian Academy)                                      5.750      07/01/2023         2,079,950
-----------------------------------------------------------------------------------------------------------------------------------
   6,115,000   NH H&EFA (Portsmouth Christian Academy)                                      5.850      07/01/2033         6,424,052
-----------------------------------------------------------------------------------------------------------------------------------
   4,555,000   NH H&EFA (Southern New Hampshire University)                                 5.000      01/01/2030         4,542,610
-----------------------------------------------------------------------------------------------------------------------------------
  16,410,000   NH H&EFA (Southern New Hampshire University)                                 5.000      01/01/2036        16,140,220


                      61 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE Continued
$     40,000   NH H&EFA (St. Joseph Hospital/Youville House/Cove)                           5.500%     07/01/2034    $       41,392
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   NH HE&HFA (Androscoggin Valley Hospital)                                     5.800      11/01/2027           122,681
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   NH HE&HFA (Dartmouth College)                                                5.450      06/01/2025            25,029
-----------------------------------------------------------------------------------------------------------------------------------
     830,000   NH HE&HFA (Franklin Pierce College)                                          5.300      10/01/2028           837,404
-----------------------------------------------------------------------------------------------------------------------------------
     265,000   NH HE&HFA (Franklin Pierce Law Center)                                       5.500      07/01/2028           269,312
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   NH HE&HFA (St. Anselm College)                                               5.150      07/01/2029            10,244
                                                                                                                     --------------
                                                                                                                         36,255,708
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--3.2%
   1,000,000   NJ EDA (Cigarette Tax)                                                       5.500      06/15/2031         1,046,340
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NJ EDA (Cigarette Tax)                                                       5.750      06/15/2029         2,131,420
-----------------------------------------------------------------------------------------------------------------------------------
  19,075,000   NJ Tobacco Settlement Financing Corp.                                        4.750      06/01/2034        17,091,391
-----------------------------------------------------------------------------------------------------------------------------------
  67,700,000   NJ Tobacco Settlement Financing Corp.                                        5.000      06/01/2029        64,039,461
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   NJ Tobacco Settlement Financing Corp. (TASC)                                 5.750      06/01/2032            21,410
                                                                                                                     --------------
                                                                                                                         84,330,022
-----------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.5%
      10,000   Albuquerque, NM Airport                                                      5.000      07/01/2019            10,077
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Albuquerque, NM Gross Receipts                                               5.000      07/01/2021            35,455
-----------------------------------------------------------------------------------------------------------------------------------
   1,495,000   Cabezon, NM Public Improvement District 1                                    6.300      09/01/2034         1,563,576
-----------------------------------------------------------------------------------------------------------------------------------
   7,370,000   Eldorado, NM Area Water & Sanitation District 1                              6.000      02/01/2023         7,358,945
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Farmington, NM Hospital (San Juan Medical Center/
               Interface, Inc. Obligated Group)                                             5.000      06/01/2016            20,016
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   Farmington, NM Pollution Control 1                                           5.800      04/01/2022           150,909
-----------------------------------------------------------------------------------------------------------------------------------
     210,000   Farmington, NM Pollution Control
               (Public Service Company of New Mexico) 1                                     5.800      04/01/2022           211,273
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Farmington, NM Pollution Control
               (Public Service Company of New Mexico) 1                                     5.800      04/01/2022           251,515
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Farmington, NM Pollution Control
               (Public Service Company of New Mexico) 1                                     6.300      12/01/2016           127,688
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Hobbs, NM Health Facilities
               (Evangelical Lutheran Good Samaritan Society)                                5.500      05/01/2026            25,237
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Mariposa East, NM Public Improvement District                                6.000      09/01/2032           513,880
-----------------------------------------------------------------------------------------------------------------------------------
   3,365,000   NM Educational Assistance Foundation                                         5.900      09/01/2031         3,482,977
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   NM Finance Authority
               (Workers Compensation Administration Building)                               5.600      09/01/2014            25,036
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   NM Mtg. Finance Authority (Single Family Mtg.)                               5.150      09/01/2028            20,355
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Sante Fe County, NM (El Castillo Retirement Residences)                      5.750 6    05/15/2028            25,014
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Santa Fe, NM Educational Facilities (St. John's College)                     5.500      03/01/2024             5,018
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Sante Fe, NM Educational Facilities (St. John's College)                     5.500      03/01/2024           100,637
                                                                                                                     --------------
                                                                                                                         13,927,608


                      62 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK--0.0%
$     50,000   NYC GO RIBS                                                                  7.734% 10  08/27/2015    $       50,156
-----------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.4%
   1,000,000   Albermarle, NC Hospital Authority                                            5.250      10/01/2027         1,018,470
-----------------------------------------------------------------------------------------------------------------------------------
   4,500,000   Albermarle, NC Hospital Authority                                            5.250      10/01/2038         4,529,610
-----------------------------------------------------------------------------------------------------------------------------------
   1,015,000   Kinston Hsg. (Kinston Towers)                                                6.750      12/01/2018         1,015,000
-----------------------------------------------------------------------------------------------------------------------------------
     165,000   NC Eastern Municipal Power Agency, Series B                                  5.500      01/01/2017           165,206
-----------------------------------------------------------------------------------------------------------------------------------
     730,000   NC Eastern Municipal Power Agency, Series B                                  5.500      01/01/2021           739,089
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   NC Eastern Municipal Power Agency, Series B                                  5.500      01/01/2021           500,675
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   NC Eastern Municipal Power Agency, Series B                                  6.250      01/01/2023            20,039
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   NC Medical Care Commission
               (ARC/HDS Alamance Hsg. Corp.)                                                5.800      10/01/2034            20,890
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   NC Medical Care Commission
               (GHC/GHS/GMH Obligated Group)                                                5.500      02/15/2015            30,689
-----------------------------------------------------------------------------------------------------------------------------------
     575,000   NC Medical Care Commission
               (Glenaire/The Presbyterian Homes Obligated Group)                            5.500      10/01/2031           582,596
-----------------------------------------------------------------------------------------------------------------------------------
     130,000   NC Medical Care Commission
               (Glenaire/The Presbyterian Homes Obligated Group)                            5.600      10/01/2036           131,944
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   NC Medical Care Commission (United Methodist)                                5.500      10/01/2032           205,032
-----------------------------------------------------------------------------------------------------------------------------------
     625,000   NC Medical Care Commission Retirement Facilities
               (Village at Brookwood)                                                       5.250      01/01/2032           603,706
                                                                                                                     --------------
                                                                                                                          9,562,946
-----------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.0%
      10,000   Grand Forks, ND Sewer                                                        5.850      12/01/2015            10,014
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Mercer County, ND Pollution Control
               (Northwestern Public Service Company)                                        5.850      06/01/2023            35,197
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Parshall, ND Water                                                           5.500      09/01/2024            25,013
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Ward County, ND Health Care Facilities
               (Trinity Medical Center)                                                     6.000      07/01/2010            20,426
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Williston, ND Water Utility                                                  5.100      05/01/2013            40,039
                                                                                                                     --------------
                                                                                                                            130,689
-----------------------------------------------------------------------------------------------------------------------------------
OHIO--0.9%
     500,000   Blue Ash, OH Tax Increment Financing (Duke Realty)                           5.000      12/01/2030           490,845
-----------------------------------------------------------------------------------------------------------------------------------
     650,000   Blue Ash, OH Tax Increment Financing (Duke Realty)                           5.000      12/01/2035           631,261
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Clermont County, OH Hospital Facilities
               (Mercy Health System)                                                        5.625      09/01/2021            35,743
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Cleveland, OH Airport System                                                 5.000      01/01/2031            40,619
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   Cleveland, OH COP (Cleveland Stadium)                                        5.250      11/15/2022            66,518
-----------------------------------------------------------------------------------------------------------------------------------
     235,000   Cleveland, OH Rock Glen Hsg. Assistance Corp.
               (Ambleside Apartments) 8                                                     7.000      06/01/2018           248,404
-----------------------------------------------------------------------------------------------------------------------------------
     305,000   Cleveland-Cuyahoga County, OH Port Authority
               (Myers University)                                                           5.600      05/15/2025           314,254


                      63 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$    850,000   Cleveland-Cuyahoga County, OH Port Authority
               (Perrysburg)                                                                 4.800%     11/15/2035    $      776,756
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Cuyahoga County, OH Hospital (Metro Health System)                           5.500      02/15/2027            15,308
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Franklin County, OH Convention Facilities Authority                          5.000      12/01/2027            10,127
-----------------------------------------------------------------------------------------------------------------------------------
     695,000   Glenwillow Village, OH GO                                                    5.875      12/01/2024           745,332
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Greene County, OH Economic Devel. (YMCA)                                     6.000      12/01/2023            29,846
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Greene County, OH University Hsg. (Central State University)                 5.625      09/01/2032         1,559,745
-----------------------------------------------------------------------------------------------------------------------------------
   1,895,000   Grove City, OH Tax Increment Financing                                       5.125      12/01/2016         1,896,952
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Grove City, OH Tax Increment Financing                                       5.375      12/01/2031         2,440,150
-----------------------------------------------------------------------------------------------------------------------------------
   1,180,000   Jeffrey Place, OH New Community Authority
               (Jeffrey Place Redevel.)                                                     5.000      12/01/2022         1,164,389
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Lorain County, OH Hospital (Catholic Healthcare Partners)                    5.500      09/01/2027            15,316
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Lucas County, OH Health Care Facilities
               (Sunset Retirement Communities)                                              6.625      08/15/2030            79,377
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   Miami County, OH Hospital Facilities
               (Upper Valley Medical Center)                                                5.250      05/15/2026           770,933
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Muskingum County, OH Hospital Facilities (BHA/Careserve/
               PP/SSNH/BHC/BCG/Carelife/BCC Obligated Group)                                5.400      12/01/2016            10,161
-----------------------------------------------------------------------------------------------------------------------------------
     350,000   OH Air Quality Devel. Authority
               (Cincinnati Gas & Electric Company)                                          5.450      01/01/2024           350,431
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   OH Water Devel. Authority
               (Cincinnati Gas & Electric Company)                                          5.450      01/01/2024            85,429
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Port of Greater Cincinnati, OH Devel. Authority
               (AHS/AOLM Obligated Group)                                                   5.000      10/01/2025         1,011,300
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Port of Greater Cincinnati, OH Devel. Authority
               (Public Parking Infrastructure)                                              6.300      02/15/2024           533,440
-----------------------------------------------------------------------------------------------------------------------------------
   1,260,000   Port of Greater Cincinnati, OH Devel. Authority
               (Public Parking Infrastructure)                                              6.400      02/15/2034         1,340,388
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Reynoldsburgh, OH Health Care Facilities (Wesley Ridge)                      5.950      10/20/2017            10,314
-----------------------------------------------------------------------------------------------------------------------------------
     655,000   Summit County, OH Port Authority (Twinsburg Township)                        5.125      05/15/2025           655,170
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   Sylvania, OH Area Joint Recreational District                                6.000      12/01/2020           110,795
-----------------------------------------------------------------------------------------------------------------------------------
   6,500,000   Toledo-Lucas County, OH Port Authority (Crocker Park)                        5.375      12/01/2035         6,717,685
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Toledo-Lucas County, OH Port Authority (Preston)                             4.800      11/15/2035           954,390
                                                                                                                     --------------
                                                                                                                         23,111,378
-----------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--2.8%
     130,000   Claremore, OK Industrial & Redevel. Student Hsg.
               (RSU Foundation)                                                             5.750      09/01/2034           134,913
-----------------------------------------------------------------------------------------------------------------------------------
   3,040,000   Comanche County, OK Hospital Authority 1                                     5.250      07/01/2021         3,156,462
-----------------------------------------------------------------------------------------------------------------------------------
   1,385,000   Eufaula, OK Public Works Authority                                           5.000      12/01/2030         1,394,764
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Grady County, OK Industrial Authority
               (Correctional Facilities)                                                    6.000      11/01/2029            15,602


                      64 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA Continued
$    500,000   Grady County, OK Industrial Authority
               (Correctional Facilities)                                                    7.800%     11/01/2014    $      350,755
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Haskell County, OK Public Facilities Authority 1                             5.250      04/01/2026         1,030,460
-----------------------------------------------------------------------------------------------------------------------------------
     655,000   Haskell County, OK Public Facilities Authority                               5.250      04/01/2031           668,899
-----------------------------------------------------------------------------------------------------------------------------------
   4,000,000   Langston, OK EDA (Langston University)                                       5.000      05/01/2030         3,988,920
-----------------------------------------------------------------------------------------------------------------------------------
   6,500,000   Langston, OK EDA (Langston University)                                       5.000      05/01/2035         6,403,540
-----------------------------------------------------------------------------------------------------------------------------------
   1,870,000   Langston, OK EDA (Langston University)                                       5.250      05/01/2026         1,914,637
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Norman, OK Regional Hospital Authority                                       5.375      09/01/2036         2,035,860
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   OK Devel. Finance Authority Student Hsg.
               (Seminole State College)                                                     5.125      09/01/2036         2,937,690
-----------------------------------------------------------------------------------------------------------------------------------
     185,000   OK HFA (Single Family Homeownership Loan Program)                            5.403 4    03/01/2029            57,459
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Rogers County, OK HFA (Multifamily Hsg.), Series A                           7.750      08/01/2023            10,300
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Texas County, OK Devel Authority Student Hsg.
               (OPSU-Goodwell)                                                              5.450      11/01/2034            20,560
-----------------------------------------------------------------------------------------------------------------------------------
   1,135,000   Tulsa, OK IDA Student Hsg. (University of Tulsa)                             5.250      10/01/2026         1,184,418
-----------------------------------------------------------------------------------------------------------------------------------
  38,870,000   Tulsa, OK Municipal Airport Trust (American Airlines)                        6.250      06/01/2020        38,889,046
-----------------------------------------------------------------------------------------------------------------------------------
   9,070,000   Tulsa, OK Municipal Airport Trust (American Airlines) 8                      7.350      12/01/2011         9,085,147
                                                                                                                     --------------
                                                                                                                         73,279,432
-----------------------------------------------------------------------------------------------------------------------------------
OREGON--0.1%
      10,000   Clackamas County, OR Hospital Facility Authority
               (Legacy Health System)                                                       5.500      02/15/2014            10,369
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Clackamas County, OR Hospital Facility Authority
               (Williamette Falls Hospital)                                                 6.000      04/01/2019            25,637
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000   Cow Creek Band, OR (Umpqua Tribe of Indians)                                 5.625      10/01/2026         1,258,163
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Multnomah County, OR Educational Facilities
               (University of Portland)                                                     5.000      04/01/2018            10,170
-----------------------------------------------------------------------------------------------------------------------------------
     270,000   OR GO                                                                        5.200      08/01/2020           272,967
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   OR GO (Elderly & Disabled Hsg.)                                              5.500      08/01/2026            30,017
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   OR GO (Veterans Welfare)                                                     5.250      10/01/2042            10,262
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   OR GO (Veterans Welfare)                                                     6.000      04/01/2032            66,901
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   OR Health & Science University, Series A                                     5.250      07/01/2028            95,905
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   OR Hsg. & Community Services Dept. (Single Family Mtg.)                      6.400      07/01/2018            25,231
                                                                                                                     --------------
                                                                                                                          1,805,622
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--0.4%
     285,000   Allegheny County, PA HDA
               (West Penn Allegheny Health System)                                          9.250      11/15/2015           329,603
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Blair County, PA IDA
               (The Village at Penn State Retirement Community)                             6.900      01/01/2022            77,966
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   Northeastern PA Hospital & Education Authority (WVHCS)                       5.250      01/01/2026            55,792
-----------------------------------------------------------------------------------------------------------------------------------
   3,855,000   Northumberland County, PA IDA (NHS Youth Services)                           7.750      02/15/2029         4,157,155


                      65 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$  1,000,000   Philadelphia, PA H&HEFA
               (Centralized Comprehensive Human Services)                                   7.250%     01/01/2021    $    1,050,880
-----------------------------------------------------------------------------------------------------------------------------------
   1,200,000   Philadelphia, PA H&HEFA
               (Temple University Children's Medical Center)                                5.625      06/15/2019         1,259,448
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Philadelphia, PA Redevel. Authority
               (Beech Student Hsg. Complex), Series A                                       5.625      07/01/2023         1,050,430
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Philadelphia, PA Redevel. Authority
               (Beech Student Hsg. Complex), Series A                                       5.625      07/01/2028         1,572,495
                                                                                                                     --------------
                                                                                                                          9,553,769
-----------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--2.2%
   5,000,000   Central Falls, RI Detention Facility                                         7.250      07/15/2035         5,545,000
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Providence, RI HDC (Barbara Jordan Apartments)                               6.750      07/01/2025            51,481
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Providence, RI Public Building Authority                                     5.400      12/15/2012            25,529
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   RI COP (Shepards Lease)                                                      5.000      06/01/2017            40,423
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   RI Health & Educational Building Corp. (Brown University)                    5.000      09/01/2028            30,329
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   RI Health & Educational Building Corp.
               (Johnson & Wales University)                                                 6.100      04/01/2026           111,290
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   RI Hsg. & Mtg. Finance Corp.
               (Homeownership Opportunity)                                                  6.500      04/01/2027            40,832
-----------------------------------------------------------------------------------------------------------------------------------
 431,715,000   RI Tobacco Settlement Financing Corp. (TASC)                                 6.000 4    06/01/2052        30,669,034
-----------------------------------------------------------------------------------------------------------------------------------
  33,305,000   RI Tobacco Settlement Financing Corp. (TASC)                                 6.125 4    06/01/2052         2,246,422
-----------------------------------------------------------------------------------------------------------------------------------
  15,175,000   RI Tobacco Settlement Financing Corp. (TASC)                                 6.250      06/01/2042        15,903,097
-----------------------------------------------------------------------------------------------------------------------------------
  10,375,000   RI Tobacco Settlement Financing Corp. (TASC)                                 6.750 4    06/01/2052           529,125
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Tiverton, RI Special Obligation Tax
               (Mount Hope Bay Village)                                                     6.875      05/01/2022         1,611,270
                                                                                                                     --------------
                                                                                                                         56,803,832
-----------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--0.9%
      30,000   Charleston County, SC (Care Alliance Health Services)                        5.000      08/15/2019            30,737
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   Dorchester County, SC School District                                        5.250      12/01/2029         5,193,750
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Edgefield County, SC Water & Sewer Authority                                 5.000      01/01/2028            45,776
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Greer, SC Combined Utility System                                            5.000      09/01/2025            25,444
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Horry County, SC Airport                                                     5.500      07/01/2027            45,949
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Horry County, SC Hospital Facilities (Conway Hospital)                       5.000      07/01/2028            35,552
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Lancaster County, SC (Edenmoor Improvement District)                         5.375      12/01/2016         2,030,640
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Lancaster County, SC (Edenmoor Improvement District)                         5.750      12/01/2037         1,521,450
-----------------------------------------------------------------------------------------------------------------------------------
   2,200,000   Lancaster County, SC (Sun City Carolina Lakes)                               5.450      12/01/2037         2,203,476
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   Marion County, SC Hospital District                                          5.375      11/01/2025           115,308
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Piedmont, SC Municipal Power Agency                                          5.000      01/01/2018            35,028
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Piedmont, SC Municipal Power Agency                                          5.000      01/01/2022            15,007
-----------------------------------------------------------------------------------------------------------------------------------
     600,000   SC Connector 2000 Assoc. Toll Road, Series B                                 5.535 4    01/01/2020           300,030


                      66 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA Continued
$  5,765,000   SC Connector 2000 Assoc. Toll Road, Series B                                 5.739% 4   01/01/2021    $    2,703,958
-----------------------------------------------------------------------------------------------------------------------------------
  11,240,000   SC Connector 2000 Assoc. Toll Road, Series B                                 6.697 4    01/01/2026         3,942,880
-----------------------------------------------------------------------------------------------------------------------------------
   1,100,000   SC Educational Facilities Authority
               (Southern Wesleyan University)                                               5.000      03/01/2020         1,104,543
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   SC Educational Facilities Authority
               (Southern Wesleyan University)                                               5.750      03/01/2029         1,041,300
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   SC Hsg. Finance & Devel. Authority, Series A-1                               5.300      07/01/2031            50,446
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   SC Jobs-EDA (Lutheran Homes)                                                 5.500      05/01/2028           500,140
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   SC Jobs-EDA (Lutheran Homes)                                                 5.625      05/01/2042           500,285
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   SC Public Service Authority                                                  5.000      01/01/2029            25,332
-----------------------------------------------------------------------------------------------------------------------------------
     855,000   SC Public Service Authority                                                  5.125      01/01/2032           866,970
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   SC State Budget & Control Board (Harden Street Facilities)                   6.000      12/01/2011            30,053
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   SC State Public Service Authority, Series A                                  5.000      01/01/2019            25,344
-----------------------------------------------------------------------------------------------------------------------------------
     220,000   SC Tobacco Settlement Management Authority, Series B                         6.375      05/15/2028           232,401
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   SC Tobacco Settlement Management Authority, Series B                         6.375      05/15/2030            67,883
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   Spartanburg County, SC Health Services                                       5.300      04/15/2025           115,115
-----------------------------------------------------------------------------------------------------------------------------------
     240,000   Spartanburg County, SC Health Services, Series A                             5.500      04/15/2027           245,050
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   Spartanburg County, SC Health Services, Series B                             5.125      04/15/2022            80,513
                                                                                                                     --------------
                                                                                                                         23,130,360
-----------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.5%
   1,745,000   Lower Brule, SD Sioux Tribe (Farm Road Reconstruction)                       6.500      02/01/2016         1,737,095
-----------------------------------------------------------------------------------------------------------------------------------
   2,190,000   Mobridge, SD Health Care Facilities
               (Mobridge Regional Hospital)                                                 5.000      12/01/2022         2,163,304
-----------------------------------------------------------------------------------------------------------------------------------
   8,200,000   SD Educational Enhancement Funding Corp. Tobacco
               Settlement                                                                   6.500      06/01/2032         8,762,602
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   SD H&EFA (Sioux Valley Hospitals & Health System)                            6.000      11/01/2019         1,598,145
                                                                                                                     --------------
                                                                                                                         14,261,146
-----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--1.4%
   3,500,000   Bradley County, TN Industrial Devel. Board (Olin Corp.) 1                    6.625      11/01/2017         3,790,430
-----------------------------------------------------------------------------------------------------------------------------------
   7,710,000   Chattanooga, TN Health Educational & Hsg. Board
               (Campus Devel. Foundation Phase I)                                           5.000      10/01/2025         7,632,360
-----------------------------------------------------------------------------------------------------------------------------------
   9,000,000   Chattanooga, TN Health Educational & Hsg. Board
               (Campus Devel. Foundation Phase I)                                           5.125      10/01/2035         8,854,380
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Jackson, TN Health Educational & Hsg. Facilities Board
               (Lambuth University)                                                         5.900      09/01/2015            10,013
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Johnson City, TN H&EFB (Johnson City Medical Center)                         5.000      07/01/2013            25,020
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Johnson City, TN H&EFB (Johnson City Medical Center)                         5.250      07/01/2028            15,395
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Johnson City, TN H&EFB (Mountain States Health Alliance) 1                   5.500      07/01/2036         3,096,900
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Knox County, TN First Utility District Water & Sewer                         5.625      12/01/2019            15,238


                      67 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE Continued
$     85,000   Knox County, TN HE&HF
               (Baptist Health System of East Tennessee)                                    5.500%     04/15/2017    $       86,173
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Metropolitan Government Nashville &
               Davidson County, TN H&EFB (Vanderbilt University) 1                          5.375      07/01/2014         1,011,210
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Shelby County, TN GO                                                         5.100      03/01/2022            10,060
-----------------------------------------------------------------------------------------------------------------------------------
   5,980,000   Smyrna, TN Hsg. Assoc. (Imperial Garden Apartments) 1                        6.450      10/20/2035         6,494,400
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   Sumner County, TN HE&HF (Regional Health) 3                                  5.500      11/01/2046         5,049,900
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Wilson County, TN COP                                                        5.250      03/30/2018           102,792
                                                                                                                     --------------
                                                                                                                         36,194,271
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS--13.8%
      10,000   Aledo, TX Independent School District                                        5.000      02/15/2029            10,025
-----------------------------------------------------------------------------------------------------------------------------------
     130,000   Alice, TX GO                                                                 5.200      02/01/2011           130,143
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Anson, TX Education Facilities Corp. Student Hsg.
               (Odessa Student Hsg.)                                                        5.400      07/01/2034           205,194
-----------------------------------------------------------------------------------------------------------------------------------
   1,305,000   Anson, TX Education Facilities Corp. Student Hsg.
               (University of Texas/Waterview Park)                                         5.100      01/01/2034         1,306,853
-----------------------------------------------------------------------------------------------------------------------------------
   9,885,000   Beasley, TX Higher Education Finance Corp., Series A                         5.125      12/01/2034         9,946,089
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   Bell County, TX HFDC (Buckner Retirement Services)                           5.250      11/15/2028            82,178
-----------------------------------------------------------------------------------------------------------------------------------
  10,765,000   Bexar County, TX HFC (American Opportunity Hsg.)                             6.750      12/01/2037        11,384,203
-----------------------------------------------------------------------------------------------------------------------------------
   3,090,000   Bexar County, TX HFC
               (American Opportunity Hsg.-Nob Hill Apartments) 1                            6.000      06/01/2021         3,116,141
-----------------------------------------------------------------------------------------------------------------------------------
   6,625,000   Bexar County, TX HFC
               (American Opportunity Hsg.-Nob Hill Apartments)                              6.000      06/01/2031         6,655,011
-----------------------------------------------------------------------------------------------------------------------------------
   5,765,000   Bexar County, TX HFC
               (American Opportunity Hsg.-Waterford/Kingswood)                              7.000      12/01/2036         6,190,745
-----------------------------------------------------------------------------------------------------------------------------------
     400,000   Bexar County, TX HFC (Doral Club)                                            8.750      10/01/2036           391,468
-----------------------------------------------------------------------------------------------------------------------------------
   2,185,000   Bexar, TX Metropolitan Water District                                        6.000      05/01/2015         2,223,019
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Brazoria County, TX Municipal Utility District No. 18                        5.300      09/01/2028            40,386
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Brazos County, TX HFDC (Franciscan Services Corp.)                           5.375      01/01/2028            25,522
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Brazos County, TX HFDC (Franciscan Services Corp.)                           5.375      01/01/2032            20,478
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Brazos River, TX Harbor Navigation District
               (Dow Chemical Company)                                                       4.950      05/15/2033         2,904,270
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   Chimney Hill, TX Municipal Utility District                                  5.500      10/01/2011           150,146
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Collin County, TX HFC
               (Community College District Foundation)                                      5.250      06/01/2031            60,335
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Commerce, TX Independent School District                                     5.000      08/15/2029         1,507,275
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Cypress Hill, TX Municipal Utility District No. 1                            5.250      09/01/2025            10,055
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Dallas, TX Civic Center (Convention Complex)                                 5.000      08/15/2028            30,510
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Dallas-Fort Worth, TX International Airport Facility                         5.200      01/15/2031            25,356
-----------------------------------------------------------------------------------------------------------------------------------
   1,550,000   Dallas-Fort Worth, TX International Airport Facility
               (American Airlines) 1                                                        6.000      11/01/2014         1,550,775


                      68 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$    355,000   Danbury, TX Higher Education Authority
               (AW Brown Fellowship Charter)                                                5.000%     08/15/2026    $      355,632
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Danbury, TX Higher Education Authority
               (AW Brown Fellowship Charter)                                                5.125      08/15/2036         1,502,115
-----------------------------------------------------------------------------------------------------------------------------------
     700,000   Danbury, TX Higher Education Finance Corp.
               (Island Foundation)                                                          6.250      02/15/2036           702,394
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   El Paso County, TX COP                                                       5.000      02/15/2018            50,262
-----------------------------------------------------------------------------------------------------------------------------------
     305,000   El Paso County, TX HFC
               (American Village Communities), Series A                                     6.250      12/01/2020           319,796
-----------------------------------------------------------------------------------------------------------------------------------
     335,000   El Paso County, TX HFC
               (El Paso American Hsg. Foundation), Series A                                 6.375      12/01/2032           351,194
-----------------------------------------------------------------------------------------------------------------------------------
   2,460,000   Folk, TX Avenue South Transportation District 1                              5.625      11/01/2031         2,485,609
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Fort Bend County, TX Municipal Utility District                              5.250      09/01/2021           200,138
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Fort Bend, TX Independent School District                                    5.375      02/15/2024            20,376
-----------------------------------------------------------------------------------------------------------------------------------
   2,300,000   Garza County, TX Public Facility Corp.                                       5.750      10/01/2025         2,426,293
-----------------------------------------------------------------------------------------------------------------------------------
  14,920,000   Harris County, TX (Toll Road) 2                                              5.375      08/15/2024        15,942,318
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Harris County, TX GO                                                         5.000      10/01/2015           100,190
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Harris County, TX HFDC
               (Memorial Hermann Hospital System)                                           5.125      06/01/2022            20,335
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Harris County, TX HFDC
               (Memorial Hermann Hospital System)                                           5.250      06/01/2027           127,251
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Harris County, TX HFDC (Texas Children's Hospital)                           5.250      10/01/2029            20,679
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Harris County, TX Toll Road                                                  5.000      08/01/2028            50,389
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   Harris County, TX Toll Road                                                  5.000      08/01/2033            55,695
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Harris County, TX Toll Road                                                  5.100      08/15/2015            25,042
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Harris County-Houston, TX Sports Authority                                   5.000      11/15/2025            45,329
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Hidalgo County, TX Health Services Corp.
               (Mission Hospital) 3                                                         5.000      08/15/2022           997,120
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Hidalgo County, TX Health Services Corp.
               (Mission Hospital) 3                                                         5.000      08/15/2026           992,880
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Houston, TX Airport System                                                   5.125      07/01/2017           125,115
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Houston, TX HFDC (Buckingham Senior Living Community)                        7.125      02/15/2034            59,155
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   IAH TX Public Facility Corp.                                                 6.000      05/01/2021           979,210
-----------------------------------------------------------------------------------------------------------------------------------
     490,000   Keller, TX Independent School District                                       5.125      08/15/2027           491,700
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Kerryville, TX HFDC (Sid Peterson Memorial Hospital)                         5.450      08/15/2035         1,008,730
-----------------------------------------------------------------------------------------------------------------------------------
   4,000,000   La Vernia, TX Higher Education Finance Corp.
               (Southwest Winners Foundation)                                               5.000      02/15/2031         3,953,560
-----------------------------------------------------------------------------------------------------------------------------------
  17,485,000   Leander, TX Independent School District                                      5.433 4    08/15/2036         3,664,681
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   Leander, TX Independent School District                                      5.457 4    08/15/2018            35,585
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Lewisville, TX GO                                                            5.700      09/01/2028           103,944
-----------------------------------------------------------------------------------------------------------------------------------
     650,000   Lewisville, TX GO 1                                                          6.000      10/01/2015           695,793


                      69 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$  1,325,000   Lewisville, TX GO                                                            6.000%     10/01/2025    $    1,438,738
-----------------------------------------------------------------------------------------------------------------------------------
   5,510,000   Lewisville, TX GO                                                            6.000      10/01/2034         5,925,013
-----------------------------------------------------------------------------------------------------------------------------------
   3,400,000   Lewisville, TX GO                                                            6.125      09/01/2029         3,678,256
-----------------------------------------------------------------------------------------------------------------------------------
   2,345,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments) 1                       6.000      07/01/2022         2,390,235
-----------------------------------------------------------------------------------------------------------------------------------
   1,530,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments)                         6.000      07/01/2025         1,554,924
-----------------------------------------------------------------------------------------------------------------------------------
     770,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments)                         6.000      07/01/2032           779,248
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Lubbock, TX HFDC (St. Joseph Health System)                                  5.000      07/01/2023            50,315
-----------------------------------------------------------------------------------------------------------------------------------
  20,350,000   Matagorda County, TX Navigation District
               (Centerpoint Energy)                                                         8.000      05/01/2029        21,161,558
-----------------------------------------------------------------------------------------------------------------------------------
     130,000   Maverick County, TX Public Facility Corp.                                    6.375      02/01/2029           130,270
-----------------------------------------------------------------------------------------------------------------------------------
     270,000   Metro, TX HFDC (Wilson N. Jones Memorial Hospital)                           5.375      01/01/2023           270,265
-----------------------------------------------------------------------------------------------------------------------------------
     535,000   Metro, TX HFDC (Wilson N. Jones Memorial Hospital)                           5.600      01/01/2017           542,453
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Midlothian, TX Devel. Authority Tax Increment                                5.125      11/15/2026           248,015
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Mission, TX EDC                                                              6.600      01/01/2020            75,307
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   North TX Tollway Authority (Dallas North Tollway System)                     5.000      01/01/2023            15,054
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Nueces County, TX HFC (Dolphins Landing Apartments)                          8.000      07/01/2030            66,445
-----------------------------------------------------------------------------------------------------------------------------------
     245,000   Odessa, TX Junior College District                                           5.000      12/01/2019           245,784
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Pantego, TX EDC (Sales Tax) 1                                                5.850      02/15/2022           250,640
-----------------------------------------------------------------------------------------------------------------------------------
   3,285,000   Pecos County, TX Hospital District (Iraan General Hospital)                  5.000      02/15/2036         3,272,550
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Port of Corpus Christi, TX (Union Pacific Corp.)                             5.350      11/01/2010            50,100
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   Port of Corpus Christi, TX IDC (Valero Energy Corp.)                         5.450      04/01/2027            56,206
-----------------------------------------------------------------------------------------------------------------------------------
   1,680,000   Retama, TX Devel. Corp. (Retama Racetrack)                                  10.000      12/15/2019         2,341,618
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Richardson, TX Hospital Authority (Baylor/Richardson)                        5.625      12/01/2028            50,885
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Ridge Parc, TX Devel. Corp. (Multifamily)                                    6.100      06/20/2033           543,505
-----------------------------------------------------------------------------------------------------------------------------------
   7,695,000   Sabine, TX River Authority Pollution Control
               (TXU Electric Company)                                                       6.150      08/01/2022         8,107,837
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   San Marcos, TX GO                                                            5.000      08/15/2019            35,334
-----------------------------------------------------------------------------------------------------------------------------------
   1,750,000   Tarrant County, TX Cultural Education Facilities
               Finance Corp. (Buckingham Senior Living Community) 3                         5.750      11/15/2037         1,785,928
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Tarrant County, TX Cultural Education Facilities
               Finance Corp. (Northwest Senior Hsg.)                                        6.000      11/15/2036         1,569,375
-----------------------------------------------------------------------------------------------------------------------------------
     980,000   Tom Green County, TX HFDC
               (Shannon Health System/Shannon Medical Center)                               6.750      05/15/2021         1,046,042
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Tomball, TX Hospital Authority
               (Tomball Regional Hospital)                                                  6.000      07/01/2029            25,648
-----------------------------------------------------------------------------------------------------------------------------------
     445,000   TX Affordable Hsg. Corp.
               (Ashton Place & Woodstock Apartments)                                        6.300      08/01/2033           370,872
-----------------------------------------------------------------------------------------------------------------------------------
     325,000   TX Affordable Hsg. Corp. (Worthing Oaks Apartments)                          6.600      07/20/2037           355,085
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   TX Dormitory Finance Authority
               (Temple Junior College Foundation)                                           5.750      09/01/2027           114,709
-----------------------------------------------------------------------------------------------------------------------------------
     475,000   TX Dormitory Finance Authority
               (Temple Junior College Foundation)                                           6.000      09/01/2033           499,106


                      70 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$     35,000   TX GO                                                                        5.375%     08/01/2019    $       35,960
-----------------------------------------------------------------------------------------------------------------------------------
   4,995,000   TX Municipal Gas Acquisition & Supply Corp. 2                                5.041 6    12/15/2026         4,920,075
-----------------------------------------------------------------------------------------------------------------------------------
 179,775,000   TX Municipal Gas Acquisition & Supply Corp. 2                                4.290 6    12/15/2026       176,722,200
-----------------------------------------------------------------------------------------------------------------------------------
     545,000   TX Panhandle HFA (Amarillo Affordable Hsg.) 7                                6.625      03/01/2020           368,698
-----------------------------------------------------------------------------------------------------------------------------------
   3,065,000   TX Panhandle HFA (Amarillo Affordable Hsg.) 1,7                              6.750      03/01/2031         2,059,312
-----------------------------------------------------------------------------------------------------------------------------------
     660,000   TX Public Finance Authority Charter School Finance Corp.
               (Ed-Burnham Wood)                                                            6.250      09/01/2036           669,174
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   TX Public Finance Authority Charter School Finance Corp.
               (Idea Academy)                                                               5.000      08/15/2030         4,979,550
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   TX Public Finance Authority Charter School Finance Corp.
               (Idea Academy)                                                               5.000      08/15/2037         4,893,350
-----------------------------------------------------------------------------------------------------------------------------------
   3,180,000   TX Public Finance Authority Charter School Finance Corp.
               (Kipp)                                                                       5.000      02/15/2028         3,181,495
-----------------------------------------------------------------------------------------------------------------------------------
   7,000,000   TX Public Finance Authority Charter School Finance Corp.
               (Kipp)                                                                       5.000      02/15/2036         6,864,270
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   TX Water Devel.                                                              5.250      08/01/2028         1,006,440
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Tyler, TX HFDC (East Texas Medical Center)                                   5.600      11/01/2027            46,044
-----------------------------------------------------------------------------------------------------------------------------------
   1,105,000   Van Alstyne, TX Independent School District                                  5.950      08/15/2029         1,106,856
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Westador, TX Municipal Utility District GO                                   6.875      03/01/2009            25,446
-----------------------------------------------------------------------------------------------------------------------------------
   4,555,000   Wichita County, TX HFDC
               (Wichita Falls Retirement Foundation)                                        6.250      01/01/2028         4,647,785
-----------------------------------------------------------------------------------------------------------------------------------
   1,930,000   Winkler County, TX GO                                                        5.250      02/15/2031         1,975,953
                                                                                                                     --------------
                                                                                                                        358,424,615
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.7%
      80,000   Puerto Rico Aqueduct & Sewer Authority                                       5.000      07/01/2019            81,319
-----------------------------------------------------------------------------------------------------------------------------------
   1,770,000   Puerto Rico Highway & Transportation Authority, Series G                     5.000      07/01/2033         1,803,028
-----------------------------------------------------------------------------------------------------------------------------------
  11,000,000   Puerto Rico Highway & Transportation Authority, Series K                     5.000      07/01/2024        11,314,490
-----------------------------------------------------------------------------------------------------------------------------------
   4,055,000   Puerto Rico IMEPCF (American Airlines)                                       6.450      12/01/2025         4,117,406
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   Puerto Rico Infrastructure                                                   5.000      07/01/2041            66,038
                                                                                                                     --------------
                                                                                                                         17,382,281
-----------------------------------------------------------------------------------------------------------------------------------
UTAH--0.5%
     420,000   Emery County, UT Pollution Control (Pacificorp)                              5.650      11/01/2023           420,596
-----------------------------------------------------------------------------------------------------------------------------------
   8,000,000   Murray City, UT Hospital (IHC Health Services) 1                             5.000      05/15/2022         8,005,200
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Sandy City, UT Industrial Devel. (King Properties)                           6.125      08/01/2016            15,024
-----------------------------------------------------------------------------------------------------------------------------------
     275,000   Utah County, UT Charter School (Lakeview Academy)                            5.625      07/15/2037           272,044
-----------------------------------------------------------------------------------------------------------------------------------
     435,000   Utah County, UT Charter School (Lincoln Academy)                             5.875      06/15/2037           434,478
-----------------------------------------------------------------------------------------------------------------------------------
     275,000   Utah County, UT Charter School (Renaissance Academy)                         5.625      07/15/2037           272,044
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Utah County, UT Hospital (IHC Health Services)                               5.250      08/15/2021         1,011,160
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   West Valley City, UT Sewer (East Hollywood High School)                      5.625      06/15/2037         1,462,830
                                                                                                                     --------------
                                                                                                                         11,893,376


                      71 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                 VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
VERMONT--0.1%
$     30,000   VT E&HBFA (Mary Hitchcock Memorial Hospital/
               Cooley Dickenson Hospital Obligated Group)                                   5.000%     11/15/2022    $       30,284
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   VT E&HBFA (Southwestern Vermont Medical Center)                              5.625      10/01/2025            60,142
-----------------------------------------------------------------------------------------------------------------------------------
     600,000   VT EDA (Wake Robin Corp.)                                                    5.250      05/01/2026           597,468
-----------------------------------------------------------------------------------------------------------------------------------
     265,000   VT EDA (Wake Robin Corp.)                                                    6.000      03/01/2022           277,288
-----------------------------------------------------------------------------------------------------------------------------------
     220,000   VT EDA (Wake Robin Corp.)                                                    6.300      03/01/2033           230,094
-----------------------------------------------------------------------------------------------------------------------------------
     990,025   VT Educational & Health Buildings Financing Agency
               (Marlboro College)                                                           3.570      04/01/2019           893,389
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   VT HFA (Multifamily Hsg.), Series A                                          6.150      02/15/2014           205,252
-----------------------------------------------------------------------------------------------------------------------------------
     225,000   VT Student Assistance Corp.                                                  5.000      03/01/2026           228,659
                                                                                                                     --------------
                                                                                                                          2,522,576
-----------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--4.7%
     345,000   Alexandria, VA IDA Pollution Control
               (Potomac Electric Power Company)                                             5.375      02/15/2024           345,397
-----------------------------------------------------------------------------------------------------------------------------------
   2,300,000   Buena Vista, VA Public Recreational Facilities Authority
               (Golf Course)                                                                5.250      07/15/2025         2,357,017
-----------------------------------------------------------------------------------------------------------------------------------
     825,000   Buena Vista, VA Public Recreational Facilities Authority
               (Golf Course)                                                                5.500      07/15/2035           855,071
-----------------------------------------------------------------------------------------------------------------------------------
   3,700,000   Celebrate South, VA CDA Special Assessment 1                                 6.250      03/01/2037         3,807,337
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Danville, VA IDA Educational Facilities (Averett University)                 6.000      03/15/2016           103,089
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Farms New Kent, VA Community Devel. Authority
               Special Assessment                                                           5.450      03/01/2036         2,971,950
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   Farms New Kent, VA Community Devel. Authority
               Special Assessment                                                           5.800      03/01/2036           746,325
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Greensville County, VA IDA (Georgia-Pacific Corp.)                           5.300      08/01/2014            24,899
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Hampton Roads, VA Regional Jail Authority                                    5.000      07/01/2028            25,187
-----------------------------------------------------------------------------------------------------------------------------------
     515,000   Hampton, VA Redevel. & Hsg. Authority (Olde Hampton)                         6.500      07/01/2016           507,388
-----------------------------------------------------------------------------------------------------------------------------------
     860,000   Louisa, VA IDA Pollution Control
               (Virginia Electric & Power Company)                                          5.450      01/01/2024           864,094
-----------------------------------------------------------------------------------------------------------------------------------
     900,000   New Port, VA CDA                                                             5.600      09/01/2036           920,628
-----------------------------------------------------------------------------------------------------------------------------------
   4,000,000   Norfolk, VA Water                                                            5.875      11/01/2020         4,020,240
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   Norton, VA IDA (Norton Community Hospital)                                   6.000      12/01/2022            68,831
-----------------------------------------------------------------------------------------------------------------------------------
     725,000   Suffolk, VA IDA (Lake Prince Center)                                         5.150      09/01/2024           727,211
-----------------------------------------------------------------------------------------------------------------------------------
     675,000   Suffolk, VA IDA (Lake Prince Center)                                         5.300      09/01/2031           679,955
-----------------------------------------------------------------------------------------------------------------------------------
   7,440,000   VA College Building Authority Educational Facilities
               (Regent University)                                                          5.000      06/01/2036         7,394,467
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   VA Hsg. Devel. Authority, Series B                                           5.950      05/01/2016            25,555
-----------------------------------------------------------------------------------------------------------------------------------
  48,000,000   VA Tobacco Settlement Authority                                              5.000      06/01/2047        44,388,960
-----------------------------------------------------------------------------------------------------------------------------------
 343,870,000   VA Tobacco Settlement Authority                                              5.663 4    06/01/2047        36,298,917
-----------------------------------------------------------------------------------------------------------------------------------
 162,770,000   VA Tobacco Settlement Authority                                              5.770 4    06/01/2047        16,277,000
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   West Point, VA IDA Solid Waste (Chesapeake Corp.)                            6.250      03/01/2019            10,055
                                                                                                                     --------------
                                                                                                                        123,419,573


                      72 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--3.7%
$     10,000   Bothell, WA GO                                                               5.300%     12/01/2017    $       10,049
-----------------------------------------------------------------------------------------------------------------------------------
   2,330,000   Bremerton, WA Hsg. Authority 1                                               5.300      06/01/2026         2,332,330
-----------------------------------------------------------------------------------------------------------------------------------
   4,145,000   Bremerton, WA Hsg. Authority 1                                               5.500      06/01/2037         4,154,326
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   King & Snohomish Counties,
               WA School District No. 417 Northshore                                        5.000      12/01/2010           105,407
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   King County, WA GO                                                           5.000      01/01/2030            25,326
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   King County, WA GO                                                           5.125      12/01/2013            50,215
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   King County, WA GO                                                           5.250      01/01/2034           101,455
-----------------------------------------------------------------------------------------------------------------------------------
  10,000,000   King County, WA Sewer, Series B 2                                            5.125      01/01/2024        10,377,150
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Kitsap County, WA Consolidated Hsg. Authority                                5.600      12/01/2028           201,998
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Port Camas, WA Public Industrial Corp.
               (James River Corp. of Virginia)                                              6.700      04/01/2023           100,085
-----------------------------------------------------------------------------------------------------------------------------------
  2,460,000    Seattle, WA Hsg. Authority (Gamelin House & Genesee)                         5.700      11/01/2035         2,493,505
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Seattle, WA Municipal Light & Power                                          5.125      07/01/2022            50,851
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Seattle, WA Special Obligation
               (Chinatown International District)                                           5.900      08/01/2026            25,039
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Skagit County, WA Public Hospital District
               (Skagit Valley Hospital)                                                     5.375      12/01/2022           511,930
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Skagit County, WA Public Hospital District
               (Skagit Valley Hospital)                                                     5.500      12/01/2030           512,890
-----------------------------------------------------------------------------------------------------------------------------------
     165,000   Skagit Valley, WA College                                                    5.625      11/01/2017           167,163
-----------------------------------------------------------------------------------------------------------------------------------
     140,000   Skagit Valley, WA College                                                    5.750      11/01/2023           142,079
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Snohomish County, WA Hsg. Authority                                          6.400      04/01/2026           501,825
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Vancouver, WA Downtown Redevel. Authority
               (Conference Center)                                                          5.250      01/01/2028           508,415
-----------------------------------------------------------------------------------------------------------------------------------
   3,200,000   Vancouver, WA Downtown Redevel. Authority
               (Conference Center)                                                          5.250      01/01/2034         3,238,048
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Vancouver, WA Downtown Redevel. Authority
               (Conference Center)                                                          6.000      01/01/2028            26,710
-----------------------------------------------------------------------------------------------------------------------------------
   3,260,000   Vancouver, WA Downtown Redevel. Authority
               (Conference Center)                                                          6.000      01/01/2034         3,462,609
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   WA COP (Dept. of General Administration)                                     5.300      10/01/2010            25,029
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   WA COP (Dept. of General Administration) 1                                   5.625      10/01/2020           500,720
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   WA GO                                                                        5.000      01/01/2024            30,363
-----------------------------------------------------------------------------------------------------------------------------------
  16,640,000   WA Health Care Facilities Authority (Group Health Coop) 2                    5.000      12/01/2036        16,575,437
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   WA Health Care Facilities Authority
               (Multicare Health System)                                                    5.000      08/15/2022            20,346
-----------------------------------------------------------------------------------------------------------------------------------
     215,000   WA Health Care Facilities Authority (Northwest Hospital)                     5.750      11/15/2023           215,292
-----------------------------------------------------------------------------------------------------------------------------------
  17,020,000   WA Health Care Facilities Authority
               (Overlake Hospital Medical Center) 2                                         5.000      07/01/2025        17,052,338
-----------------------------------------------------------------------------------------------------------------------------------
   7,340,000   WA Health Care Facilities Authority
               (Overlake Hospital Medical Center) 2                                         5.000      07/01/2030         7,280,399


                      73 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON Continued
$ 18,500,000   WA Health Care Facilities Authority
               (Overlake Hospital Medical Center) 2                                         5.000%     07/01/2038    $   17,961,003
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   WA Health Care Facilities Authority
               (Overlake Hospital Medical Center)                                           5.000      07/01/2025            10,019
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   WA Health Care Facilities Authority
               (Overlake Hospital Medical Center)                                           5.000      07/01/2030            14,878
-----------------------------------------------------------------------------------------------------------------------------------
   5,095,000   WA Health Care Facilities Authority
               (Overlake Hospital Medical Center)                                           5.000      07/01/2038         4,946,532
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   WA Health Care Facilities Authority
               (Swedish Health System)                                                      5.125      11/15/2022            15,309
-----------------------------------------------------------------------------------------------------------------------------------
     145,000   WA Health Care Facilities Authority
               (Yakima Valley Memorial Hospital Assoc.)                                     5.375      12/01/2027           147,984
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   WA HFC (Gonzaga University)                                                  5.850      07/01/2014            10,042
-----------------------------------------------------------------------------------------------------------------------------------
   1,350,000   WA HFC (Nickerson Area Properties)                                           5.300      01/01/2028         1,375,448
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   WA State University (Recreation Center)                                      5.000      04/01/2032            55,672
-----------------------------------------------------------------------------------------------------------------------------------
     205,000   WA Tobacco Settlement Authority (TASC)                                       6.500      06/01/2026           219,467
                                                                                                                     --------------
                                                                                                                         95,555,683
-----------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.4%
      60,000   Buckhannon, WV Sewer System                                                  5.250      10/01/2025            60,893
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Huntington, WV Sewer                                                         5.375      11/01/2023            70,084
-----------------------------------------------------------------------------------------------------------------------------------
   1,260,000   Morgantown, WV Tax Increment (Parking Garage)                                5.000      06/01/2033         1,216,505
-----------------------------------------------------------------------------------------------------------------------------------
   4,635,000   Ohio County, WV Commission Tax Increment
               (Fort Henry Centre)                                                          5.625      06/01/2034         4,825,962
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Pleasants County, WV Pollution Control
               (Monongahela Power Company)                                                  6.150      05/01/2015            51,392
-----------------------------------------------------------------------------------------------------------------------------------
   1,540,000   West Liberty State College, WV, Series A                                     6.000      06/01/2023         1,619,741
-----------------------------------------------------------------------------------------------------------------------------------
   1,695,000   West Liberty State College, WV, Series A                                     6.125      06/01/2028         1,784,632
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Wheeling, WV Tax Increment (Stone Building Renovation)                       5.200      06/01/2025           503,285
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Wheeling, WV Tax Increment (Stone Building Renovation)                       5.500      06/01/2033         1,520,400
                                                                                                                     --------------
                                                                                                                         11,652,894
-----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--0.8%
   6,640,000   Badger, WI Tobacco Asset Securitization Corp.                                6.375      06/01/2032         7,008,254
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Grant County, WI Hsg. Authority (Orchard Manor)                              5.250      07/01/2018             5,025
-----------------------------------------------------------------------------------------------------------------------------------
     895,000   Janesville, WI Pollution Control (General Motors Corp.)                      5.550      04/01/2009           891,697
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Madison, WI GO                                                               5.500      05/01/2009         2,011,120
-----------------------------------------------------------------------------------------------------------------------------------
   1,750,000   Sokaogon, WI Chippewa Community (Gaming)                                     7.000      01/01/2026         1,728,843
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Waupun, WI Hsg. Authority (Christian Home & Rehab)                           5.000      12/01/2029           489,105
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   WI GO                                                                        5.350      11/01/2016            20,024
-----------------------------------------------------------------------------------------------------------------------------------
     505,000   WI GO                                                                        6.000      05/01/2013           505,884
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   WI H&EFA (AHC/SLMC/HMH/AMCS Obligated Group)                                 5.875      08/15/2026         2,023,080


                      74 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN Continued
$     25,000   WI H&EFA (Children's Hospital of Wisconsin)                                  5.125%     02/15/2021    $       25,333
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   WI H&EFA (Froedert & Community)                                              5.375      10/01/2030             5,250
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   WI H&EFA (FSCCHM/FCS/GSMCFSCH/
               SPH Obligated Group)                                                         5.500      02/15/2028            76,391
-----------------------------------------------------------------------------------------------------------------------------------
     165,000   WI H&EFA (Kenosha Hospital & Medical Center)                                 5.625      05/15/2029           168,457
-----------------------------------------------------------------------------------------------------------------------------------
     170,000   WI H&EFA (Medical College of Wisconsin)                                      5.500      12/01/2026           173,273
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   WI H&EFA (Ministry Health Care)                                              5.250      02/15/2032            46,716
-----------------------------------------------------------------------------------------------------------------------------------
   2,100,000   WI H&EFA (Richland Hospital)                                                 5.375      06/01/2028         2,131,752
-----------------------------------------------------------------------------------------------------------------------------------
     550,000   WI H&EFA (St. Clare Terrance)                                                5.750      12/01/2036           537,383
-----------------------------------------------------------------------------------------------------------------------------------
     870,000   WI H&EFA (Three Pillars Senior Living)                                       5.500      08/15/2034           878,822
-----------------------------------------------------------------------------------------------------------------------------------
   1,050,000   WI H&EFA (United Health Group)                                               5.500      12/15/2020         1,076,702
-----------------------------------------------------------------------------------------------------------------------------------
   1,075,000   WI H&EFA (WMA/MHCC/MVS Obligated Group)                                      5.600      08/15/2023         1,110,443
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   WI H&EFA (WMA/MHCC/MVS Obligated Group)                                      5.750      08/15/2026         1,041,560
                                                                                                                     --------------
                                                                                                                         21,955,114
-----------------------------------------------------------------------------------------------------------------------------------
WYOMING--0.0%
     645,000   Cheyenne, WY Hsg. Authority (Foxcrest II)                                    5.400      06/01/2027           657,963
                                                                                                                     --------------
Total Municipal Bonds and Notes (Cost $3,109,788,994)                                                                 3,119,142,602

-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
     152,809   Delta Air Lines, Inc., Sr. Unsec. Nts. (Cost $151,281)                       8.000      12/01/2015           151,663

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $3,109,940,275)--119.9%                                                             3,119,294,265
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(19.9)                                                                          (518,373,900)
                                                                                                                     --------------

NET ASSETS--100.0%                                                                                                   $2,600,920,365
                                                                                                                     ==============


FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3. When-issued security or forward commitment to be delivered and settled after July 31, 2007. See Note 1 of accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Represents the current interest rate for a variable or increasing rate security.

7. Issue is in default. See Note 1 of accompanying Notes.

8. Illiquid security. The aggregate value of illiquid securities as of July 31, 2007 was $10,071,295, which represents 0.39% of the Fund's net assets. See Note 5 of accompanying Notes.

9. Non-income producing security.

10. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.


                      75 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA       Atlanta Devel. Authority
AHC       Aurora Healthcare
AHF       American Housing Foundation
AHS       Adventist Health System
AMCS      Aurora Medical Center of Sheboygan County
AOLM      Academy of Our Lady of Mercy, Inc.
ARC       Assoc. of Retarded Citizens
BCC       Bethesda Company Care, Inc.
BCG       Bethesda Care Givers
BCH       Bethany Covenant Home
BHA       Bethesda Hospital Assoc.
BHC       Bethesda Home Care
CAH       Colonial Acres Home
CAU       Clark Atlanta University
CDA       Communities Devel. Authority
CFGH      Central Florida Group Homes
CHHC      Community Health & Home Care
COP       Certificates of Participation
CRC       Covenant Retirement Communities
DDC       Dual Devel. Corp.
DKH       Day Kimball Hospital
E&HBFA    Educational Health Buildings Financing Agency
ECH       Ebenezer Covenant Home
EDA       Economic Devel. Authority
EDC       Economic Devel. Corp.
EDFA      Economic Devel. Finance Authority
EF&CD     Environmental Facilities and Community Devel.
EMH       Elmhurst Memorial Hospital
EMHH      Elmhurst Memorial Home Health
EMHS      Elmhurst Memorial Health System
FCS       Franciscan Care Services
FHA       Federal Housing Agency/Authority
FHS       Freeman Health System
FNH       Freeman Neosho Hospital
FRS       Family Rehabilitation Services (Hancock Manor)
FSCCHM    Franciscan Sisters of Christian Charity Healthcare Ministry
GHC       Gaston Health Care
GHS       Gaston Health Services
GMH       Gaston Memorial Hospital
GO        General Obligation
GSMCFSCH  Good Samaritan Medical Center of Franciscan Sisters of Christian
          Charity
H&EFA     Health and Educational Facilities Authority
H&EFB     Health and Educational Facilities Board
H&HEFA    Hospitals and Higher Education Facilities Authority
HDA       Hospital Devel. Authority
HDC       Housing Devel. Corp.
HE&HF     Higher Educational and Housing Facilities
HE&HFA    Higher Education and Health Facilities Authority
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
HMH       Hartford Memorial Hospital
HNE       Healthnet of New England
IDA       Industrial Devel. Agency
IDC       Industrial Devel. Corp.
IHC       Intermountain Health Care
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
MCAS      Medlantic Center for Ambulatory Surgery
MEDE      Medlantic Enterprises
MH        Memorial Hospital
MHCC      Masonic Health Care Center
MLTCC     Medlantic Long Term Care Corp.
MRI       Medlantic Research Institutes
MVS       Masonic Village on the Square
NAC       Nanticoke Alternative Care
NEGHR     Northeast Georgia Health Resources
NEGHS     Northeast Georgia Health Systems
NEGMC     Northeast Georgia Medical Center
NMH       Nanticoke Memorial Hospital
NRH       National Rehabilitation Hospital
NYC       New York City
OHC       Oakwood Hospital Corp.
OPSU      Oklahoma Panhandle State University
OUH       Oakwood United Hospitals
PP        Professionals PRN, Inc.
RIBS      Residual Interest Bonds
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
RSU       Rogers State University
S&EPF     Sheppard & Enoch Pratt Foundation
SAVRS     Select Auction Variable Rate Securities
SLMC      St. Luke's Medical Center
SPHS      Sheppard Pratt Health System


                      76 | OPPENHEIMER AMT-FREE MUNICIPALS

SPI       Sheppard Pratt Investments
SPPP      Sheppard Pratt Physicians Pennsylvania
SSNH      Sunny Slope Nursing Home
TASC      Tobacco Settlement Asset-Backed Bonds
TC        Travis Corp. (People Care)
VC        VinFen Corp
VCS       VinFen Clinical Services
WMA       Wisconsin Masonic Home
WVHCS     Wyoming Valley Health Care System
YMCA      Young Men's Christian Assoc.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      77 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------
Investments, at value (cost $3,109,940,275)--see accompanying
statement of investments                                              $  3,119,294,265
---------------------------------------------------------------------------------------

Receivables and other assets:
Interest                                                                    30,430,487
Investments sold                                                            25,435,046
Shares of beneficial interest sold                                          12,322,802
Other                                                                           67,631
                                                                      -----------------
Total assets                                                             3,187,550,231

---------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------
Bank overdraft                                                                 286,707
---------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)             502,650,000
Payable on borrowings (See Note 6)                                          44,400,000
Investments purchased (including $28,805,761 purchased
on a when-issued basis or forward commitment)                               30,695,825
Shares of beneficial interest redeemed                                       5,379,055
Dividends                                                                    1,996,369
Distribution and service plan fees                                             544,371
Interest expense on borrowings                                                 243,016
Trustees' compensation                                                         233,240
Transfer and shareholder servicing agent fees                                   75,607
Shareholder communications                                                      35,891
Other                                                                           89,785
                                                                      -----------------
Total liabilities                                                          586,629,866

---------------------------------------------------------------------------------------
NET ASSETS                                                            $  2,600,920,365
                                                                      =================

---------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------
Par value of shares of beneficial interest                            $        259,311
---------------------------------------------------------------------------------------
Additional paid-in capital                                               2,595,050,207
---------------------------------------------------------------------------------------
Accumulated net investment income                                            4,498,217
---------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                (8,241,360)
---------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                   9,353,990
                                                                      -----------------

NET ASSETS                                                            $  2,600,920,365
                                                                      =================


                      78 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,129,928,242 and 212,197,268 shares of beneficial interest
outstanding)                                                                  $ 10.04
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                   $ 10.54
--------------------------------------------------------------------------------------

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $54,644,664 and 5,465,374 shares of beneficial interest
outstanding)                                                                  $ 10.00
--------------------------------------------------------------------------------------

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $416,347,459 and 41,648,631 shares of beneficial interest
outstanding)                                                                  $ 10.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      79 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------
Interest                                                              $    141,169,238
---------------------------------------------------------------------------------------
Other income                                                                     4,308
                                                                      -----------------
Total investment income                                                    141,173,546

---------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------
Management fees                                                              9,211,522
---------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                      4,461,410
Class B                                                                        578,683
Class C                                                                      3,442,741
---------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                        606,921
Class B                                                                         41,314
Class C                                                                        140,948
---------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                         80,278
Class B                                                                          5,186
Class C                                                                         15,247
---------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued
(See Note 1)                                                                13,077,085
---------------------------------------------------------------------------------------
Interest expense on borrowings                                               1,645,663
---------------------------------------------------------------------------------------
Trustees' compensation                                                         139,221
---------------------------------------------------------------------------------------
Custodian fees and expenses                                                     33,409
---------------------------------------------------------------------------------------
Other                                                                          337,749
                                                                      -----------------
Total expenses                                                              33,817,377
Less reduction to custodian expenses                                           (24,789)
                                                                      -----------------
Net expenses                                                                33,792,588

---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      107,380,958

---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------
Net realized gain on investments                                            11,126,828
---------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                       (44,042,527)

---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $     74,465,259
                                                                      =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      80 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                                                   2007               2006
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $     107,380,958   $     65,832,513
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                        11,126,828           (470,255)
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                          (44,042,527)        (1,251,624)
                                                                                         -------------------------------------

Net increase in net assets resulting from operations                                            74,465,259         64,110,634

------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                        (85,731,981)       (62,366,257)
Class B                                                                                         (2,258,306)        (2,369,416)
Class C                                                                                        (13,505,828)        (7,405,225)
                                                                                         -------------------------------------
                                                                                              (101,496,115)       (72,140,898)

------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                                                        656,844,967        721,093,725
Class B                                                                                         (3,750,449)        17,072,054
Class C                                                                                        170,582,722        180,893,706
                                                                                         -------------------------------------
                                                                                               823,677,240        919,059,485

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                 796,646,384        911,029,221
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                          1,804,273,981        893,244,760
                                                                                         -------------------------------------
End of period (including accumulated net investment income (loss)
of $4,498,217 and $(1,386,626), respectively)                                            $   2,600,920,365   $  1,804,273,981
                                                                                         =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      81 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF CASH FLOWS  For the Year Ended July 31, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
---------------------------------------------------------------------------------------
Net increase in net assets from operations                            $     74,465,259
---------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                       (1,413,206,459)
Proceeds from disposition of investment securities                         425,239,067
Short-term investment securities, net                                      (72,131,283)
Premium amortization                                                         5,826,393
Discount accretion                                                         (11,235,414)
Net realized gain on investments                                           (11,126,828)
Net change in unrealized appreciation on investments                        44,042,527
Increase in interest receivable                                             (8,515,093)
Increase in receivable for securities sold                                 (24,210,261)
Increase in other assets                                                       (30,977)
Increase in payable for securities purchased                                 5,340,297
Increase in payable for accrued expenses                                       437,601
                                                                      -----------------
Net cash used in operating activities                                     (985,105,171)

---------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
---------------------------------------------------------------------------------------
Proceeds from bank borrowings                                              870,300,000
Payments on bank borrowings                                               (833,800,000)
Proceeds from short-term floating rate notes issued                        222,190,000
Proceeds from shares sold                                                1,131,207,392
Payment on shares redeemed                                                (368,178,364)
Cash distributions paid                                                    (38,307,240)
Payments on bank overdraft                                                     286,707
                                                                      -----------------
Net cash provided by financing activities                                  983,698,495
---------------------------------------------------------------------------------------
Net decrease in cash                                                        (1,406,676)
---------------------------------------------------------------------------------------
Cash, beginning balance                                                      1,406,676
                                                                      -----------------

Cash, ending balance                                                  $             --
                                                                      =================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $62,678,112.

Cash paid for interest on bank borrowings--$1,470,457.

Cash paid for interest on short-term floating rate notes issued--$13,077,085.


                      82 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JULY 31,                              2007         2006          2005         2004        2003
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    10.08   $    10.16    $     9.53   $     9.19    $   9.48
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .51 1        .50 1         .55 1        .59         .57
Net realized and unrealized gain (loss)                      (.07)        (.03)          .63          .28        (.32)
                                                       ---------------------------------------------------------------
Total from investment operations                              .44          .47          1.18          .87         .25
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.48)        (.55)         (.55)        (.53)       (.54)
----------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                         $    10.04   $    10.08    $    10.16   $     9.53    $   9.19
                                                       ===============================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           4.37%        4.78%        12.69%        9.60%       2.46%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $2,129,928   $1,494,775    $  780,571   $  568,156    $553,344
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $1,838,511   $1,147,353    $  639,474   $  567,291    $569,881
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        4.93%        4.97%         5.56%        6.18%       5.82%
Expenses excluding interest and fees on
short-term floating rate notes issued                        0.79%        0.87%         0.92%        0.92%       0.93%
Interest and fees on short-term
floating rate notes issued 4                                 0.58%        0.62%         0.40%        0.26%       0.21%
                                                       ---------------------------------------------------------------
Total expenses                                               1.37%        1.49%         1.32%        1.18%       1.14%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                           1.37%        1.49%         1.32%        1.18%       1.09%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        18%          16%           15%          25%         75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      83 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B      YEAR ENDED JULY 31,                             2007         2006          2005         2004        2003
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    10.04   $    10.13    $     9.50   $     9.17    $   9.45
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .42 1        .42 1         .48 1        .52         .49
Net realized and unrealized gain (loss)                      (.06)        (.04)          .63          .27        (.31)
                                                       ---------------------------------------------------------------
Total from investment operations                              .36          .38          1.11          .79         .18
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.40)        (.47)         (.48)        (.46)       (.46)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    10.00   $    10.04    $    10.13   $     9.50    $   9.17
                                                       ===============================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           3.56%        3.87%        11.87%        8.68%       1.80%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $   54,645   $   58,570    $   41,867   $   47,024    $ 63,104
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $   57,919   $   50,695    $   43,648   $   55,864    $ 67,721
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        4.09%        4.19%         4.83%        5.42%       5.04%
Expenses excluding interest and fees on
short-term floating rate notes issued                        1.59%        1.68%         1.69%        1.69%       1.69%
Interest and fees on short-term
floating rate notes issued 4                                 0.58%        0.62%         0.40%        0.26%       0.21%
                                                       ---------------------------------------------------------------
Total expenses                                               2.17%        2.30%         2.09%        1.95%       1.90%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                           2.17%        2.30%         2.09%        1.95%       1.85%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        18%          16%           15%          25%         75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      84 | OPPENHEIMER AMT-FREE MUNICIPALS

CLASS C     YEAR ENDED JULY 31,                              2007         2006          2005           2004        2003
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    10.04   $    10.13    $     9.50     $     9.16    $   9.45
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .43 1        .42 1         .47 1          .51         .49
Net realized and unrealized gain (loss)                      (.07)        (.04)          .64            .29        (.32)
                                                       -----------------------------------------------------------------
Total from investment operations                              .36          .38          1.11            .80         .17
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.40)        (.47)         (.48)          (.46)       (.46)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    10.00   $    10.04    $    10.13     $     9.50    $   9.16
                                                       =================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           3.60%        3.89%        11.87%          8.79%       1.67%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $  416,347   $  250,929    $   70,807     $   27,793    $ 23,511
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $  344,756   $  159,084    $   40,236     $   25,810    $ 22,345
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        4.16%        4.17%         4.70%          5.39%       5.04%
Expenses excluding interest and fees on
short-term floating rate notes issued                        1.55%        1.62%         1.69%          1.70%       1.71%
Interest and fees on short-term
floating rate notes issued 4                                 0.58%        0.62%         0.40%          0.26%       0.21%
                                                       -----------------------------------------------------------------
Total expenses                                               2.13%        2.24%         2.09%          1.96%       1.92%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                           2.13%        2.24%         2.09%          1.96%       1.87%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        18%          16%           15%            25%         75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      85 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer AMT-Free Municipals (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market


                      86 | OPPENHEIMER AMT-FREE MUNICIPALS
quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2007, the Fund had purchased $28,805,761 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $142,839,744 as of July 31, 2007, which represents 4.48% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a


                      87 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At July 31, 2007, municipal bond holdings with a value of $645,439,588 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $502,650,000 in short-term floating rate notes issued and outstanding at that date.

At July 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

   PRINCIPAL                                                                                 COUPON      MATURITY       VALUE AS OF
      AMOUNT   INVERSE FLOATER 1                                                            RATES 2         DATES     JULY 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
$  2,500,000   AK HFC RITES                                                                   7.432%       6/1/32    $    2,682,950
   2,000,000   AK HFC ROLs                                                                    8.610       12/1/33         2,081,040
   3,285,000   Athens, GA Area Facilities Corp. COP ROLs                                      8.630       6/15/37         3,143,548
   5,000,000   CA Golden State Tobacco Securitization Corp. ROLs 3                            8.640        6/1/45         5,121,000
  15,000,000   CA Golden State Tobacco Securitization Corp. ROLs                              8.207        6/1/47        16,411,050
   4,075,000   Central Plains, NE Gas Energy ROLs                                             6.880       12/1/26         3,423,000
   2,270,000   CO Health Facilities Authority RITES                                           8.432        3/1/22         2,881,129
   2,815,000   GA Municipal Electric Authority RITES                                         12.421        1/1/17         4,585,522
   3,730,000   Harris County, TX Toll Road RITES                                              7.932       8/15/24         4,752,318
  15,420,000   IA Tobacco Settlement Authority ROLs 3                                         9.120        6/1/46        15,677,822
   1,780,000   ID Health Facilities Authority ROLs                                            8.550        9/1/35         1,771,242
   2,500,000   ID Health Facilities Authority ROLs                                            8.550        9/1/35         2,487,700
   3,500,000   IL Health Facilities Authority ROLs                                            9.010       8/15/33         3,861,410
   2,500,000   IL Metropolitan Pier & Exposition Authority RITES                              6.421      12/15/28         2,762,800
   3,250,000   Indianapolis, IN Local Public Improvement Bond
               Bank RITES                                                                     7.432        7/1/33         4,072,705
   1,875,000   Jacksonville, FL Electric Authority RITES                                      4.897       10/1/22         1,864,238
   6,000,000   Jefferson Parish, LA Finance Authority
               (Single Family Mtg.) ROLs                                                      9.640       12/1/32         6,827,640
   2,500,000   King County, WA Sewer RITES                                                    6.932        1/1/24         2,877,150


                      88 | OPPENHEIMER AMT-FREE MUNICIPALS

   PRINCIPAL                                                                               COUPON        MATURITY       VALUE AS OF
      AMOUNT   INVERSE FLOATER 1                                                          RATES 2           DATES     JULY 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
$  2,500,000   Lake County, FL School Board COP RITES                                       5.690%         6/1/30    $    2,776,550
   3,510,000   MA H&EFA RITES                                                               5.750         8/15/25         3,671,811
   3,175,000   Northwestern Gwinnett County,
               GA Facilities Corp. COP ROLs                                                 7.170         6/15/29         3,267,774
   1,625,000   St. Joseph County, IN Hospital Authority ROLs                                8.500         8/15/46         1,495,000
     440,000   TX Municipal Gas Acquisition & Supply Corp. RITES                            8.070        12/15/26           376,640
   1,030,000   TX Municipal Gas Acquisition & Supply Corp. RITES                            8.070        12/15/26           881,680
   1,220,000   TX Municipal Gas Acquisition & Supply Corp. RITES                            8.070        12/15/26         1,044,320
   1,665,000   TX Municipal Gas Acquisition & Supply Corp. RITES                            7.060        12/15/26         1,590,075
   2,810,000   TX Municipal Gas Acquisition & Supply Corp. RITES                            8.070        12/15/26         2,405,360
   4,700,000   TX Municipal Gas Acquisition & Supply Corp. RITES                            8.070        12/15/26         4,023,200
  11,000,000   TX Municipal Gas Acquisition & Supply Corp. RITES                            7.600        12/15/26         9,416,000
   2,550,000   Volusia County, FL Educational Facility Authority ROLs                       8.600        10/15/13         2,627,775
   7,900,000   Volusia County, FL Educational Facility Authority ROLs                       8.600        10/15/35         7,684,962
   4,255,000   WA Health Care Facilities Authority ROLs 3                                   8.480          7/1/25         4,287,338
   1,835,000   WA Health Care Facilities Authority ROLs 3                                   8.480          7/1/30         1,775,399
   4,625,000   WA Health Care Facilities Authority ROLs 3                                   8.480          7/1/38         4,086,003
   4,160,000   WA Reset Optional Certification Trust II ROLs                                8.600         12/1/36         4,095,437
                                                                                                                     --------------
                                                                                                                     $  142,789,588
                                                                                                                     ==============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 76-77 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of July 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $77,985,000.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income


                      89 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of July 31, 2007, securities with an aggregate market value of $2,457,110, representing 0.09% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
   UNDISTRIBUTED     UNDISTRIBUTED         ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT        LONG-TERM                LOSS   FOR FEDERAL INCOME
   INCOME                     GAIN  CARRYFORWARD 1,2,3         TAX PURPOSES
   ------------------------------------------------------------------------
   $7,430,809                  $--          $9,598,553          $10,711,183

1. As of July 31, 2007, the Fund had $9,598,553 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2007, details of the capital loss carryforward was as follows:

                    EXPIRING
                    ----------------------------------
                    2010                    $9,598,553

2. During the fiscal year ended July 31, 2007, the Fund utilized $5,610,440 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended July 31, 2006, the Fund utilized $1,028,741 of capital loss carryforward to offset capital gains realized in that fiscal year.

The tax character of distributions paid during the years ended July 31, 2007 and July 31, 2006 was as follows:

                                            YEAR ENDED           YEAR ENDED
                                         JULY 31, 2007        JULY 31, 2006
   ------------------------------------------------------------------------
   Distributions paid from:
   Exempt-interest dividends              $101,287,185          $72,140,898
   Ordinary income                             208,930                   --
                                          ---------------------------------
   Total                                  $101,496,115          $72,140,898
                                          =================================


                      90 | OPPENHEIMER AMT-FREE MUNICIPALS

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

             Federal tax cost of securities       $2,603,710,635
                                                  ==============
             Gross unrealized appreciation        $   49,358,257
             Gross unrealized depreciation           (38,647,074)
                                                  --------------
             Net unrealized appreciation          $   10,711,183
                                                  ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended July 31, 2007, the Fund's projected benefit obligations were increased by $94,285 and payments of $50,665 were made to retired trustees, resulting in an accumulated liability of $167,723 as of July 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian


                      91 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                    YEAR ENDED JULY 31, 2007             YEAR ENDED JULY 31, 2006
                                  SHARES              AMOUNT            SHARES             AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                          87,690,405   $     900,349,653        88,693,790     $  894,341,222
Dividends and/or
distributions reinvested       5,299,379          54,355,692         3,754,817         37,866,989
Redeemed                     (29,094,162)       (297,860,378)      (20,937,412)      (211,114,486)
                             ---------------------------------------------------------------------
Net increase                  63,895,622   $     656,844,967        71,511,195     $  721,093,725
                             =====================================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                           1,167,735   $      11,935,473         2,980,673     $   29,961,366
Dividends and/or
distributions reinvested         126,890           1,297,043           134,792          1,354,805
Redeemed                      (1,661,395)        (16,982,965)       (1,415,873)       (14,244,117)
                             ---------------------------------------------------------------------
Net increase (decrease)         (366,770)  $      (3,750,449)        1,699,592     $   17,072,054
                             =====================================================================


                      92 | OPPENHEIMER AMT-FREE MUNICIPALS

                                   YEAR ENDED JULY 31, 2007     YEAR ENDED JULY 31, 2006
                                     SHARES          AMOUNT       SHARES          AMOUNT
-----------------------------------------------------------------------------------------
CLASS C
Sold                             21,167,619   $ 216,538,087   19,979,688   $ 200,765,872
Dividends and/or
distributions reinvested            687,740       7,025,377      385,370       3,869,283
Redeemed                         (5,196,730)    (52,980,742)  (2,365,535)    (23,741,449)
                                 --------------------------------------------------------
Net increase                     16,658,629   $ 170,582,722   17,999,523    $180,893,706
                                 ========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2007, were as follows:

                                                  PURCHASES          SALES
                 ---------------------------------------------------------
                 Investment securities       $1,413,206,459   $425,239,067

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                 FEE SCHEDULE
                 ------------------------------------------
                 Up to $200 million                   0.60%
                 Next $100 million                    0.55
                 Next $200 million                    0.50
                 Next $250 million                    0.45
                 Next $250 million                    0.40
                 Over $1 billion                      0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2007, the Fund paid $774,895 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


                      93 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B and Class C shares were $2,076,471 and $4,651,692, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                        CLASS A         CLASS B         CLASS C
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
July 31, 2007        $1,171,717        $102,434        $111,714        $113,269

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of July 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                      94 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2958% as of July 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      For the year ended July 31, 2007, the average daily loan balance was $30,751,507 at an average daily interest rate of 5.286%. The Fund had borrowings outstanding of $44,400,000 at July 31, 2007 at an interest rate of 5.2958%. The Fund had gross borrowings and gross loan repayments of $870,300,000 and $833,800,000, respectively, during the year ended July 31, 2007. The maximum amount of borrowings outstanding at any month-end during the year ended July 31, 2007 was $98,400,000. The Fund paid $138,868 in fees and $1,470,457 in interest during the year ended July 31, 2007.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of July 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.


                      95 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS Continued

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                      96 | OPPENHEIMER AMT-FREE MUNICIPALS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER AMT-FREE MUNICIPALS:

We have audited the accompanying statement of assets and liabilities of Oppenheimer AMT-Free Municipals, including the statement of investments, as of July 31, 2007, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer AMT-Free Municipals as of July 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
September 17, 2007


                      97 | OPPENHEIMER AMT-FREE MUNICIPALS

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the fiscal year ended July 31, 2007 are eligible for the corporate dividend-received deduction. 99.79% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                      98 | OPPENHEIMER AMT-FREE MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      99 | OPPENHEIMER AMT-FREE MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF
FUND, LENGTH OF SERVICE, AGE      PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                          80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of Special
Chairman of the Board of          Value Opportunities Fund, LLC (registered investment company) (since September 2004); Member of
Trustees (since 2007),            Zurich Financial Investment Advisory Board (insurance) (since October 2004); Board of Governing
Trustee (since 2005)              Trustees of The Jackson Laboratory (non-profit) (since August 1990); Trustee of the Institute for
Age: 64                           Advanced Study (non-profit educational institute) (since May 1992); Special Limited Partner of
                                  Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004);
                                  Trustee of Research Foundation of AIMR (investment research, non-profit) (2000-2002); Governor,
                                  Jerome Levy Economics Institute of Bard College (economics research) (August 1990-September 2001);
                                  Director of Ray & Berendtson, Inc. (executive search firm) (May 2000-April 2002). Oversees 65 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,                  President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment
Trustee (since 2007)              management company) (since January 2004); President of The Community Reinvestment Act Qualified
Age: 67                           Investment Fund (investment management company) (since January 2004); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (since January
                                  2004); Director of Internet Capital Group (information technology company) (since October 2003);
                                  Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc.
                                  (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments
                                  U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003);
                                  President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003);
                                  President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln
                                  National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement
                                  Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of
                                  Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware
                                  Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice
                                  Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of
                                  Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company
                                  (financial services holding company) (1977-1985); held the following positions at the Colonial
                                  Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer
                                  (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price
                                  Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967)
                                  and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 65 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation) (since 2005);
Trustee (since 2005)              Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President
Age: 66                           of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI
                                  Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 55 portfolios in the OppenheimerFunds complex.


                     100 | OPPENHEIMER AMT-FREE MUNICIPALS

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 65 portfolios in the OppenheimerFunds
Trustee (since 1993)              complex.
Age: 74

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since January
Trustee (since 1999)              1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of
Age: 68                           GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The
                                  Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983);
                                  Foreign Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study
                                  (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke
                                  University (1983-1991). Oversees 55 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice
Trustee (since 2004)              President and General Auditor of American Express Company (financial services company) (July
Age: 64                           1998-February 2003). Oversees 55 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Managing Director of Public Capital Advisors, LLC (privately-held financial adviser) (since
Trustee (since 2002)              January 2006); Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Age: 55                           (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial adviser)
                                  (since January 2002); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council
                                  on Foreign Relations, Member of the Investment Committee of the Episcopal Church of America,
                                  Member of the Investment Committee and Board of Human Rights Watch and the Investment Committee of
                                  Historic Hudson Valley. Oversees 55 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.") (corporate governance
Trustee (since 1989)              consulting and executive recruiting) (since 1993); Life Trustee of International House (non-profit
Age: 75                           educational organization); Former Trustee of The Historical Society of the Town of Greenwich;
                                  Former Director of Greenwich Hospital Association. Oversees 55 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996);
Trustee (since 2005)              Director of Lakes Environmental Association (environmental protection association) (since 1996);
Age: 66                           Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994);
                                  Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 55 portfolios in the
                                  OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since
Trustee (since 2005)              1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Vice
Age: 59                           President, Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production) (1996-2006); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979);
                                  Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999);
                                  and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 55 portfolios in the
                                  OppenheimerFunds complex.


                     101 | OPPENHEIMER AMT-FREE MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
AND OFFICER                       NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                                  POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the
Trustee, President and            Manager (September 2000-March 2007); President and a director or trustee of other Oppenheimer
Principal Executive Officer       funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent
(since 2001)                      holding com- pany) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of
Age: 58                           the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                  Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                  Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                  2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                  Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since
                                  November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                  July 2001); President (since November 1, 2001) and Director (since July 2001) of Oppenheimer Real
                                  Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company
                                  (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment
                                  Company Institute's Board of Governors (since October 3, 2003); Chief Operating Officer of the
                                  Manager (September 2000-June 2001); President and Trustee of MML Series Investment Fund and
                                  MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of
                                  C.M. Life Insurance Company (September 1999-August 2000); President, Chief Executive Officer and
                                  Director of MML Bay State Life Insurance Company (September 1999-August 2000); Director of Emerald
                                  Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June
                                  1989-June 1998). Oversees 102 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                 THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZACK, GILLESPIE AND
THE FUND                          MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR
                                  MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL,
                                  COLORADO 80112-3924, FOR MESSRS. FIELDING, LOUGHRAN, COTTIER AND WILLIS, 350 LINDEN OAKS,
                                  ROCHESTER, NEW YORK 14625. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

RONALD H. FIELDING,               Senior Vice President of the Manager and Chairman of the Rochester Division of the Manager (since
Vice President and Senior         January 1996). Chief Strategist, a Senior Portfolio Manager, an officer and a trader for the Fund
Portfolio Manager                 and other Oppenheimer funds.
(since 2002)
Age: 58

DANIEL G. LOUGHRAN,               Senior Vice President of the Manager (since April 2007); Vice President of the Manager (April
Vice President and Senior         2001-July 2007) and a Portfolio Manager with the Manager (since 1999). Team leader, a Senior
Portfolio Manager                 Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
(since 2005)
Age: 43


                     102 | OPPENHEIMER AMT-FREE MUNICIPALS

SCOTT S. COTTIER,                 Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory
Vice President (since 2005)       Capital Management (from 1999 to 2002). Senior Portfolio Manager, an officer and a trader for the
and Senior Portfolio Manager      Fund and other Oppenheimer funds.
(since 2002)
Age: 35

TROY E. WILLIS,                   Assistant Vice President of the Manager (since July 2005) and a Portfolio Manager with the Manager
Vice President (since 2005)       (since 2003). Corporate Attorney for Southern Resource Group (from 1999 to 2003). Senior Portfolio
and Senior Portfolio Manager      Manager, an officer and a trader for the Fund and other Oppenheimer funds.
(since 2006)
Age: 34

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager, OppenheimerFunds Distributor,
Vice President and Chief          Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice
Compliance Officer                President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
(since 2004)                      Shareholder Services, Inc. (June 1983-February 2004). Former Vice President and Director of
Age: 57                           Internal Audit of the Manager (1997-February 2004). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following:
Treasurer and Principal           HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder
Financial & Accounting            Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc.
Officer (since 1999)              (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
Age: 47                           International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional
                                  Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                  Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March
                                  1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                  Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March 1995-March 1999).
                                  An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer               (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2004)                      1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 37

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer               Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                      Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at American Data
Age: 37                           Services, Inc. (September 2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.


                     103 | OPPENHEIMER AMT-FREE MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Vice President and Secretary      Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of
(since 2001)                      Centennial Asset Management Corporation (since December 2001); Senior Vice President and General
Age: 59                           Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General
                                  Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director
                                  (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                  President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General
                                  Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                  December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments,
                                  Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                  Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                  Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                  December 2003); Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                  2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the Manager;
                                  Assistant Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                  Shareholder Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                  International Ltd. (September 1997-November 2001). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April
Assistant Secretary               2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate Vice President
(since 2004)                      (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000) of UBS Financial
Age: 39                           Services Inc. (formerly, PaineWebber Incorporated). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First Vice
Assistant Secretary               President (2001-September 2004); Director (2000-September 2004) and Vice President (1998-2000) of
(since 2004)                      Merrill Lynch Investment Management. An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 43

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary               of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2001)                      Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003);
Age: 41                           Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                  Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                  December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                      104 | OPPENHEIMER AMT-FREE MUNICIPALS



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $38,000 in fiscal 2007 and $27,500 in fiscal 2006.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $315,954 in fiscal 2007 and $24,746 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews, professional services relating to FAS 123R and review of internal controls of SAP conversion.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2007 and $1,536 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include:  preparation of form 5500.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $315,954 in fiscal 2007 and $26,282 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free Municipals

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 09/13/2007